UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-65512
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-06484
Amendment No. 29	☑

(Check appropriate box or boxes.)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
(Name of Depositor)

300 Continental Drive, Newark, Delaware 19713
(Address of Depositor's Principal Executive Offices)                                                                                                                       (Zip Code)

Depositor's Telephone Number, including Area Code	(302) 452-4000

Thomas E. Barnes, SVP and Assistant Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	August 1, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on August 1, 2008 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life and Annuity Company of America: • Nationwide Provident VA Separate Account – A

Prospectus supplement dated August 1, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective August 1, 2008 the principal underwriter and general distributor will change from 1717 Capital Management Company to Nationwide Securities, LLC.

Any and all references to 1717 Capital Management Company ("1717") are replaced with Nationwide Securities, LLC (“NSLLC”). NSLLC is located at One Nationwide Plaza, Columbus, Ohio 43215.

In addition, the following changes are made effective:

The Distribution of Contracts provision is replaced as follows:

The Contracts are distributed by Nationwide Securities, LLC (“NSLLC”), located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned indirect subsidiary of Nationwide Life Insurance Company of America, the parent company of Nationwide Life and Annuity Company of America.

The Contracts will be sold on a continuous basis by licensed insurance agents in those states where the Contracts may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

1717 received $16,493,648, $16,865,493, and $20,965,977 during 2007, 2006 and 2005, respectively, as principal underwriter of the Contracts and of other variable annuity contracts and variable life insurance policies offered by NLACA and its affiliates.  1717 did not retain any compensation as principal underwriter during the past 3 fiscal years.

Market Street VIP/2 Interests in Individual Flexible Premium Deferred Variable Annuity Contracts Issued by Nationwide Provident VA Separate Account A and Nationwide Life and Annuity Company of America		The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
Service Center 300 Continental Drive Newark, Delaware 19713	Main Administrative Offices 1000 Chesterbrook Blvd. Berwyn, Pennsylvania 19312	May 1, 2008
Phone: 1-800-688-5177

This prospectus describes an individual flexible premium deferred variable annuity contract ("Contract") issued by Nationwide Life and Annuity Company of America.  This prospectus provides information that a prospective owner should know before investing in the Contract.

You can allocate your Contract's values to:

•	Nationwide Provident VA Separate Account A (the "Variable Account"), which invests in the portfolios listed on this page; or
•	the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the Variable Account (the "Portfolios") must accompany this prospectus.  Please read these documents before investing and save them for future reference.

To learn more about the Contract, you should read the Statement of Additional Information ("SAI") dated May 1, 2008.  For a free copy of the SAI, please call or write to us at our Service Center.

The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.  Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Please note that the contract and the Portfolios:
•	are not guaranteed to achieve their goals;
•	are not federally Insured;
•	are not endorsed by any bank or government agency; and
•	are subject to risks, including loss of the amount invested.

It may not be advantageous to replace existing insurance with the Contract, or to finance the purchase of the Contract through a loan or through withdrawals from another contract.

The following Portfolios are available:

Dreyfus
•	Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares

DWS Variable Series I
•	Bond VIP: Class A
•	Growth and Income VIP: Class A

Federated Insurance Series
•	Federated Capital Income Fund II*
•	Federated Fund for U.S. Government Securities II

Fidelity Variable Insurance Products Fund
•	VIP Asset Manager Portfolio: Initial Class
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Growth Portfolio: Initial Class
•	VIP High Income Portfolio: Initial Class*

Nationwide Variable Insurance Trust (“NVIT”)
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	J.P. Morgan NVIT Balanced Fund: Class IV
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT Government Bond Fund: Class IV (formerly, Nationwde NVIT Government Bond Fund: Class IV)
•	NVIT Growth Fund: Class IV (formerly, Nationwide NVIT Growth Fund: Class IV)
•	NVIT Mid Cap Growth Fund: Class IV (formerly, Nationwide NVIT Mid Cap Growth Fund: Class IV)
•	NVIT Money Market Fund: Class IV (formerly, Nationwide NVIT Money Market Fund: Class IV)
•	NVIT Multi-Manager International Value Fund: Class III† (formerly, NVIT International Value Fund: Class III)
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Value Fund: Class IV (formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class IV)
•	NVIT Multi-Manager Small Company Fund: Class IV (formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class IV)

•	NVIT Nationwide Fund: Class IV
•	NVIT S&P 500 Index Fund: Class IV
•	Van Kampen NVIT Comstock Value Fund: Class IV*

Premier VIT
•	OpCap Equity Portfolio
•	OpCap Managed Portfolio
•	OpCap Small Cap Portfolio

Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†
•	Worldwide Real Estate Fund: Class R†

The following Portfolio is only available for Policies issued before May 1, 2008:
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Initial Class

Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Class R†

Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Discovery Fund

The following Portfolio is only available for Policies issued before May 1, 2004:

Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

Effective May 1, 2004, the following Portfolios are not available to receive transfers or new premium:

DWS Variable Series I
•	International VIP: Class A

Nationwide Variable Insurance Trust
•	NVIT Multi-Manager International Value Fund: Class IV (formerly, NVIT International Value Fund: Class IV)

Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
•	Worldwide Real Estate Fund: Initial Class

*These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

†These Portfolios assess a short-term trading fee.

Table of Contents

Page
Glossary	5
Table of Expenses	7
Contract Summary	8
The Contract
Charges and Deductions
Annuity Provisions
Federal Tax Status
Variable Account Financial Highlights
NLACA, the Variable Account and the Portfolios	11
Nationwide Life and Annuity Company of America (NLACA)
Nationwide Provident VA Separate Account A (Variable Account)
The Funds
Underlying Mutual Fund Payments
Resolving Material Conflicts
Addition, Deletion, or Substitution of Investments
Description of Annuity Contract	15
Purchasing a Contract
Cancellation (Free Look) Period
Premiums
Allocation of Net Premiums
Variable Account Value
Transfer Privilege
Disruptive Trading
Dollar Cost Averaging
Earnings Sweep Program
Withdrawals and Surrender
Death Benefit Before or After Maturity Date
Proceeds on Maturity Date
Telephone, Fax, or E-mail Requests
Delays in Payments
Modification
Reports to Contract Owners
Contract Inquiries
The Guaranteed Account	23
Minimum Guaranteed and Current Interest Rates
Calculation of Guaranteed Account Value
Transfers from Guaranteed Account
Payment Deferral
Charges and Deductions	24
Surrender Charge (Contingent Deferred Sales Charge)
Administrative Charges
Mortality and Expense Risk Charge
Short-Term Trading Fees
Investment Advisory Fees and Other Expenses of the Portfolios
Premium Taxes
Other Taxes
Charge Discounts for Sales to Certain Contracts
Payment Options	26
Election of Payment Options
Description of Payment Options
Yields and Total Returns	27
Money Market Yields
Historical Performance of the Subaccounts

Table of Contents (continued)
Page
Federal Tax Status	27
Introduction
Tax Status of the Contracts
Taxation of Annuities – In General
Income Taxation of Non-Qualified Contracts
Income Taxation of Qualified Contracts
Foreign Tax Credits
Withholding
Possible Changes in Taxation
Other Tax Consequences
Distribution of Contracts	31
The Contract in General
Legal Proceedings	32
Voting Portfolio Shares	33
Financial Statements	34
Statement of Additional Information Table of Contents	35
Appendix A: Portfolio Information	36
Appendix B: Financial Highlights	41

GLOSSARY

Accumulation Unit
A unit of measure used to calculate Subaccount Value.

Annuitant
The person whose life determines the annuity payments payable under the Contract and whose death determines the death benefit.

Application
The application you must complete to purchase a Contract plus all forms required by applicable law or us.

Beneficiary
The person to whom we pay the death benefit upon the death of the Owner or the Annuitant.  If the Contract has joint Owners, then the surviving joint Owner is the Beneficiary.

Cancellation (Free Look) Period
The period described in this prospectus during which the Owner may return this Contract for a refund.

Code
The Internal Revenue Code of 1986, as amended.

Contract
The individual flexible premium deferred variable annuity contract issued by us and offered in this prospectus.

Contract Account Value
The sum of the Variable Account Value and the Guaranteed Account Value.

Contract Anniversary
The same date in each Contract Year as the Contract Date.

Contract Date
The date as of which we issue the Contract and upon which the Contract becomes effective.  The Contract Date is used to determine Contract Years and Contract Anniversaries.

Contract Year
A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Fund
Any mutual fund in which a Subaccount invests.

General Account
The assets that belong to us other than those assets allocated to the Variable Account or any of our other separate accounts.

Guaranteed Account
An account that is part of our General Account and is not part of, or dependent upon, the investment performance of the Variable Account.

Guaranteed Account Value
The Net Premiums allocated and amounts transferred to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

Maturity Date
The date as of which the Contract Account Value is applied to a Payment Option (or, if you elect to receive a lump sum, the date as of which you will receive the Surrender Value).  The latest possible Maturity Date is normally the later of the Contract Anniversary nearest the Annuitant's age 85, or 10 years after the Contract Date.  Notwithstanding the Maturity Date, Qualified Contracts may require that distributions begin at an earlier date.

Money Market Subaccount
The Subaccount that holds shares of the Nationwide GVIT Money Market Fund of Nationwide Variable Insurance Trust.

Net Asset Value Per Share
The value per share of any Portfolio on any Valuation Day.  The method of computing the Net Asset Value Per Share is described in the prospectus for a Portfolio.

Net Premium
The premium you pay less any premium tax deducted from the premium.

Non-Qualified Contract
A Contract that is not a Qualified Contract.

Notice
A request or notice in writing or otherwise in a form satisfactory to us that is signed by you and received at our Service Center.  You may obtain the necessary form by calling us at (800) 688-5177.

Owner (you, your)
The person who owns the Contract.  The Owner is entitled to exercise all rights and privileges provided in the Contract.  Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly.  Joint Owners must be spouses.

Payee
The person entitled to receive annuity payments under the Contract.  The designation of a Payee other than the Annuitant requires our consent.

Payment Option
One of the annuity payment options available under the Contract.

Portfolio
An investment portfolio of a Fund.

NLACA (we, our, us)
Nationwide Life and Annuity Company of America.

Qualified Contract
A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Rider
An amendment, addition, or endorsement to the Contract that changes the terms of the Contract by: (1) expanding Contract benefits; (2) restricting Contract benefits; or (3) excluding certain conditions from the Contract's coverage.  A Rider that is added to the Contract becomes part of the Contract.

SEC
The U.S. Securities and Exchange Commission.

Service Center
Our technology and service office at 300 Continental Drive, Newark, Delaware 19713.

Subaccount
A subdivision of the Variable Account.

Subaccount Value
Before the Maturity Date, the amount equal to that part of any Net Premium allocated to a Subaccount plus any amounts transferred to that Subaccount as adjusted by any interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable Surrender Charges and premium tax charges), other charges and any amounts transferred out of that Subaccount.

Surrender Charge
A charge that we deduct if a withdrawal or surrender occurs during the first six Contract Years.  This charge is sometimes called a "contingent deferred sales charge."

Surrender Value
The Contract Account Value less: (1) any applicable Surrender Charge, (2) premium tax charges not previously deducted, and (3) the annual administration fee, if applicable.

Transfer Processing Fee
The fee we charge for additional Subaccount amounts transferred after the twelfth transfer of Subaccount amounts within one Contract Year.

Valuation Day
For each Subaccount, each day that the New York Stock Exchange is open for business and on days when trading of shares within a Subaccount is sufficient to materially affect the value of the Subaccount.  As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

Valuation Period
The period beginning at the close of business on one Valuation Day (usually 4:00 p.m. Eastern time) and continuing to the close of business on the next Valuation Day.

Variable Account
Nationwide Provident VA Separate Account A.

Variable Account Value
The sum of all Subaccount Values.

TABLE OF EXPENSES

The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Contract.  The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Contract, takes a withdrawal, surrenders the Contract, or transfers the Contract Account Value among the Subaccounts and/or the Guaranteed Account.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Maximum Contingent Deferred Sales Charge (as a percentage of amount surrendered or withdrawn)	6%
Transfer Processing Fee	$25 for each transfer after the first twelve transfers each Contract Year
Maximum Short-Term Trading Fee (as a percentage of transfer amount)	1%

The next table describes the fees and expenses that an Owner will pay periodically during the time that he or she owns the Contract, not including Portfolio fees and expenses.
Annual Administration Fee	$30 per Contract Year
Variable Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charges	1.25%
Asset-Based Administration Charge	0.15%
Total Variable Account Annual Expenses	1.40%

The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by any of the Portfolios for the fiscal year ended December 31, 2007.  Expenses of the Portfolios may be higher or lower in the future.  The table does not reflect Short-Term Trading Fees. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average Portfolio assets)	0.32%	1.56%

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios.  Therefore, actual expenses could be lower.  Refer to the Portfolio prospectuses for specific expense information.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the Contract for the time periods indicated;
•	that your investment has a 5% return each year;
•	the maximum fees and expenses of any of the Portfolios;
•	maximum variable account expenses of 1.40%;
•	that a Surrender Charge is assessed (if applicable);
•	that no transfer charges or premium taxes have been assessed; and
•	that the $30 Annual Administration Fee is translated into an assumed 0.30% charge based on an estimated average Contract Account Value per Contract of $10,000.

Your actual costs may be higher or lower.  Based on these assumptions, your costs would be:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Annual Portfolio Operating Expenses (1.56%)	342	1,043	1,766	3,676	342	1,043	1,766	3,676	*	1,043	1,766	3,676
Minimum Total Annual Portfolio Operating Expenses (0.32%)	212	655	1,123	2,418	212	655	1,123	2,418	*	655	1,123	2,418

The Examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or less than those shown.  The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be more or less than the assumed amount.

CONTRACT SUMMARY

This section is a summary of some of the more important points that you should know and consider before purchasing a Contract.  We discuss each of these topics in greater detail later in this prospectus.

The Contract

•  Purchasing a Contract.  The Contract is an individual flexible premium deferred variable annuity.  The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes.  We may sell Contracts in connection with retirement plans that qualify for special tax treatment (Qualified Contracts), as well as Contracts that do not qualify for special tax treatment (Non-Qualified Contracts).

To purchase a Contract, you must submit an Application and pay the minimum initial premium.  We do not begin to make annuity payments until the Maturity Date or the date that you surrender the Contract.  For more information about how to purchase a Contract, see "Description of an Annuity Contract – Purchasing a Contract."

The Contract is not designed for and does not support active trading strategies.  In order to protect investors in the Contract that do not utilize such strategies, we may initiate certain exchange offers intended to provide Owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If the Contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged Contract.  Furthermore, no Contingent Deferred Sales Charge will be assessed on the exchanged assets and we will "tack" the Contract’s Contingent Deferred Sales Charge schedule onto the new contract.  This means that the Contingent Deferred Sales Charge schedule will not start anew on the exchanged assets in the new contract; rather, the Contingent Deferred Sales Charge schedule from the exchanged Contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years.  This enables the Owner to exchange into the new contract without having to start a new Contingent Deferred Sales Charge schedule on exchanged assets.  However, if subsequent premiums are made to the new contract, they will be subject to any applicable Contingent Deferred Sales Charge schedule that is part of the new contract.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

•  Cancellation (Free Look Period).  You have the right to return the Contract within 10 days (or any longer period required by the laws of your state) after you receive it.  If you return the Contract within the Cancellation Period, we will return a refund amount to you.  In most states, the amount we return is:

➢	the amount of premiums you paid (including any Contract fees and charges); minus

➢	any amounts allocated to the Variable Account; plus

➢	the Variable Account Value on the date of termination.

In states where required, we will return the premiums that you paid.

•  Premiums.  We require a minimum initial premium of $2,000.  For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to pay premiums of $100 per month during the first Contract Year.  You may pay subsequent premiums at any time.  For Non-Qualified Contracts, the minimum subsequent premium is $100.  For Qualified Contracts, the minimum subsequent premium is $50.  You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.

•  Allocation of Net Premiums.  We will allocate Net Premiums under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both.  (We do not offer the Guaranteed Account in Oregon.)  In states where you are guaranteed the return of your premium if you cancel during the Cancellation Period, all Net Premiums allocated to the Variable Account will be initially allocated to the Money Market Subaccount for a 15-day period.  At the end of that period, we will allocate the amount in the Money Market Subaccount to your designated Subaccounts.

We invest the assets of each Subaccount solely in a corresponding Portfolio.  Your Contract Account Value (except for the Guaranteed Account Value) will vary according to the investment performance of the Portfolios in which your chosen Subaccounts invest.  We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year or, if we choose, at a higher current interest rate.

•  Transfers.  Before the Maturity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions.  Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less.  After twelve transfers during a Contract Year, we deduct a Transfer Processing Fee of $25 for each additional transfer during that Contract Year.  We allow only one transfer out of the Guaranteed Account each Contract Year.  You must make this transfer within 30 days of the Contract Anniversary.  We limit the amount that you can transfer from the Guaranteed Account to 25% or less of the Guaranteed Account Value on the date of the transfer, unless the balance after transfer is less than $500, in which case the entire amount will be transferred.  We may restrict the quantity and/or mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Owners.

•  Withdrawals.  At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value, subject to certain limitations.

•  Surrender.  Upon Notice received at our Service Center on or before the earlier of the death of the Annuitant or the Maturity Date, you may surrender the Contract in full and receive its Surrender Value.  This Notice must include the proper form, which you may obtain by contacting our Service Center.

•  Death Benefit.  If the Annuitant dies before the Maturity Date, we will pay the Beneficiary a death benefit.  During the first six Contract Years, the death benefit equals the greater of:

➢	premiums paid less any amounts withdrawn (including applicable Surrender Charges); or

➢	the Contract Account Value on the date we receive due proof of the Annuitant's death.

After the end of the sixth Contract Year, the death benefit equals the greatest of:

➢	the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or

➢	the Contract Account Value on the date we receive due proof of the Annuitant's death; or

➢	premiums paid less any amounts withdrawn (including applicable Surrender Charges).

If an Owner dies before the Maturity Date, we must generally distribute the Contract Account Value (or, if the deceased Owner is also the Annuitant, the death benefit) to the Beneficiary within five years after the date of death.

If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of death.

•  Step-up Rider.  A Step-up Rider provides a guaranteed minimum death benefit at no additional charge if the Annuitant dies before the Maturity Date.  The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70.  The guaranteed minimum death benefit initially equals the Contract Account Value as of the sixth Contract Anniversary.  We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next six year Contract Anniversary.  This "step-up" continues until the Contract Anniversary on or before the Annuitant's 85th birthday.  We will also increase the proceeds upon death by an amount equal to aggregate premiums paid since the last Contract Anniversary.  In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value.  At no time will the death benefit proceeds be less than either:

➢	the Contract Account Value on the date we receive due proof of the Annuitant's death; or

➢	the sum of premiums paid, less any withdrawals (including applicable Surrender Charges).

•  Substitution of Securities.  We  may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)           shares of a current underlying mutual fund are no longer available for investment; or

(2)           further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, we filed an application with the SEC for an order permitting us to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when we receive SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

We may deregister Nationwide Provident VA Separate Account A under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event we deregister Nationwide Provident VA Separate Account A.

Charges and Deductions

•  Surrender Charge (Contingent Deferred Sales Charge).  We do not deduct any charge for sales expenses from premiums.  However, if you surrender your Contract or make certain withdrawals before the sixth Contract Anniversary, we will deduct a Surrender Charge from the amount surrendered or withdrawn.

For the first Contract Year, the charge is 6% of the amount withdrawn or surrendered.  Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year.  In no event is the total Surrender Charge on any Contract in excess of 8½% of the total premiums received under the Contract.

During each Contract Year after the first Contract Year, you may, subject to certain restrictions, make up to two withdrawals totaling not more than 10% of the Contract Account Value (as of the beginning of a Contract Year) free of the Surrender Charge.

•  Annual Administration Fee.  On each Contract Anniversary prior to and including the Maturity Date, we deduct an Annual Administration Fee of $30 from the Contract Account Value.  We also deduct this charge on the Maturity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary.

•  Asset-Based Administration Charge.  We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contracts.  On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%.

•  Transfer Processing Fee.  The first twelve transfers of amounts in the Subaccounts each Contract Year are free.  We assess a $25 transfer charge for each additional transfer during a Contract Year.  We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, or Automatic Asset Rebalancing.

•  Mortality and Expense Risk Charge.  We deduct a daily Mortality and Expense Risk Charge to compensate us for assuming certain mortality and expense risks.  On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks).

•  Short-Term Trading Fees.  We may deduct a 1% Short-Term Trading Fee from transfers from a Subaccount that occur within 60 days after allocation to that Subaccount.

•  Investment Advisory Fees and Other Expenses of the Portfolios.  The investment experience of each Subaccount reflects the investment experience of the shares of the Portfolio that it holds.  The investment experience of each Portfolio, in turn, reflects its investment advisory fees and other expenses.  Please read the prospectus for each Portfolio for details.

•  Premium Taxes.  If state or other premium taxes apply to a Contract, we deduct these taxes either:

➢	from premiums as they are received; or

➢	from the Contract Account Value, upon a withdrawal from or surrender of the Contract, upon application of the Contract Account Value to a Payment Option, or upon payment of a death benefit.

Annuity Provisions

•  Maturity Date.  We will apply the Contract Account Value to a Payment Option on the Maturity Date.  You may instead elect to receive the Surrender Value on the Maturity Date.

•  Payment Options.  The Contract offers three Payment Options.  The amount of the payments under them does not vary with the Variable Account's performance.  They are:

➢	Life Annuity;

➢	Life Annuity with 10 Years Guaranteed; and

➢	Alternate Income Option.

In addition, instead of choosing one of the Payment Options listed above, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

•  Other Annuity Contracts.  We offer other variable annuity contracts that have different contract features, death benefits and optional programs.  However, these other contracts also have different charges that would affect your Subaccount performance and Contract Account Value.  To obtain more information about these other contracts, contact our Service Center or your agent.

Federal Tax Status

Earnings in the Contract are generally not taxed until they are distributed.  Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in federal income tax liability.  If you are under age 59½ at the time of the distribution, a penalty tax may also apply.

Variable Account Financial Highlights

Appendix B to this prospectus provides information about accumulation unit values and number of units outstanding for the Subaccounts.

NLACA, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

Nationwide Life and Annuity Company of America (NLACA)

We are a stock life insurance company, the issuer of the Contract, and a wholly owned subsidiary of Nationwide Life Insurance Company of America ("NLICA").  NLICA was chartered by the Commonwealth of Pennsylvania in 1865.  We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company.  Our name was changed in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992.  The address of our corporate headquarters is 1000 Chesterbrook Boulevard, Berwyn, PA 19312.  We are currently licensed to transact life insurance business in 49 states and the District of Columbia.

On October 1, 2002, NLICA (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly owned subsidiary of Nationwide Financial Services, Inc.  ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization.  Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

On December 31, 1997, we entered into a Support Agreement with Provident Mutual Life Insurance Company (now NLICA).  Under this agreement, NLICA agrees to ensure that our total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement.  NLICA agrees to contribute to us an amount of capital sufficient to attain this level of total adjusted capital.  RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in their operations.

NLICA also agrees to cause us to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us.  This agreement will remain in effect provided we remain a subsidiary of NLICA.  Before any material modification or termination of the agreement, a determination must be made that the modification or termination will not have an adverse impact on our policyholders.  This determination is to be based on our ability at the time of the determination to maintain our own financial stability according to the standards contained in the agreement.  Other than this Support Agreement, NLICA is under no obligation to invest money in us, nor is it in any way a guarantor of our contractual obligations or obligations under the Contracts.

We are subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which we do business.  We submit annual statements on our operations and finances to insurance officials in these states and jurisdictions.  The forms for the Contract described in this prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association ("IMSA").  IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities.  As a member of IMSA, we may use the IMSA logo and language in advertisements.

Nationwide Provident VA Separate Account A (Variable Account)

On October 1, 2002, in connection with the sponsored demutualization (whereby our parent company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Provident mutual Variable Annuity Separate Account changed its name to the Nationwide Provident VA Separate Account A.

The Variable Account is a separate investment account that we maintain.  Our Board of Directors established the Variable Account on May 9, 1991 under Pennsylvania law.  We established the Variable Account to support the investment options under the Contract and other variable annuities.  Because we later redomesticated as a Delaware insurance company, the Variable Account is now subject to regulation by the Delaware Insurance Department.  We have caused the Variable Account to be registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").  This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

We own the assets of the Variable Account.  These assets, however, are legally separate from our other assets and are not part of our General Account.  The portion of the assets of the Variable Account equal to the reserves or other Contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business we conduct.  We may transfer to our General Account any assets of the Variable Account that exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract Account Value allocated to the Variable Account under the Contracts).

The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund.  The income, gains, or losses, realized or unrealized, on the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains, or losses of NLACA.  The assets of each Subaccount may not be charged with liabilities arising out of any other business of NLACA.  NLACA may accumulate in the Variable Account the charge for mortality expense and expense risks, gains and losses, and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.

The Funds

The Variable Account currently invests in Portfolios of various series-type Funds.  Each of the Funds is registered with the SEC under the 1940 Act as an open-end investment company.  The SEC does not, however, supervise the management or the investment practices and policies of the Funds.

The assets of each Portfolio are separate from the assets of the other Portfolios, and each Portfolio has separate investment objectives and policies.  Each Portfolio therefore operates as a separate investment Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.  The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding Portfolio.

Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and us.  The termination provisions of these agreements vary.  A summary of the termination provisions may be found in the SAI.  If a participation agreement is terminated, the Variable Account will no longer be able to purchase additional shares of that Fund.  In that event, you will not be able to allocate Contract Account Values or premium payments to Subaccounts investing in Portfolios of that Fund.

In certain circumstances, a Fund or a Portfolio may also refuse to sell its shares to the Variable Account for other reasons.  If a Fund or a Portfolio refuses to sell its shares to the Variable Account, we will not be able to honor your request to allocate your Contract Account Value or premium payments to Subaccounts investing in shares of that Fund or Portfolio.

Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies.  Before choosing Subaccounts, you should carefully read the individual prospectuses for the Funds along with this prospectus.

Some of the Portfolios available under the Contract present greater investment risks than other Portfolios because they invest in high yield securities (commonly known as junk bonds), foreign securities, small company stocks or other types of investments that present speculative risks.  You should read the risk disclosure in the prospectuses for the Portfolios and be sure that your investment choice is appropriate in light of your investment goals.

For more detail about each Portfolio, refer to the Portfolio prospectuses and/or "Appendix A: Portfolio Information" later in this prospectus.   THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE.

Certain Portfolios have investment objectives and policies similar to other investment portfolios or mutual funds managed by the same investment adviser or manager.  The investment results of the Portfolios may be higher or lower than those of such other investment portfolios or mutual funds.  We do not guarantee or make any representation that the investment results of any Portfolio will be comparable to that of any other investment portfolio or mutual fund, even those with the same investment adviser or manager.

Some of the investment portfolios described in the prospectuses for the Funds are not available with the Contracts.  We cannot guarantee that each Portfolio will always be available for the Contracts.  In the unlikely event that a Portfolio is not available, we will do everything reasonably practicable to secure the availability of a comparable Portfolio.  Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Resolving Material Conflicts

The Funds are used as investment vehicles for variable life insurance policies and variable annuity contracts issued by NLACA and NLICA, as well as other insurance companies offering variable life and annuity contracts.  In addition, certain Funds available with the Contract may sell shares to qualified retirement plans.  As a result, there is a possibility that a material conflict may arise between the interests of owners of variable life or variable annuity contracts, generally, or certain classes of owners, and the interests of the retirement plans or participants in retirement plans.

We currently do not foresee any disadvantages to Owners resulting from the Funds selling shares in connection with products other than the Contracts or to retirement plans.  However, there is a possibility that a material conflict may arise between Owners whose Contract Account Values are allocated to the Variable Account and other investors in the Portfolios, including retirement plans and the owners of variable life insurance policies and variable annuity contracts issued by other insurance companies.  In the event of a material conflict, we will take any necessary steps, including removing the Portfolio as an investment option within the Variable Account, to resolve the matter.  The Funds' Boards of Directors are also responsible for monitoring events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to any conflicts.  You should read the Portfolios' prospectuses for more information.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:

1.	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

2.	Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

3.	Substitute or close Subaccounts to allocations of premiums or Contract Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;

4.	Transfer assets supporting the Contracts from one Subaccount to another or from the Variable Account to another variable account;

5.	Combine the Variable Account with other variable accounts, and/or create new variable accounts;

6.	Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7.	Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.

The particular Portfolios available under the Contracts may change from time to time.  Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment.  New Portfolios or new share classes of currently available Portfolios may be added.  Owners will receive notice of any such changes that affect their Contract.  Additionally, not all of the Portfolios are available in every state.

The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.  We will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments.  We will notify you of any changes.

DESCRIPTION OF ANNUITY CONTRACT

Purchasing a Contract

To purchase a Contract, you may submit a completed Application with an initial premium payment to us at our Service Center.  You may send the Application and initial premium to us through any licensed representative who is appointed by us and who is also a registered representative of 1717 Management Company ("1717"), the principal underwriter for the Contract (as well as for other variable contracts).  You may also send the Application and initial premium to us through a broker-dealer that has a selling agreement with respect to the Contract.  Please note: If you submit your Application and/or initial premium payment to your agent or your agent's broker-dealer, we will not begin processing your Application until we receive it and the initial premium payment from the agent or the agent's broker-dealer.

We may sell a Contract in connection with retirement plans.  These retirement plans may, or may not, qualify for special tax treatment under the Code.  See "Federal Tax Status – Taxation of Qualified Contracts" for important information about purchasing a Qualified Contract.

State Variations.  Any state variations in the Contract are covered in a special contract form for use in that state.  This prospectus provides a general description of the Contract.  Your actual contract and any endorsement or riders are the controlling documents.  If you would like to review a copy of your contract and its endorsements and riders, if any, contact our Service Center.

Replacement of Existing Insurance.  It may not be in your best interest to surrender or withdraw money from existing annuity contracts to purchase a Contract.  You should compare your existing insurance and the Contract carefully.  You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period.  You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free.  If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.

Cancellation (Free Look) Period

The Contract provides for an initial Cancellation Period.  You have the right to return the Contract to our Service Center within 10 days (or any longer period required by the laws of your state) after you receive it.  When we receive the returned Contract at our Service Center, it will be canceled and, in most states, we will refund to the Owner an amount equal to the sum of: (1) the difference between the premiums you paid, including any Contract fees and charges, and the amounts, if any, allocated to the Variable Account under the Contract; and (2) the Variable Account Value on the date of termination (or, in Pennsylvania, if there is no Variable Account Value, the reserve for the Contract on the date the Contract is cancelled attributable to the amounts allocated to the Variable Account).  In states that require it, we will refund the premiums paid.

Premiums

We require a minimum initial premium of $2,000.  For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to paying $100 per month during the first Contract Year.  You may pay subsequent premiums under the Contract at any time during the Annuitant's lifetime before the Maturity Date.  Any subsequent premium payment must be at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.

In your Application, you may select a planned periodic premium schedule based on a periodic billing mode of annual, semi-annual, or quarterly payment.  You will receive a premium reminder notice at the specified interval.  You may change the planned periodic premium frequency and amount.  Also, under the automatic payment plan, you may select a monthly payment schedule under which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

Please note: If you submit a subsequent premium payment to your agent or your agent's broker-dealer, we will not apply the premium until we receive it from the agent or the agent's broker-dealer.

Allocation of Net Premiums

We must receive a complete Application with all relevant information and payment of the initial premium in order to process the Application.  If the Application is complete, we will allocate the initial Net Premium among the Subaccounts and Guaranteed Account in accordance with your instructions in the Application as of a date not later than two business days after we receive the completed Application at our Service Center.  (This allocation may be delayed for 15 days in some cases as discussed below.)

If we receive an incomplete Application, we may retain the initial premium payment and contact you in order to complete the Application.  If the Application is not completed within five business days of our receipt, we will explain the reason for the processing delay and the premium payment will be returned to you unless you consent to our retaining the premium payment until the Application is completed.  When the Application is complete, we will allocate the initial Net Premium within two business days.

You should designate in the Application how the initial Net Premium is to be allocated among the Subaccounts and the Guaranteed Account.  As described above, in states where you are guaranteed a refund of premiums paid for cancellation during the Cancellation Period, the portion of the initial Net Premium that is to be allocated to the Subaccounts will be allocated to the Money Market Subaccount for a 15-day period.  After the expiration of the 15-day period, the amount in the Money Market Subaccount will be allocated to your chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages.  Any subsequent Net Premium is allocated in the same manner as of the end of the Valuation Period in which we receive it, unless the allocation percentages are changed.  Premiums are allocated in accordance with the allocation schedule in effect at the time the premium payment is received.

Subaccount Values will vary with the investment experience of the Subaccounts, and you bear the entire investment risk.  You should periodically review your allocation schedule for Net Premiums in light of market conditions and your overall financial objectives.

Variable Account Value

The Variable Account Value reflects the investment experience of the Subaccounts selected by you, any Net Premium payments, any withdrawals, any surrenders, any transfers, and any charges relating to the Subaccounts.  There is no guaranteed minimum Variable Account Value, and, because the Variable Account Value on any future date depends upon a number of variables, it cannot be predicted.

Calculation of Variable Account Value. The Variable Account Value is determined on each Valuation Day.  This value is the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit value on the relevant Valuation Day by the number of Subaccount Accumulation Units allocated to the Contract, as described below.

Accumulation Units.  For each Subaccount, Net Premiums allocated to a Subaccount and amounts transferred to a Subaccount are converted into Accumulation Units.  The number of Accumulation Units credited to a Contract is determined by dividing the dollar amount directed to each Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day as of which the allocation or transfer is made.  Allocations and transfers to a Subaccount increase the number of Accumulation Units of that Subaccount credited to a Contract.

Certain events reduce the number of Accumulation Units of a Subaccount credited to a Contract.  Withdrawals or transfers from a Subaccount result in the cancellation of an appropriate number of Accumulation Units of that Subaccount, as do surrender of the Contract, payment of a death benefit, the application of Variable Account Value to a Payment Option on the Maturity Date, and the deduction of the annual administration fee or other charges.  Accumulation Units are canceled as of the end of the Valuation Period in which we receive Notice regarding the event.

The Accumulation Unit value for each Subaccount was arbitrarily set when the Subaccount began operations.  Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day multiplied by the net investment factor, as described below.  The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units of that Subaccount attributable to the Contract by the Accumulation Unit value for that Subaccount.

Net Investment Factor.  The net investment factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next.  Each Subaccount has its own net investment factor, which may be greater or less than one.  The net investment factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

(a)	is the net result of:

1.	the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

2.	any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

3.	the capital losses, realized or unrealized, charged during the current Valuation Period; minus

4.	any amount charged for taxes or any amount we set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

5.	the amount charged for mortality and expense risk for that Valuation Period; minus

6.	the amount charged for administration for that Valuation Period; and

(b)
is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

Transfer Privilege

Before the Maturity Date, you may request a transfer of all or a part of the amount in a Subaccount to another Subaccount or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to one or more Subaccounts, subject to the restrictions below.  The minimum transfer amount must be the lesser of $500 or the entire Subaccount Value or the Guaranteed Account Value.  A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 is treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.

Transfers are made as of the day we receive Notice requesting the transfer.  There is no limit on the number of transfers that can be made between Subaccounts or from a Subaccount to the Guaranteed Account.  Only one transfer, however, may be made from the Guaranteed Account each Contract Year.  (See "Transfers from Guaranteed Account.")  The first twelve transfers during each Contract Year are free.  Any unused free transfers do not carry over to the next Contract Year.  A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year.  For the purpose of assessing the fee, each request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer.  The Transfer Processing Fee will be deducted from the amount being transferred.  We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Owners (see "Disruptive Trading").

Automatic Asset Rebalancing. You may elect Automatic Asset Rebalancing, which authorizes periodic transfers of amounts among the Subaccounts in order to achieve a particular percentage allocation among Subaccounts.  The percentage allocations must be in whole numbers and amounts may be allocated only among the Subaccounts.  No amounts will be transferred to or from the Guaranteed Account as a part of Automatic Asset Rebalancing.  For example, if your premium allocation is 20% to the Guaranteed Account, 30% to Subaccount A, and 50% to Subaccount B, the rebalancing will allocate the values in the Subaccounts as 37.5% to Subaccount A and 62.5% to Subaccount B.  The percentage allocation of your Contract Account Value for rebalancing is based on your premium allocation instructions in effect at the time of rebalancing.  Any premium allocation instructions that you give us that differ from your then current premium allocation instructions are treated as a request to change your premium allocation instructions.  You should note, however, that a request to transfer amounts among Subaccounts by Notice, telephone, fax or e-mail is not treated as a new premium allocation instruction for these purposes, and will not affect future allocations pursuant to Automatic Asset Rebalancing.

Once elected, Automatic Asset Rebalancing begins at the beginning of the calendar quarter following the calendar quarter during which you make your election.  You may change or terminate Automatic Asset Rebalancing by written instruction to us, or by telephone, fax or e-mail if you have previously authorized us to take instructions.  Automatic Asset Rebalancing transfers are not subject to any transfer charge and do not count as one of the 12 free transfers available during any Contract Year.  Automatic Asset Rebalancing will end if you make a transfer, or change the current premium allocation instructions.  However, Automatic Asset Rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.  We reserve the right to suspend Automatic Asset Rebalancing at any time for any class of Contracts for any reason upon written notice to you.  You may not elect the Automatic Asset Rebalancing if you elect the Dollar Cost Averaging or Earnings Sweep Program.

Advance Orders of Transfers. You may elect to request transfers of amounts from a Subaccount to the Money Market Subaccount in advance of the time you want the transfers executed.  To make this election, you must submit a written Advance Order form to our Service Center specifying a percentage amount of change in Subaccount Value at which shares in the specified Subaccount should be sold and the proceeds transferred to the Money Market Subaccount.  After you have submitted the written Advance Order form, you may place or cancel an Advance Order by calling our Service Center.  We measure the percentage change in a Subaccount Value by reference to the net investment factor for the specified Subaccount, as measured using the Accumulation Unit value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center.  We execute the transfer when the Accumulation Unit value for that Subaccount increases or decreases by at least the percentage specified by you.

Once received at the Service Center, an Advance Order remains in effect until cancelled or superseded by a subsequent Advance Order for a transfer out of the same Subaccount.  We do not currently assess a charge for Advance Orders, but reserve the right to charge for this service.  In addition, we may terminate the Advance Order privilege or change its terms at any time by providing written notice to you at least 15 days in advance of the termination or modification.

Disruptive Trading

Neither the Contracts described in this prospectus nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading").  We discourage (and will take action to deter) disruptive trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Owners.  Short-term trading can result in:

•	the dilution of the value of Owners' interests in the Portfolio;

•
Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.  We make no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Redemption Fees.  Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount.  The fee is assessed against the amount transferred and is paid to the

Portfolio.  Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading.  For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions. We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices.  Transaction reports are produced and examined.  Generally, a Contract may appear on these reports if the Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period.  We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfers in one calendar quarter
We will mail a letter to the Owner notifying them that:
(1)  they have been identified as engaging in harmful trading practices; and
(2)  if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in 2 consecutive calendar quarters OR More than 20 transfers in one calendar year	We will automatically limit the Owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each Contract starts with 0 transfers each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Policies. Some investment advisers/representatives manage the assets of multiple NLACA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Owners.  We will automatically require these multi-contract advisers to submit all transfer requests via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  Some transfers do not count as transfers for purposes of monitoring for disruptive trading.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Dollar Cost Averaging

The Dollar Cost Averaging program enables you to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to other Subaccounts.  By allocating specified dollar amounts periodically rather than at one time, you may be less susceptible to the impact of market fluctuations.  We, however, make no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.

You may elect Dollar Cost Averaging for a period from 6 to 36 months.  To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to your designated Subaccount: 6 months – $3,000; 12 months – $6,000; 18 months – $9,000;

24 months – $12,000; 30 months – $15,000; 36 months – $18,000.  At least $500 must be transferred from the designated Subaccount each month.  The amount required to be allocated to the designated Subaccount can be made as an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions).  (See "Transfers from Guaranteed Account.")

You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us at our Service Center by the beginning of the month.  You must also verify that the required minimum amount is in the designated Subaccount.  Dollar Cost Averaging transfers may not commence until the later of (1) 30 days after the Contract Date; or (2) five days after the end of the Cancellation Period.

After you make the election, transfers from a Subaccount will be processed monthly until the number of designated transfers has been completed, the value of the Subaccount is completely depleted, or you instruct us in writing to cancel the monthly transfers.

Dollar Cost Averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.  We reserve the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to you.  You may not elect Dollar Cost Averaging if you elect the Automatic Asset Rebalancing or the Earnings Sweep Program.

Earnings Sweep Program

We also offer another automated transfer program called the Earnings Sweep Program.  You may not elect the Earnings Sweep Program if you elect Dollar Cost Averaging or Automatic Asset Rebalancing.

The Earnings Sweep Program enables you to systematically and automatically transfer, on a monthly basis, any "Earnings" accumulated in the Money Market Subaccount or the Guaranteed Account to other specified Subaccount(s).  On the same day of each month as the Contract Date (the "monthaversary"), we determine the amount of Earnings, if any, in the Money Market Subaccount or the Guaranteed Account from the prior month, and transfer such Earnings to the specified Subaccount(s).  Earnings for any month equal:

•	the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the monthaversary; minus

•	the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the previous monthaversary; minus

•	any Net Premiums allocated to the Money Market Subaccount or the Guaranteed Account since that date; minus

•	any transfers to the Money Market Subaccount or the Guaranteed Account since that date; plus

•	any withdrawals or transfers from the Money Market Subaccount or the Guaranteed Account since that date; plus

•	any charges and deductions imposed on the Contract Account Value in the Money Market Subaccount or the Guaranteed Account since that date.

As with Dollar Cost Averaging, by allocating earnings periodically you may be less susceptible to the impact of market fluctuations.  We, however, make no guarantee that the Earnings Sweep Program will result in a profit or protect against a loss.

To qualify for the Earnings Sweep Program, you must have a minimum Contract Account Value of $5,000 in the Money Market Subaccount or the Guaranteed Account.  You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us by the beginning of the month.  Earnings Sweep Program transfers may not commence until the later of (1) 30 days after the Contract Date; or (2) five days after the end of the Cancellation Period.

After you make the election, Earnings Sweep Program transfers from the Money Market Subaccount or the Guaranteed Account are processed monthly until the value of the Money Market Subaccount or the Guaranteed Account is completely depleted or you instruct us in writing to cancel the monthly transfers.

Earnings Sweep Program transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.  We reserve the right to discontinue offering the Earnings Sweep Program upon 30 days' written notice to you.

Withdrawals and Surrender

Withdrawals.  At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value.  With Qualified Contracts, the terms of the related retirement plan may impose additional withdrawal restrictions on participants.  For information regarding these additional restrictions, you should contact your plan administrator.

The minimum amount that may be withdrawn under a Contract is $500; the maximum amount is that which would leave a Surrender Value of not less than $2,000.  We will treat a withdrawal request that would reduce the amount in a Subaccount or in the Guaranteed Account below $500 as a request for full withdrawal of the amount in that Subaccount or the Guaranteed Account.  We will withdraw the amount requested by you from the Contract Account Value as of the day Notice for the withdrawal is received at our Service Center.  Any applicable Surrender Charge is deducted from the remaining Contract Account Value.  (See "Surrender Charge.")

You may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal.  If you do not so specify or if the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal is made from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the Contract Account Value immediately before the withdrawal.

A withdrawal may have adverse federal income tax consequences.  (See "Federal Tax Status.")

Systematic Withdrawals. Through the Systematic Withdrawal Plan, you may pre-authorize a periodic exercise of the withdrawal right described in the Contract.  You may elect the plan at the time of your Application by completing the authorization on the Application form and making a minimum initial premium payment of $15,000.  After the Contract is issued, you may elect the plan by properly completing the election form if the Contract Account Value is at least $15,000.  Certain federal income tax consequences may apply to systematic withdrawals from the Contract.  You should, therefore, consult with your tax adviser before participating in the Systematic Withdrawal Plan.

Under the Systematic Withdrawal Plan, you can instruct us to withdraw a level dollar amount from the Contract on a monthly or quarterly basis.  Withdrawals begin on the monthly or quarterly date following our receipt of the request.  The minimum withdrawal is $100 monthly or $300 quarterly.  The maximum amount that you can withdraw under the plan in a Contract Year without a Surrender Charge is 10% of the Contract Account Value as of the beginning of the year or 10% of the premiums paid in the first Contract Year if elected at the time of Application.  We will notify you if the total amount to be withdrawn in a Contract Year exceeds 10% of the Contract Account Value as of the beginning of that year.  Unless you instruct us to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, we will continue to process withdrawals for the designated amount.  Once the amount of the withdrawals exceeds the 10% limit, we will deduct the applicable Surrender Charge from the remaining Contract Account Value.  (See "Surrender Charge.")

We will pay you the amount requested each month or quarter and make withdrawals from the Subaccounts and the Guaranteed Account based on the proportion that the value in each Subaccount and Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal.

As stated, withdrawals under the Systematic Withdrawal Plan that do not exceed 10% of the Contract Account Value as of the beginning of such Contract Year are not subject to a Surrender Charge.  Notwithstanding any other Surrender Charge rules (see "Surrender Charge"), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge.  If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.

You may discontinue systematic withdrawals at any time upon Notice to us.  We reserve the right to discontinue offering systematic withdrawals upon 30 days' notice to you.  A systematic withdrawal may have adverse tax consequences.  (See "Federal Tax Status.")

Charitable Remainder Trust Rider. You may elect a Charitable Remainder Trust Rider, which combines: (1) an extended Maturity Date to the Contract Anniversary nearest the Annuitant's age 100, unless a lump sum payment of Surrender Value is elected; and (2) a revised Surrender Charge/withdrawal provision.  A Charitable Remainder Trust Rider allows income to be distributed and the payment of trustee fees and charges.  The Rider only applies the appropriate Surrender Charge to withdrawals or surrenders during a Contract Year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the Contract Year; or (2) any amounts in excess of the total premiums paid.  There is no limit on the number of withdrawals occurring in any Contract Year.

Surrender. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may request a surrender of the Contract for its Surrender Value.  (See "Surrender Charge.")  The surrender request must be on the proper form, which you can request from our Service Center.  The proceeds paid to you will equal the Surrender Value less any withholding or premium taxes.  The Surrender Value will be determined on the date Notice of surrender and the Contract are received at our Service Center.  The Surrender Value will be paid in a lump sum unless you request payment under a Payment Option.  A surrender may have adverse federal income tax consequences.  (See "Federal Tax Status.")

Restrictions on Distributions from Certain Contracts. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Section 403(b) retirement plans.  Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in those years on amounts held as of the last year beginning before January 1, 1989.  Distributions of those amounts may only occur upon the death of the employee, attainment of age 59½, separation from service, disability, or financial hardship.  In addition, income attributable to elective contributions described in (2) and (3) above may not be distributed in the case of hardship.

In the case of other types of Qualified Contracts, federal tax law imposes other restrictions on the form and manner in which benefits may be paid.  Likewise, the terms of retirement plans funded by Qualified Contracts also may impose restrictions on the ability of participants to take distributions from the Contracts.

Contract Termination. We may end your Contract and pay the Surrender Value to you if, before the Maturity Date, all of these events simultaneously exist;

1.	no premiums have been paid for at least two years;

2.	the Contract Account Value is less than $2,000; and

3.	the total premiums paid, less any partial withdrawals, are less than $2,000.

We will mail you a notice of our intention to end your Contract at least six months in advance.  The Contract will automatically terminate on the date specified in the notice, unless we receive an additional premium payment before the termination date specified in the notice.  This additional premium payment must be equal to at least the minimum additional amount required by us.  (Termination of the Contract under this provision is not permitted in New Jersey.)

Death Benefit Before or After Maturity Date

We will deduct any applicable premium tax from the proceeds described below, unless we have already deducted the tax from the premiums when paid.

Death of Annuitant. If the Annuitant dies before the Maturity Date, we will pay the death benefit under the Contract to the Beneficiary.  During the first six Contract Years, the death benefit is equal to the greater of:

1.	the premiums paid, less any withdrawals (including applicable Surrender Charges); or

2.	the Contract Account Value on the date we receive due proof of Annuitant's death.

After the end of the sixth Contract Year, the death benefit is equal to the greatest of:

1.	the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or

2.	the Contract Account Value on the date we receive due proof of the Annuitant's death; or

3.	the premiums paid, less any withdrawals (including applicable Surrender Charges).

The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option.  If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.

There is no death benefit payable if the Annuitant dies after the Maturity Date.

Death of Owner. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death.  If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of the Owner's death.

These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that the distributions begin within one year of the Owner's death.  However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.  If the Contract has joint Owners, the surviving joint Owner will be the designated Beneficiary.  Joint Owners must be husband and wife as of the Contract Date.

If the Owner is not an individual, the Annuitant, as determined in accordance with section 72(s) of the Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.

Other rules may apply to a Qualified Contract.

Step-up Rider.  The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70.  The Step-up Rider provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year Contract Anniversary and is reset every six years to the Contract Account Value on the next six year Contract Anniversary, if greater.  This reset continues until the six year Contract Anniversary on or before the Annuitant's 85th birthday.  Premiums paid between the six-year Contract Anniversaries are also included in the death benefit proceeds.  A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value.  At no time will the death benefit proceeds be less than either the Contract Account Value on the date we receive due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.

Proceeds on Maturity Date

Subject to our approval and state law, you select the Maturity Date.

Contract Account Value is applied to purchase a Payment Option as of the Maturity Date.  If a lump sum payment is elected on the Maturity Date, the proceeds will equal the Surrender Value on the Maturity Date.  In the event that you do not select a Payment Option, Contract Account Value is applied under the Life Annuity with Ten Year Certain Payment Option.  (See "Payment Options.")

You may change the Maturity Date subject to these limitations:

1.	Notice is received at our Service Center at least 30 days before the current Maturity Date;

2.	The new Maturity Date is at least 30 days after we receive the change request; and

3.	The new Maturity Date is not later than the first day of the month after the Annuitant's 90th birthday, or any earlier date required by law.

Telephone, Fax, or E-Mail Requests

In addition to written requests, we may accept telephone, fax and e-mail instructions from you or an authorized third party at our Service Center regarding transfers, dollar cost averaging, Earnings Sweep Program transfers, automatic asset rebalancing, advance ordering and loans (excluding 403(b) Contracts), and partial and systematic withdrawals (e-mail and fax only), subject to the following conditions:

1.
You must complete and sign our telephone, fax or e-mail request form and send it to us.  You also may authorize us in the Application or by Notice to act upon instructions given by telephone, fax or e-mail.

2.	You may designate in the request form a third party to act on your behalf in making telephone, fax or e-mail requests.

We reserve the right to suspend transfer privileges at any time, for any class of Contracts, for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN.  We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you.  We will employ reasonable procedures to confirm that instructions communicated are genuine.  The procedures we follow include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of the telephone instructions given by you.  If we follow reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.  We, however, may be liable for losses if we do not follow reasonable procedures.

Telephone, facsimile, and e-mail may not always be available.  Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may delay or prevent our processing of your request.  Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, you should make your request by writing to the Service Center.

Delays in Payments

Any withdrawal, the Surrender Value, or the death benefit will usually be paid within seven calendar days of receipt of written request or receipt and filing of due proof of death.  Payments may be postponed, however, if:

1.	the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

2.	the SEC permits by an order the postponement for the protection of Owners; or

3.
the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to defer payment until such check or draft has been honored.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a premium payment.  We also may be required to provide additional information about your account to government regulators.  In addition, we also may be required to block your account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.

We have the right to defer payment of any withdrawal, surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Notice for a withdrawal, surrender, or transfer.  If payment is not made within 30 days after our receipt of documentation necessary to complete the transaction, or any shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at an annual rate of 3% or such higher rate required for a particular state.

Modification

Upon notice to you, we may modify the Contract if a modification:

1.	is necessary so that the Contract, our operations, or the operations of the Variable Account comply with applicable laws or regulations; or

2.	is necessary to assure the continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

3.	is necessary to reflect a change in the operation of the Variable Account; or

4.	provides other Subaccounts and/or Guaranteed Account options.

In the event of a modification, we will make appropriate endorsement to the Contract.

Reports to Contract Owners

At least quarterly, we will mail to you, at your last known address of record, a report containing the Contract Account Value and Surrender Value of the Contract and any further information required by applicable law or regulation.

Contract Inquiries

Inquiries regarding a Contract may be made by writing to us at our Service Center.

THE GUARANTEED ACCOUNT

You may allocate some or all of the Net Premiums and transfer some or all of the amounts in the Subaccounts to the Guaranteed Account, which is part of our General Account.  The Guaranteed Account pays interest at declared rates that are guaranteed for each calendar year and must be at least 3%.  The principal, after deductions, is also guaranteed.  Our General Account supports our insurance and annuity obligations.  The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor our General Account has been registered as an investment company under the 1940 Act.  Neither our General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under these laws.  The disclosures relating to these accounts that are included in this prospectus are for your information and have not been reviewed by the SEC.  These disclosures, however, may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest as described below.  Since the Guaranteed Account is part of our General Account, we assume the risk of investment gain or loss on this amount.  All assets in the General Account are subject to our general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.  We intend to credit the Guaranteed Account Value with current rates in excess of this minimum guarantee, but we are not obligated to do so.  These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates.  Since we anticipate changing the current interest rate in our discretion from time to time, different allocations to the Guaranteed Account Value will be credited with different current interest rates.  The interest rate credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which an amount is received or transferred.  At the end of the calendar year, we will determine a new current interest rate on the amount and any accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date).  The rate declared on this amount and any accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year.  Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed effective annual interest rate of 3% will be determined in our sole discretion.  You assume the risk that interest credited may not exceed the guaranteed minimum rate.

For purposes of crediting interest and deducting charges, the Guaranteed Account uses a last-in, first-out method (i.e., LIFO) of accounting for allocations of Net Premium and for transfers of Contract Account Value.

We reserve the right to change the method of crediting interest from time to time, provided that the changes do not have the effect of reducing the minimum guaranteed effective annual interest rate below 3% or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which an amount is received or transferred).

Calculation of Guaranteed Account Value

The Guaranteed Account Value at any time is equal to amounts you allocate or transfer to the Guaranteed Account plus interest credited on these amounts, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

Transfers from Guaranteed Account

Within 30 days before or after any Contract Anniversary, you may make one transfer from the Guaranteed Account to any or all of the Subaccounts.  The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500, in which case the entire amount will be transferred.  Subject to the next paragraph, if Notice for a transfer is received before a Contract Anniversary, the transfer will be made as of the Contract Anniversary; if Notice for a transfer is received within 30 days after the Contract Anniversary, the transfer will be made as of the date we receive Notice at our Service Center.

Payment Deferral

We may defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of our receipt of the Notice for withdrawal, surrender, or transfer.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General. We do not deduct a charge for sales expense from premiums at the time they are paid.  Within certain time limits described below, however, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin.  If the Surrender Charge is insufficient to cover sales expenses, the loss will be borne by us; conversely, if the amount of the Surrender Charge is more than our sales expenses, the excess will be retained by us.  We do not currently believe that the Surrender Charges will cover the expected costs of distributing the Contracts.  Any shortfall will be made up from our general assets, which may include proceeds derived from mortality and expense risk charges.

Charges for Withdrawal or Surrender. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:

Contract Year in Which Withdrawal or Surrender Occurs	Charges as Percentage of Amount Withdrawn or Surrendered
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and after	0%

We do not deduct a Surrender Charge if the withdrawal or surrender occurs after six full Contract Years.  In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.

In no event will the total Surrender Charges assessed under a Contract exceed 8½% of the total premiums received under that Contract.

When a Contract is surrendered, the Surrender Charge is deducted from the Contract Account Value in determining the Surrender Value.  For a withdrawal, the Surrender Charge is deducted from the Contract Account Value remaining after the amount requested is withdrawn.

Free Withdrawal Amount Charge.  Subject to certain restrictions, you may withdraw or surrender up to 10% of the Contract Account Value as of the beginning of a Contract Year within that Contract Year without a Surrender Charge.  During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge.  After the first Contract Year, the otherwise applicable Surrender Charge will not be applied to the first and second withdrawals during a Contract Year to the extent that the amount withdrawn is not in excess of 10% of the Contract Account Value as of the beginning of that Contract Year.  This right is not cumulative from Contract Year to Contract Year.  If the Contract is surrendered and there have been no prior withdrawals during that Contract Year, no Surrender Charge will apply to the amount of the surrender up to 10% of the Contract Account Value as of the beginning of that Contract Year.

After the first Contract Year, any amounts withdrawn in excess of 10% or subsequent to the second withdrawal in a Contract Year will be assessed a Surrender Charge.  If a surrender is made during a Contract Year in which one or no withdrawals have been made, you may surrender free of charge an amount equal to 10% of the Contract Account Value as of the beginning of the Contract Year less the total amount previously withdrawn during that Contract Year without imposition of the Surrender Charge.  Only the excess amount will be subject to the Surrender Charge.

Administrative Charges

Annual Administration Fee.  On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of a Contract or on the Maturity Date (other than on a Contract Anniversary), we deduct from the Contract Account Value an Annual Administration Fee of $30 for our administrative expenses relating to the Contract.  The charge is deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each account bears to the total Contract Account Value.  Some states may limit the amount of the Annual Administration Fee.  No Annual Administration Fee is payable during the annuity period.

Asset-Based Administration Charge.  To compensate us for costs associated with administration of the Contracts, prior to the Maturity Date we deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%.

The Contracts are administered by NLICA pursuant to a Service Agreement between NLICA and us.  Under the agreement, NLICA also maintains records of transactions relating to the Contracts and provides other services.

Transfer Processing Fee.  The first twelve transfers during each Contract Year are free.  A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year.  For the purpose of assessing the fee, each Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer.  The Transfer Processing Fee will be deducted from the amount being transferred.  We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, and Automatic Asset Rebalancing.  We do not expect a profit from this fee.

Mortality and Expense Risk Charge

To compensate us for assuming mortality and expense risks, prior to the Maturity Date we deduct a daily Mortality and Expense Risk Charge from the assets of the Variable Account.  We will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in a Contract are established.  Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received.  The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date.  The expense risk we assume is the risk that the Surrender Charges, Administration Fees, and Transfer Processing Fees may be insufficient to cover our actual expenses.  If there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, these profits could be used to finance the distribution of the Contracts.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Contracts will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus).  Any Short-Term Trading fees paid are retained by the Portfolio, not by us, and are part of the Portfolio’s assets.  Owners are responsible for monitoring the length of time allocations are held in any particular Portfolio.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Owner’s Subaccount value.  All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by the Variable Account or us.

When multiple premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees.  Transactions that are not subject to Short-Term Trading Fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

•	Contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the Contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available Portfolios may be added as investment options under the Contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new premium allocations and exchange reallocations to the Portfolios in question may be limited to the new share class.

Investment Advisory Fees and Other Expenses of the Portfolios

Because the Variable Account purchases shares of the Portfolios, the performance of each Subaccount reflects the deduction of investment advisory fees and other expenses incurred by the Portfolios.  For each Portfolio, an investment adviser is paid a fee that is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the size of the Portfolio.  Each Portfolio also pays most or all of its operating expenses.  See the accompanying current prospectuses for the Portfolios for further details.

Premium Taxes

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies.  Premium tax rates are subject to change from time to time by legislative and other governmental action and currently range from 0.0% to 4.0%.  In addition, other governmental units within a state may levy these taxes.

The timing of tax levies varies from one taxing authority to another.  If premium taxes are applicable to a Contract, they will be deducted, depending on when the taxes are paid to the taxing authority, either (1) from premiums as they are received; or (2) from the Contract proceeds upon withdrawal or surrender, application of the proceeds to a Payment Option, or payment of death benefit proceeds.

Other Taxes

Currently, we do not make a charge against the Variable Account for federal, state or local taxes.  We may, however, make such a charge in the future if income or gains within the Variable Account will result in any federal income tax liability to us.  Charges for other taxes attributable to the Variable Account, if any, may also be made.

Charge Discounts for Sales to Certain Contracts

The Contract is available for purchase by individuals, corporations, and other groups.  We may reduce or waive certain charges (Surrender Charge, Annual Administration Fee, or other charges) where the size or nature of such sales results in savings to us with respect to sales, administrative, or other costs.  We also may reduce or waive charges on Contracts sold to officers, directors, and employees of NLACA or its affiliates.  The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we reduce or waive charges based on a number of factors, including:

•	the number of Contract Owners;

•	the size of the group of purchasers;

•	the total premium expected to be paid;

•	total assets under management for the Contract Owner;

•	the purpose for which the Contracts are being purchased;

•	the expected persistency of individual Contracts; and

•	any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Contract Owners.

PAYMENT OPTIONS

The Contract ends on the Maturity Date.  At that time the Contract Account Value will be applied to purchase a Payment Option, unless you elect to receive the Surrender Value in a single sum.  If your election of a Payment Option has not been filed at our Service Center by the Maturity Date, the proceeds will be paid as a life annuity under Option B, described below.

Before the Maturity Date, you can have the Surrender Value applied under a Payment Option.  In addition, a Beneficiary can have the death benefit applied under a Payment Option, unless you have already selected a Payment Option for the Beneficiary.  Any premium tax applicable will be deducted from the Surrender Value or the Contract Account Value at the time payments commence.

Your Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued.  We also reserve the right to require satisfactory evidence of the identity, birth date, and sex of any Annuitant, and satisfactory evidence that any Annuitant is still alive.  Before making each annuity payment under a life-contingent Payment Option, we reserve the right to require satisfactory evidence that any Annuitant is still alive.

The available Payment Options are described below.  The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

Election of Payment Options

A Payment Option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living.  If the Payee is other than the Owner, the election of a Payment Option requires our consent.  If an election is not in effect at the Annuitant's death, or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.

An election of option and any revocation or change must be made by Notice.  Notice must be filed with our Service Center.

An option may not be elected if any periodic payment under the election would be less than $50.  Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of the period.

In addition, instead of choosing one of the Payment Options listed below, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

Description of Payment Options

Option A– Life Annuity Option.  Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee.  No amounts are payable after the Payee dies.  Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

Option B– Life Annuity Option with 10 Years Guaranteed.  Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years.  Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing.

Calculation of this present value will be at 3%, which is the rate of interest assumed in computing the amount of annuity payments.

The amount of each payment will be determined from the tables in the Contract which apply to either Option A or Option B based upon the Payee's age and sex.  If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age only.  Age is determined from the nearest birthday at the due date of the first payment.

Alternate Income Option. Instead of the above Payment Options, the Contract Account Value, Surrender Value, or death benefit, as applicable, may be settled under an alternate income option based on our single premium immediate annuity rates in effect at the time of settlement.  These rates will be adjusted so that the first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receipt of one additional payment.  These rates are 4% higher than our standard immediate annuity rates.

YIELDS AND TOTAL RETURNS

Money Market Yields

We may advertise the "yield" and "effective yield" for the Money Market Subaccount.  Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's Accumulation Units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Subaccounts

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the Contract charges, the Annual Administration Fee, and the Surrender Charge schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the Contract.  The expense assumptions will be stated in the advertisement.

FEDERAL TAX STATUS

The following discussion is general and is not intended as tax advice.

Introduction

The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  You should consult your tax adviser for more complete information.  This discussion is based upon our understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or how they may be interpreted by the Internal Revenue Service (the "IRS").  Furthermore, no attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

The Contract may be purchased on a tax-qualified basis (Qualified Contracts) or on a non-tax-qualified basis (Non-Qualified Contracts).  Qualified Contracts are designed for use by individuals whose premium payments consist solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under sections 401(a), 403(b), 408 or 408A of the Code.  The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on NLACA's tax status.  In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment.  Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures.  Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions, and other transactions with respect to the Contracts comply with applicable law.  Therefore, purchasers of Qualified Contracts should seek tax advice regarding the suitability of a Contract for their situation.  The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contracts

Diversification Requirements.  The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contract to be treated as an annuity contract for federal income tax purposes.  It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

Owner Control.  In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts because of their ability to exercise investment control over those assets.  When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.  There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings.  While we believe that the Contract does not give Owners investment control over Variable Account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.

Required Distributions.  In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified contract to contain certain provisions specifying how the owner's interest in the contract will be distributed in the event of the owner's death.  The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued.  We intend to review these provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts, including restrictions on the timing of distributions, and special distributions requirements during the lifetime of the participant and after the participant’s death.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

Taxation of Annuities – In General

If an Owner is a natural person, the Owner generally will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin.  (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value and, in the case of a Qualified Contract, any portion of an interest in a retirement plan generally is treated as a distribution.)

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Income Taxation of Non-Qualified Contracts

Non-Natural Person.  The Owner of a Contract who is not a natural person (such as a trust, corporation, partnership, or limited liability company) generally must include in income any increase in the excess of the Contract Account Value over the "investment in the Contract" (generally, the premiums or other consideration paid for the Contract) during the taxable year, taxable as ordinary income.  There are some exceptions to this rule and a prospective Owner who is not a natural person may wish to discuss these with a tax adviser.  The following discussion generally applies to Contracts owned by natural persons.

Withdrawals and Surrenders.  When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time.  In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

Penalty Tax on Certain Withdrawals and Surrenders.  In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income.  In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½;

•	made on or after the death of an Owner;

•	attributable to the taxpayer's becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.  A tax adviser should be consulted with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the Payment Option elected under a Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income.  The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start.  Once the investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Income Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the Owner's or Annuitant's death.  Generally, these amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a surrender of the Contract; or (2) if distributed under a Payment Option, the amounts are taxed in the same way as annuity payments.

Transfers, Assignments, or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant or Payee other than the Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in tax consequences to an Owner that are not discussed here, including current income taxation of the contract on the same basis as if the entire cash value of the contract were distributed to the owner; for transfers, assignments or exchanges prior to age 59 ½, the 10% penalty tax may also be imposed.  An Owner contemplating any transfer, assignment, designation, or exchange should consult a tax adviser as to these tax consequences.

Charitable Remainder Trust Rider. Issues arising in connection with the ownership of certain annuity contracts by charitable remainder trusts are currently under extensive review by the IRS.  You should consult a competent legal or tax adviser before arranging for the purchase of a Contract and/or Charitable Remainder Trust Rider by, or transfer of a Contract and/or Charitable Remainder Trust Rider to, a charitable remainder trust.

Multiple Contracts.  All non-qualified deferred annuity contracts that are issued by NLACA (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in the Owner's income when a distribution occurs.

Income Taxation of Qualified Contracts

The Contracts are designed for use with several types of qualified retirement plans.  The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself.  Special favorable tax treatment may be available for certain types of contributions and distributions.  Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 ½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.  Therefore, no attempt is made to provide more than general information about the use of the Contracts with qualified retirement plans.  Owners, Annuitants, Beneficiaries, and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of any plan to the extent these terms and conditions contradict the Contract.

The Owner may wish to consult a tax adviser regarding the use of the Contract within a qualified retirement plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many plans or arrangements provide the same type of tax deferral as provided by the Contract.  The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features.  Owners should carefully consider these benefits and features in relation to their costs as they apply to the Owner's particular situation.  Further, Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions.  An Owner should refer to his or her retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions. Annuity payments under a Qualified Contract are generally taxed in a manner similar to a Non-Qualified Contract.  When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the relationship between the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan.  For Qualified Contracts, however, the investment in the Contracts will generally be zero unless nondeductible or after-tax contributions have previously been made to the relevant qualified plan or employer contributions or investment earnings have been previously includible in income of the employee.

In general, required minimum distributions, in accordance with rules prescribed by the Internal Revenue Code and the IRS, must commence after the participant attains age 70 ½.  After the death of the participant, additional rules are prescribed for distributions of the account balance.  Roth IRAs are not subject to the required minimum distributions provisions during the lifetime of the participant; however, Roth IRAs are subject to the same required minimum distributions after the death of the participant as are applicable to other Qualified Contracts.

Brief descriptions follow of different types of qualified retirement plans that may be used in connection with a Contract.  We will endorse the Contract as necessary to conform it to the requirements of a plan.

Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees.  These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans.  Adverse tax or other legal consequences to the plan, to the participant, or to both may result if a Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all applicable legal requirements prior to transfer of the Contract.  Employers intending to use the Contract with such plans should seek competent tax advice.

Individual Retirement Annuities. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA."  There are legal limitations on the amount of the premiums or contributions under the IRA, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.  Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA.  Distributions, other than distributions of non-deductible contributions, are subject to income tax, and a 10% penalty tax is imposed on distributions before age 59½, unless an exception applies.  Certain small employers may establish SIMPLE IRA plans that allow employees to defer a percentage of their compensation up to a specified annual amount and employers to make matching or non-elective contributions to SIMPLE IRAs on behalf of their employees.  Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.  Subject to certain restrictions, premature distributions prior to age 59½ are subject to a 10% penalty tax.  Distributions before age 59½ in the first two years of a SIMPLE IRA are, unless an exception applies, subject to a 25% penalty tax, and special restrictions apply to rollovers and transfers from SIMPLE IRAs.  Employers may also establish simplified employee pension (SEP) plans to make IRA contributions on behalf of their employees.  The Code may impose additional restrictions on IRAs, SIMPLE IRAs, and SEP IRAs.

Roth IRAs.  Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA.  Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply.  "Qualified distributions" from a Roth IRA, as well as distributions which are the return of the owner's contributions to the Roth IRA, are generally not subject to tax.  "Qualified distributions" are distributions that satisfy a five-year holding period and are made: (1) after the owner reaches age 59½; (2) to the beneficiary of the owner after the owner's death; (3) on account of the owner's disability; or (4) to pay for first-time home-buying expenses.  Federal income tax, as well as a 10% penalty tax, will generally apply to the portion of distributions that are allocable to income in the contract which not "qualified distributions."

Tax Sheltered Annuities.  Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement.  These premium payments may be subject to FICA (social security) tax.

The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59½, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989.  In addition, earnings on amounts described in (2) or (3) above may not be distributed in the case of hardship.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Death Benefits.  The Contract includes a death benefit that in some cases may exceed the greater of premiums paid or the Contract Account Value.  The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan.  Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.  In addition, the IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Foreign Tax Credits

To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes.  The benefits of any such deduction or credit will not be passed through to Contract Owners.

Withholding

Distributions from a Contract generally are subject to withholding for the Owner's federal income tax liability.  The withholding rate varies according to the type of distribution and the Owner's tax status.  The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%.  Generally, an eligible rollover distribution is a distribution from these plans, except for certain distributions such as minimum distributions required by the Code, certain after-tax contributions, distributions paid in the form of an annuity, and certain hardship withdrawals.  The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to a section 401(a), section 403(b), or governmental section 457 plan or to an IRA.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means.  It is also possible that any change could be retroactive (that is, effective prior to the date of the change).  A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive.  We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contract are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus.  Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change.  Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution.  A tax adviser should be consulted for further information.

DISTRIBUTION OF CONTRACTS

The Contracts are no longer offered to the public.  Agents who are licensed by applicable state insurance authorities and authorized by us to sell the Contracts solicited applications for Contracts, and who are registered representatives of 1717 or other broker/dealers.  1717 is a wholly owned indirect subsidiary of NLICA and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer.  1717 is also a member of the Financial Industry Regulatory Authority (“FINRA”).

1717 acts as the principal underwriter, as defined in the 1940 Act, of the Contracts pursuant to an Underwriting Agreement between 1717 and us.  1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850.  The Contracts may also have been sold through other broker-dealers registered under the Securities Exchange Act of 1934 that have a selling agreement with 1717 or have a selling agreement with another broker-dealer that has a selling agreement with 1717.  1717 received $16,493,648, $16,865,493, and $20,965,977 during 2007, 2006, and 2005, respectively, as principal underwriter of the Contracts and of other variable annuity contracts and variable life insurance policies offered by NLACA and its affiliates.  1717 did not retain any compensation as principal underwriter during the past three fiscal years.

More information about 1717 and its registered representatives is available at http://www.finra.org or by calling (800) 289-9999.  You also can obtain an investor brochure from FINRA Regulation that includes information describing its Public Disclosure Program.

The Contract in General

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, NLACA has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  The various contract charges are assessed in order to compensate NLACA for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses.  NLACA pays commissions to the firms that sell the contracts.  The maximum gross commission that NLACA will pay on the sale of the contracts is 7% of premium.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  NLACA may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, NLACA may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market NLACA's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of NLACA's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Portfolios.  The Portfolios incur expense each time they sell, administer, or redeem their shares.  The Variable Account (established and administered by NLACA or an affiliate) aggregates all Contract Owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the Portfolio each day.  Thus, from the Portfolio's standpoint, the Variable Account is a single shareholder.  When the Variable Account aggregates transactions, the Portfolio is relieved of incurring the expense of processing individual transactions.  The expense is incurred by NLACA or an affiliate.

NLACA also pays the costs of selling the contract (as discussed above), which benefits the Portfolios by providing Contract Owners with access to the Subaccounts that correspond to the Portfolios.

The Portfolios understand and acknowledge the value of these services provided by NLACA.  Accordingly, the Portfolios pay NLACA (or an affiliate) a fee for some of the distribution and operational services that NLACA provides (and related costs incurred).  These payments may be made pursuant to a Portfolio's 12b-1 plan, in which case they are deducted from Portfolio assets.  Alternatively, such payments may be made pursuant to service/administration agreements between NLACA (or a NLACA affiliate) and the Portfolio's adviser (or an affiliate), in which case payments are typically made from assets outside of the Portfolio assets.  In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the Portfolio.

NLACA took into consideration the anticipated payments from Portfolios when it determined the charges that would be assessed under the Contract.  Without these payments, Contract charges would be higher.  Only those Portfolios that agree to pay Nationwide a fee will be offered in the Contract.

Profitability. NLACA does consider profitability when determining the charges in the Contract.  In early Contract years, NLACA does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  NLACA does, however, anticipate earning a profit in later Contract years.  In general, NLACA's profit will be greater the higher the investment return and the longer the Contract is held.

LEGAL PROCEEDINGS

NLACA is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and NLACA does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  NLACA does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on NLACA’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on NLACA’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than NLACA.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  NLACA has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by NLACA.  NLACA has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by NLACA and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note medium-term note (“MTN”) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  NLACA and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide Life Insurance Company MTN program.  NLACA is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (“NMIC”) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of NLACA’s litigation matters.

On October 9, 2003, NLACA’s parent, Nationwide Life Insurance Company of America (NLICA) was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al.  NLICA is a defendant as the successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan).  In their complaint, the plaintiffs alleged that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan.  The plaintiffs also alleged that NLICA violated the Federal Racketeer Influenced and Corrupt Organizations Act by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions.  The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys’ fees.  On November 27, 2007, the court granted NLICA’s motion for summary judgment and dismissed all of the federal claims with prejudice. The court declined to exercise jurisdiction over the state claims and dismissed those without prejudice.  The plaintiffs have elected not to appeal the court’s decision.

There can be no assurance that any such litigation will not have a material adverse effect on NLACA or NLICA in the future.

The general distributor, 1717, is not engaged in any litigation of any material nature.

VOTING PORTFOLIO SHARES

Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote the shares as Owners instruct, so long as required by law.

We will calculate the number of votes you may vote separately for each Subaccount.  This amount may include fractional votes.  The number of votes attributable to a Subaccount will be determined by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.  You hold this voting interest in each Subaccount to which your Variable Account Value is allocated.  Your voting interest terminates on the Maturity Date or surrender of the Contract.

The number of votes of a Portfolio you may vote will be determined as of the record date.  Before a vote of a Portfolio's shareholders occurs, you will receive voting materials.  We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner.  You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Contract Account Value you have in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions from you on time, we will vote your shares in the same proportion as the timely voting instructions we receive from other Owners.  Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right.  If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions.  If we disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took such action.

Portfolio shares held by us in a Subaccount as to which Owners do not have a voting interest will be voted in proportion to the voting instructions we receive from Owners with respect to the shares they do vote.  If you instruct us to abstain on any item to be voted upon, we will apply your abstention instruction on a pro rata basis to reduce the votes eligible to be cast by us.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Variable Account are contained in the SAI.  Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Contracts.  For a free copy of these financial statements and/or the SAI, please call or write to us at our Service Center.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
Additional Contract Provisions	2
The Contract
Incontestability
Misstatement of Age or Sex
Non-Participation
Standard & Poor's	2
Safekeeping of Account Assets	2
State Regulation	3
Records and Reports	3
Experts	3
Other Information	3
Financial Statements	4

APPENDIX A: PORTFOLIO INFORMATION

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each Portfolio for more detailed information.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Long-term capital growth, current income and growth of income.

DWS Variable Series I - Bond VIP: Class A
Investment Adviser:	Deutsche Investment Management Americas Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Insitutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited;
Investment Objective:	Maximize total return by investing for both current income and capital appreciation.

DWS Variable Series I - Growth & Income VIP: Class A
Investment Adviser:	Deutsche Investment Management Americas Inc.
Investment Objective:	Long-term growth of capital, current income and growth of income.

DWS Variable Series I - International VIP: Class A
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Deutsche Investment Management Americas Inc.
Investment Objective:	Long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Federated Insurance Series - Federated Capital Income Fund II
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income and moderate capital appreciation.

Federated Insurance Series - Federated Fund for U.S. Government Securities II
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Premier VIT - OpCap Equity Portfolio
Investment Adviser:	OpCap Advisors LLC
Sub-adviser:	Oppenheimer Capital LLC
Investment Objective:	Long-term capital appreciation.

Premier VIT - OpCap Managed Portfolio
Investment Adviser:	OpCap Advisors LLC
Sub-adviser:	Oppenheimer Capital LLC
Investment Objective:	Growth of capital over time.

Premier VIT - OpCap Small Cap Portfolio
Investment Adviser:	OpCap Advisors LLC
Sub-adviser:	Oppenheimer Capital LLC
Investment Objective:	Capital appreciation.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

APPENDIX B: FINANACIAL HIGHLIGHTS

The following condensed financial information is derived from the financial statements of the Variable Account as of December 31, 2007.  The data should be read in conjunction with the financial statements, related notes, and other financial information included in the SAI under the caption "Financial Statements."

As used in this appendix, the term "Period" is defined as a complete calendar year.  Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The following underlying mutual funds were added to the variable account on May 1, 2008, therefore; no Condensed Financial Information is available:

Nationwide Variable Insurance Trust (“NVIT”)
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding at End of Period	Period

DWS Variable Series I - Bond VIP Portfolio: Class A	828.86	851.41	2.72%	3,698	2007
	802.66	828.86	3.26%	4,534	2006
	793.30	802.66	1.18%	6,354	2005
	763.41	793.30	3.92%	9,123	2004
	736.87	763.41	3.60%	11,691	2003
	694.12	736.87	6.16%	15,168	2002
	665.72	694.12	4.27%	19,210	2001
	610.50	665.72	9.05%	17,108	2000
	1,181.96	610.50	-48.35%	19,173	1999
	1,071.54	1,181.96	10.30%	19,824	1998
	858.13	1,071.54	24.87%	19,067	1997

DWS Variable Series I - Growth and Income VIP: Class A	1,110.42	1,024.37	-7.75%	2,497	2007
	914.74	1,110.42	21.39%	3,250	2006
	874.54	914.74	4.60%	4,386	2005
	805.07	874.54	8.63%	6,197	2004
	644.16	805.07	24.98%	8,031	2003
	849.87	644.16	-24.20%	10,894	2002
	971.53	849.87	-12.52%	15,294	2001
	1,006.14	971.53	-3.44%	18,857	2000
	724.89	1,006.14	38.80%	21,851	1999
	808.05	724.89	-10.29%	22,810	1998
	670.35	808.05	20.54%	22,411	1997

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding at End of Period	Period

DWS Variable Series I - International VIP: Class A	993.92	1,122.98	12.98%	2,916	2007
	800.48	993.92	24.17%	3,939	2006
	698.76	800.48	14.56%	5,537	2005
	608.08	698.76	14.91%	7,467	2004
	482.70	608.08	25.97%	12,046	2003
	599.65	482.70	-19.50%	15,516	2002
	880.78	599.65	-31.92%	21,236	2001
	1,140.30	880.78	-22.76%	25,401	2000
	1,117.54	1,140.30	2.04%	20,743	1999
	1,057.94	1,117.54	5.63%	53,642	1998
	877.27	1,057.94	20.59%	54,119	1997

Dreyfus Socially Responsible Growth Fund, Inc: Initial Shares	1,010.69	1,074.15	6.28%	2,676	2007
	938.54	1,010.69	7.69%	3,504	2006
	918.53	938.54	2.18%	4,645	2005
	877.01	918.53	4.73%	6,227	2004
	705.82	877.01	24.25%	8,013	2003
	1,007.39	705.82	-29.94%	10,012	2002
	1,319.54	1,007.39	-23.66%	15,381	2001
	1,503.98	1,319.54	-12.26%	19,229	2000
	1,172.49	1,503.98	28.27%	15,371	1999
	918.99	1,172.49	27.58%	9,357	1998
	725.61	918.99	26.65%	5,878	1997

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares	1,110.42	1,187.37	6.93%	2,616	2007
	983.32	1,110.42	12.93%	3,564	2006
	964.81	983.32	1.92%	4,861	2005
	910.42	964.81	5.97%	6,296	2004
	729.43	910.42	24.81%	7,826	2003
	990.64	729.43	-26.37%	10,056	2002
	1,067.04	990.64	-7.16%	15,844	2001
	1,124.52	1,067.04	-5.11%	19,270	2000
	975.63	1,124.52	15.26%	20,386	1999
	884.85	975.63	10.26%	20,074	1998
	772.15	884.85	14.60%	19,203	1997

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding at End of Period	Period

Federated Insurance Series - Federated Capital Income Fund II	786.27	806.58	2.58%	1,345	2007
	689.47	786.27	14.04%	1,666	2006
	657.83	689.47	4.81%	2,009	2005
	606.88	657.83	8.40%	2,942	2004
	510.01	606.88	18.99%	4,442	2003
	679.68	510.01	-24.96%	5,406	2002
	799.54	679.68	-14.99%	7,755	2001
	890.32	799.54	-10.20%	9,671	2000
	886.67	890.32	0.41%	11,493	1999
	789.26	886.67	12.34%	11,450	1998
	632.04	789.26	24.88%	6,449	1997

Federated Insurance Series - Federated Fund for U.S. Government Securities II	786.27	840.56	6.90%	2,937	2007
	781.02	802.06	2.69%	4,765	2006
	776.26	781.02	0.61%	8,004	2005
	759.78	776.26	2.17%	13,549	2004
	752.68	759.78	0.94%	20,443	2003
	700.02	752.68	7.52%	29,971	2002
	663.18	700.02	5.56%	23,448	2001
	606.11	663.18	9.42%	15,436	2000
	618.36	606.11	-1.98%	17,732	1999
	582.47	618.36	6.16%	15,015	1998
	544.01	582.47	7.07%	6,129	1997

Fidelity VIP Fund - VIP Asset Manager Portfolio: Initial Class	1,005.27	1,144.90	13.89%	6,156	2007
	949.90	1,005.27	5.83%	8,379	2006
	925.81	949.90	2.60%	12,133	2005
	890.18	925.81	4.00%	17,157	2004
	765.18	890.18	16.34%	21,836	2003
	850.18	765.18	-10.00%	25,261	2002
	898.97	850.18	-5.43%	36,139	2001
	948.86	898.97	-5.26%	44,912	2000
	866.16	948.86	9.55%	49,766	1999
	763.46	866.16	13.45%	42,507	1998
	641.70	763.46	18.97%	37,474	1997

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding at End of Period	Period

Fidelity VIP Fund - VIP Contrafund Portfolio: Initial Class	1,803.97	2,091.69	15.95%	11,121	2007
	1,637.48	1,803.97	10.17%	14,471	2006
	1,419.98	1,637.48	15.32%	20,132	2005
	1,247.00	1,419.98	13.87%	25,374	2004
	984.38	1,247.00	26.68%	31,165	2003
	1,101.22	984.38	-10.61%	39,873	2002
	1,272.63	1,101.22	-13.47%	52,788	2001
	1,382.01	1,272.63	-7.91%	64,670	2000
	1,127.92	1,382.01	22.53%	63,091	1999
	879.99	1,127.92	28.17%	46,442	1998
	718.85	879.99	22.42%	38,684	1997

Fidelity VIP Fund - VIP Equity-Income Portfolio: Initial Class	1,676.46	1,678.33	0.11%	12,111	2007
	1,414.41	1,676.46	18.53%	15,522	2006
	1,354.82	1,414.41	4.40%	21,151	2005
	1,231.89	1,354.82	9.98%	27,624	2004
	958.52	1,231.89	28.52%	35,501	2003
	1,170.39	958.52	-18.10%	44,954	2002
	1,248.84	1,170.39	-6.28%	59,577	2001
	1,168.00	1,248.84	6.92%	69,141	2000
	1,113.96	1,168.00	4.85%	85,196	1999
	1,011.99	1,113.96	10.08%	78,563	1998
	801.08	1,011.99	26.33%	73,730	1997

Fidelity VIP Fund - VIP Growth Portfolio: Initial Class	1,217.97	1,524.78	25.19%	15,709	2007
	1,155.92	1,217.97	5.37%	21,021	2006
	1,107.92	1,155.92	4.33%	28,758	2005
	1,086.82	1,107.92	1.94%	37,914	2004
	829.61	1,086.82	31.00%	48,270	2003
	1,203.71	829.61	-31.08%	59,176	2002
	1,482.40	1,203.71	-18.80%	86,317	2001
	1,688.61	1,482.40	-12.21%	103,767	2000
	1,245.95	1,688.61	35.53%	95,739	1999
	905.80	1,245.95	37.55%	74,160	1998
	743.89	905.80	21.77%	67,965	1997

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding at End of Period	Period

Fidelity VIP Fund - VIP High Income Portfolio: Initial Class	810.89	821.83	1.35%	4,292	2007
	739.22	810.89	9.70%	5,488	2006
	729.90	739.22	1.28%	6,947	2005
	675.40	729.90	8.07%	8,746	2004
	538.18	675.40	25.50%	12,347	2003
	527.60	538.18	2.01%	15,598	2002
	606.18	527.60	-12.96%	20,254	2001
	792.88	606.18	-23.55%	24,843	2000
	743.43	792.88	6.65%	28,780	1999
	788.02	743.43	-5.66%	26,474	1998
	679.15	788.02	16.03%	21,861	1997

NVIT JPMorgan NVIT Balanced Fund: Class IV	1,049.73	1,083.18	3.19%	10,588	2007
	947.88	1,049.73	10.75%	11,313	2006
	936.65	947.88	1.20%	14,463	2005
	875.09	936.65	7.03%	17,381	2004
	749.72	875.09	16.72%	19,971	2003
	847.34	749.72	-11.52%	23,738	2002
	924.31	847.34	-8.33%	28,544	2001
	861.32	924.31	7.31%	90,706	2000
	866.94	861.32	-0.65%	77,880	1999
	781.27	866.94	10.97%	62,328	1998
	653.55	781.27	19.54%	45,925	1997

NVIT NVIT Government Bond Fund: Class IV	804.57	850.95	5.76%	9,516	2007
	789.52	804.57	1.91%	11,527	2006
	775.98	789.52	1.74%	15,436	2005
	762.04	775.98	1.83%	19,406	2004
	748.98	762.04	1.74%	24,101	2003
	696.40	748.98	7.55%	28,470	2002
	657.46	696.40	5.92%	28,831	2001
	608.19	657.46	8.10%	12,975	2000
	637.92	608.19	-4.66%	10,251	1999
	597.74	637.92	6.72%	3,752	1998

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding at End of Period	Period

NVIT NVIT Growth Fund: Class IV	480.81	566.80	17.88%	6,581	2007
	459.24	480.81	4.70%	9,244	2006
	437.26	459.24	5.03%	12,929	2005
	409.97	437.26	6.66%	16,486	2004
	315.65	409.97	29.88%	19,498	2003
	445.29	315.65	-29.11%	23,759	2002
	576.76	445.29	-22.79%	28,318	2001
	721.62	576.76	-20.07%	28,249	2000
	583.02	721.62	23.77%	15,683	1999
	500.00	583.02	16.60%	2,788	1998*

NVIT NVIT Mid Cap Growth Fund: Class IV	1,835.03	1,972.88	7.51%	6,911	2007
	1,692.69	1,835.03	8.41%	8,251	2006
	1,563.01	1,692.69	8.30%	10,451	2005
	1,374.35	1,563.01	13.73%	12,296	2004
	1,004.03	1,374.35	36.88%	15,290	2003
	1,311.73	1,004.03	-23.46%	16,792	2002
	1,384.12	1,311.73	-5.23%	21,776	2001
	1,014.50	1,384.12	36.43%	16,070	2000
	887.21	1,014.50	14.35%	8,460	1999
	833.15	887.21	6.49%	2,344	1998

NVIT NVIT Money Market Fund: Class IV	684.44	708.11	3.46%	17,261	2007
	663.15	684.44	3.21%	18,402	2006
	654.07	663.15	1.39%	27,385	2005
	657.21	654.07	-0.48%	40,191	2004
	661.63	657.21	-0.67%	55,908	2003
	661.98	661.63	-0.05%	93,229	2002
	647.63	661.98	2.22%	114,827	2001
	618.73	647.63	4.67%	89,780	2000
	598.06	618.63	3.44%	91,710	1999
	575.95	598.06	3.84%	61,689	1998
	554.47	575.95	3.87%	48,054	1997

NVIT NVIT Multi-Manager International Value Fund: Class III	769.85	781.34	1.49%	2,146	2007
	575.57	769.85	33.75%	2,458	2006
	636.01	575.57	-9.50%	2,243	2005

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class IV	1,534.07	1,556.44	1.46%	6,217	2007
	1,267.44	1,534.07	21.04%	7,693	2006
	1,147.85	1,267.44	10.42%	9,957	2005
	969.72	1,147.85	18.37%	12,282	2004
	709.93	969.72	36.59%	15,513	2003
	809.77	709.93	-12.33%	18,617	2002
	934.58	809.77	-13.35%	24,197	2001
	975.06	934.58	-4.15%	28,527	2000
	764.54	975.06	27.54%	16,595	1999
	704.02	764.54	8.60%	3,399	1998

NVIT NVIT Multi-Manager Small Cap Value Fund: Class IV	828.52	760.37	-8.23%	8,726	2007
	715.62	828.52	15.78%	11,996	2006
	704.07	715.62	1.64%	16,217	2005
	608.69	704.07	15.67%	21,106	2004
	409.44	608.69	48.66%	25,045	2003
	491.28	409.44	-16.66%	24,092	2002
	441.75	491.28	11.21%	26,967	2001
	370.54	441.75	19.22%	14,053	2000
	408.65	370.54	-9.33%	17,728	1999
	500.00	408.65	-18.27%	18,219	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class IV	764.42	769.96	0.72%	7,446	2007
	691.85	764.42	10.49%	9,846	2006
	624.64	691.85	10.76%	13,409	2005
	532.20	624.64	17.37%	16,849	2004
	372.10	532.20	43.03%	21,340	2003
	593.28	372.10	-37.28%	23,983	2002
	715.66	593.28	-17.10%	29,368	2001
	919.80	715.66	-22.19%	18,085	2000
	485.44	919.80	89.48%	21,754	1999
	500.00	485.44	-2.91%	18,438	1998*

NVIT NVIT Nationwide Fund: Class IV	1,230.14	1,312.21	6.67%	15,661	2007
	1,097.81	1,230.14	12.05%	18,589	2006
	1,036.15	1,097.81	5.95%	21,858	2005
	957.39	1,036.15	8.23%	26,429	2004
	761.68	957.39	25.69%	32,580	2003
	1,005.91	761.68	-24.28%	41,087	2002
	1,170.95	1,005.91	-14.09%	53,095	2001
	1,082.22	1,170.95	8.20%	20,760	2000
	1,065.67	1,082.22	1.55%	22,407	1999
	950.55	1,065.67	12.11%	22,729	1998
	775.34	950.55	22.60%	23,496	1997

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding at End of Period	Period

NVIT NVIT S&P 500 Index Fund: Class IV	1,574.59	1,631.92	3.64%	17,231	2007
	1,384.58	1,574.59	13.72%	20,799	2006
	1,340.39	1,384.58	3.30%	28	2005
	1,229.14	1,340.39	9.05%	38,358	2004
	971.28	1,229.14	26.55%	47,478	2003
	1,267.94	971.28	-23.40%	61,244	2002
	1,465.42	1,267.94	-13.48%	78,360	2001
	1,636.75	1,465.42	-10.47%	16,805	2000
	1,377.32	1,636.75	18.84%	12,580	1999
	1,088.42	1,377.32	26.54%	12,301	1998
	831.78	1,088.42	30.85%	11,389	1997

NVIT Van Kampen NVIT Comstock Value Fund: Class IV	718.21	692.69	-3.55%	7,868	2007
	628.19	718.21	14.33%	9,633	2006
	610.41	628.19	2.91%	13,694	2005
	527.19	610.41	15.79%	17,288	2004
	406.67	527.19	29.64%	22,805	2003
	482.00	406.67	-15.63%	24,458	2002
	492.50	482.00	-2.13%	24,033	2001
	490.76	492.50	0.35%	30,090	2000
	490.39	490.76	0.08%	36,535	1999
	500.00	490.39	-1.92%	34,680	1998*

Premier VIT - OpCap Equity Portfolio	1,545.67	1,586.70	2.65%	2,718	2007
	1,359.65	1,545.67	13.68%	3,310	2006
	1,288.04	1,359.65	5.56%	4,688	2005
	1,167.00	1,288.04	10.37%	6,028	2004
	920.44	1,167.00	26.79%	8,069	2003
	1,187.77	920.44	-22.51%	11,175	2002
	1,295.47	1,187.77	-8.31%	15,648	2001
	1,195.14	1,295.47	8.39%	15,027	2000
	625.13	1,195.14	91.18%	18,278	1999
	594.92	625.13	5.08%	17,333	1998
	553.18	594.92	7.55%	13,308	1997

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding at End of Period	Period

Premier VIT - OpCap Managed Portfolio	1,416.79	1,439.62	1.61%	5,853	2007
	1,310.24	1,416.79	8.13%	7,121	2006
	1,262.02	1,310.24	3.82%	9,440	2005
	1,155.41	1,262.02	9.23%	12,091	2004
	962.36	1,155.41	20.06%	16,217	2003
	1,174.16	962.36	-18.04%	20,804	2002
	1,252.24	1,174.16	-6.24%	28,838	2001
	1,157.06	1,252.24	8.23%	32,560	2000
	748.08	1,157.06	54.67%	42,990	1999
	641.18	748.08	16.67%	19,336	1998
	596.09	641.18	7.56%	16,570	1997

Premier VIT - OpCap Small Cap Portfolio	1,625.95	1,612.44	-0.83%	3,553	2007
	1,328.78	1,625.95	22.36%	4,842	2006
	1,346.69	1,328.78	-1.33%	5,929	2005
	1,158.51	1,346.69	16.24%	7,505	2004
	823.55	1,158.51	40.67%	8,974	2003
	1,065.77	823.55	-22.73%	11,181	2002
	997.72	1,065.77	6.82%	18,327	2001
	701.71	997.72	42.18%	17,257	2000
	962.07	701.71	-27.06%	19,274	1999
	913.35	962.07	5.33%	22,591	1998
	709.94	913.35	28.65%	17,259	1997

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R	561.00	607.48	8.29%	1,518	2007
	534.69	561.00	4.92%	868	2006
	559.63	534.69	-4.46%	1,031	2005

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class	759.96	822.11	8.18%	1,988	2007
	723.74	759.96	5.00%	2,352	2006
	756.87	723.74	-4.38%	3,067	2005
	703.19	756.87	7.63%	4,056	2004
	603.49	703.19	16.52%	5,945	2003
	503.05	603.49	19.97%	6,890	2002
	537.64	503.05	-6.43%	3,301	2001
	535.14	537.64	0.47%	3,276	2000
	345.27	535.14	54.99%	3,678	1999
	500.00	345.27	-30.95%	791	1998

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R	1,128.23	1,530.39	35.65%	1,119	2007
	819.93	1,128.23	37.60%	1,509	2006
	630.54	819.93	30.04%	1,736	2005

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class	1,054.51	1,430.89	35.69%	4,543	2007
	766.59	1,054.51	37.56%	6,787	2006
	588.92	766.59	30.17%	9,529	2005
	474.40	588.92	24.14%	12,365	2004
	312.00	474.40	52.05%	15,086	2003
	325.87	312.00	-4.26%	16,400	2002
	336.57	325.87	-3.18%	17,790	2001
	587.10	336.57	-42.67%	20,032	2000
	297.26	587.10	97.50%	11,369	1999
	500.00	297.26	-40.55%	1,095	1998

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R	1,144.70	1,640.33	43.30%	883	2007
	932.09	1,144.70	22.81%	1,195	2006
	623.40	932.09	49.52%	1,314	2005

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class	1,229.65	1,762.40	43.33%	1,237	2007
	1,001.61	1,229.65	22.77%	1,784	2006
	669.66	1,001.61	49.57%	2,362	2005
	547.76	669.66	22.25%	5,086	2004
	382.88	547.76	43.06%	5,592	2003
	399.66	382.88	-4.20%	3,865	2002
	452.62	399.66	-11.70%	1,938	2001
	411.96	452.62	9.87%	2,549	2000
	588.75	411.96	-30.03%	1,882	1999
	500.00	588.75	17.75%	431	1998

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R	988.89	984.35	-0.46%	547	2007
	766.60	988.89	29.00%	948	2006
	642.38	766.60	19.34%	1,097	2005

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Initial Class	1,293.03	1,286.30	-0.52%	1,444	2007
	1,001.55	1,293.03	29.10%	2,112	2006
	839.30	1,001.55	19.33%	2,769	2005
	624.86	839.30	34.32%	3,234	2004
	471.12	624.86	32.63%	3,365	2003
	500.20	471.12	-5.81%	4,224	2002
	481.58	500.20	3.87%	2,811	2001
	411.36	481.58	17.07%	2,317	2000
	425.72	411.36	-3.37%	1,159	1999
	500.00	425.72	-14.86%	397	1998

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding at End of Period	Period

Wells Fargo Advantage VT Discovery Fund	332.92	401.54	20.61%	7,689	2007
	294.47	332.92	13.06%	10,388	2006
	272.44	294.47	8.09%	13,075	2005
	231.87	272.44	17.50%	14,443	2004
	175.19	231.87	32.35%	18,298	2003
	284.48	175.19	-38.42%	20,330	2002
	416.75	284.48	-31.74%	22,188	2001
	500.00	416.75	-16.65%	17,121	2000

Wells Fargo Advantage VT Opportunity Fund	628.02	660.39	5.15%	3,742	2007
	567.57	628.02	10.65%	4,589	2006
	533.48	567.57	6.39%	6,796	2005
	457.62	533.48	16.58%	7,979	2004
	338.72	457.62	35.10%	8,074	2003
	467.70	338.72	-27.58%	8,994	2002
	494.33	467.70	-5.39%	9,045	2001
	500.00	494.33	-1.13%	2,627	2000

Market Street VIP/2

Nationwide Provident VA Separate Account A
(Registrant)

Nationwide Life and Annuity Company of America
(Depositor)

300 Continental Drive
Newark, Delaware 19713
1-800-688-5177

STATEMENT OF ADDITIONAL INFORMATION
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium deferred variable annuity contract (the "Contract") offered by Nationwide Life and Annuity Company of America ("NLACA").  This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2008 and the prospectuses for the Portfolios.  You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.  Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.

The date of this Statement of Additional Information is May 1, 2008.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Additional Contract Provisions	2
The Contract
Incontestability
Misstatement of Age or Sex
Non-Participation
Standard & Poor's	2
Safekeeping of Account Assets	2
State Regulation	3
Records and Reports	3
Experts	3
Other Information	3
Financial Statements	4

1

ADDITIONAL CONTRACT PROVISIONS

The Contract

The entire contract between you and us is made up of the Contract and your Application.  The statements made in the Application are deemed representations and not warranties.  We cannot use any statement in defense of a claim or to void a Contract unless it is contained in the Application and a copy of the Application is attached to the Contract at issue.

Incontestability

We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, we will pay the amount that the proceeds would have purchased at the correct age and sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract.  If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted.  The underpayment with interest at 3% compounded annually will be paid in a single sum.

Non-Participation

The Contract is not eligible for dividends and will not participate in our divisible surplus.

STANDARD & POOR'S

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLACA and the Nationwide Variable Insurance Trust.  The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Contract.

S&P makes no representation or warranty, express or implied, to the Owners of the Contracts and the S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally, or in the Contracts and the S&P 500 Index Fund particularly, or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to NLACA and Nationwide Variable Insurance Trust, is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed, and calculated by S&P without regard to NLACA, NationwideVariable Insurance Trust, Owners of the Contracts, or the S&P 500 Index Fund.  S&P has no obligation to take the needs of NLACA, Nationwide Variable Insurance Trust, the Owners of the Contracts or the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Contracts or the S&P 500 Index Fund or the timing of the issuance or sale of the Contracts or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Contracts or the S&P 500 Index Fund are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing, or trading of the Contracts or the S&P 500 Index Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY NLACA, NATIONWIDE VARIABLE INSURANCE TRUST, OWNERS OF THE CONTRACTS AND THE S&P 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account.  The assets in the Variable Account are legally segregated from our General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

2

Our officers and employees are covered by a financial institution bond issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company) with limits of $25 million per occurrence and $50 million in the aggregate.  The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

We are subject to regulation and supervision by the Insurance Department of the State of Delaware, which periodically examines our affairs.  We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business.  A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold.  We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account.  NLACA may contract with another party to maintain these records and accounts.  As presently required by the 1940 Act and the regulations thereunder, reports containing information required under the Act or any other applicable law or regulation, will be sent to Owners semi-annually at their last known address.

EXPERTS

The financial statements and schedules of Nationwide Life and Annuity Company of America as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31, 2007, and the financial statements of Nationwide Provident VA Separate Account A as of December 31, 2007 and for the years ended December 31, 2007 and 2006 and the financial highlights for each of the years in the five year period ended December 31, 2007 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts.  Not all the information set forth in the registration statement and the amendments and exhibits thereto has been included in this SAI.  Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

FINANCIAL STATEMENTS

All financial statements contained in this SAI should be considered only as bearing on our ability to meet our obligations under the Contracts.  They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors of Nationwide Life and Annuity Company of
America and Policyholders of Nationwide Provident VA Separate Account A:
We have audited the accompanying statements of assets and liabilities of Nationwide Provident VA Separate Account A (comprised of the sub-accounts listed in note 1) (collectively, the Account) as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2007 and 2006 and the financial highlights for each of the years in the five year period ended December 31, 2007. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts in the Account as of December 31, 2007, and the results of their operations for the year then ended, the changes in their net assets for the years ended December 31, 2007 and 2006 and the financial highlights for each of the years in the five year period ended December 31, 2007 in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Philadelphia, PA
April 25, 2008

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statement of Assets and Liabilities, December 31, 2007

	Shares	Cost	Fair Value

Nationwide Variable Insurance Trust:
Nationwide NVIT Nationwide Fund — Class IV	587,902	$7,609,732	$7,989,589
Nationwide NVIT Money Market Fund — Class IV	12,243,767	$12,243,767	$12,243,767
Nationwide NVIT Government Bond Fund — Class IV	595,225	$6,925,364	$6,922,465
JP Morgan NVIT Balanced Fund — Class IV	600,788	$6,002,705	$6,578,634
Nationwide NVIT Mid Cap Growth Fund — Class IV	306,569	$6,092,210	$9,988,029
Nationwide NVIT International Value Fund Class IV	488,008	$6,971,466	$8,525,504
Nationwide NVIT Growth Fund — Class IV	258,722	$2,511,878	$3,751,462
Van Kampen NVIT Comstock Value Fund — Class IV	474,524	$4,990,035	$5,457,027
Nationwide Multi-Manager NVIT Small Company Fund — Class IV	258,365	$5,801,649	$5,738,294
Nationwide Multi-Manager NVIT Small Cap Growth Fund — Class IV	671,879	$7,948,061	$6,638,168
Nationwide NVIT S&P 500 Index Fund — Class IV	2,751,471	$18,613,759	$28,120,029
Nationwide NVIT International Value Fund — Class III	94,884	$1,655,033	$1,653,821
Fidelity Variable Insurance Products Fund:
Fidelity VIP High Income Portfolio: Initial Class	591,213	$3,802,672	$3,535,455
Fidelity VIP Equity-Income Portfolio: Initial Class	850,377	$19,044,996	$20,332,518
Fidelity VIP Growth Portfolio: Initial Class	530,923	$18,361,098	$23,955,240
Fidelity VIP Overseas Portfolio: Initial Class	38,427	$765,860	$972,978
Fidelity VIP Growth Portfolio: Service Class 2	94,819	$2,827,169	$4,233,665
Fidelity VIP Overseas Portfolio: Service Class 2	86,709	$1,529,332	$2,178,137
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	425,743	$5,893,911	$7,054,565
Fidelity VIP II Contrafund Portfolio: Initial Class	833,916	$19,704,953	$23,266,257
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	79,860	$1,027,555	$1,019,009
Fidelity VIP II Contrafund Portfolio: Service Class 2	173,852	$4,511,081	$4,773,989
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Growth Opportunities Portfolio: Service Class 2	40,590	$692,700	$899,473
Premier VIT:
Premier VIT — OpCap Equity Portfolio	119,147	$3,826,189	$4,321,461
Premier VIT — OpCap Small Cap Portfolio	196,399	$5,974,080	$5,732,877
Premier VIT — OpCap Managed Portfolio	217,807	$8,578,577	$8,426,954
DWS Variable Series I:
DWS Variable Series I — Bond VIP: Class A	452,280	$3,117,227	$3,156,912
DWS Variable Series I — Growth & Income VIP: Class A	237,102	$1,937,989	$2,563,077
DWS Variable Series I — International VIP: Class A	218,804	$1,693,187	$3,284,249
Dreyfus Variable Investment Fund:
Dreyfus Variable Investment Fund — Growth and Income Portfolio: Initial Shares	122,353	$2,556,695	$3,111,448
Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares	94,408	$2,424,970	$2,879,441

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statement of Assets and Liabilities, December 31, 2007 — continued

	Shares	Cost	Fair Value

Federated Insurance Series:
Federated Fund for U.S. Government Securities II	214,911	$2,422,563	$2,477,926
Federated Capital Income Fund II	113,594	$928,212	$1,092,773
Lehman Brothers Advisers Management Trust:
Lehman Brothers AMT Short Duration Bond Portfolio — I Class	33,871	$435,834	$440,327
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Partners Portfolio I Class	19,391	$374,968	$402,748
Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond Fund: Initial Class	135,651	$1,586,752	$1,644,087
Van Eck Worldwide Hard Assets Fund: Initial Class	53,199	$1,572,219	$2,191,246
Van Eck Worldwide Emerging Markets Fund: Initial Class	236,529	$4,327,035	$6,556,581
Van Eck Worldwide Real Estate Portfolio: Initial Class	110,720	$1,815,462	$1,870,067
Van Eck Worldwide Bond Fund: Class R	76,122	$888,288	$921,837
Van Eck Worldwide Hard Assets Fund: Class R	35,174	$1,147,576	$1,448,461
Van Eck Worldwide Emerging Markets Fund: Class R	61,867	$1,327,626	$1,712,487
Van Eck Worldwide Real Estate Portfolio: Class R	32,079	$552,506	$538,926
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	33,573	$674,488	$1,118,659
MFS Variable Insurance Trust:
MFS Emerging Growth Series — Service Class	29,242	$454,044	$719,644
MFS Investors Trust Series — Service Class	29,320	$493,295	$685,789
MFS New Discovery Series — Service Class	25,943	$378,405	$423,133
MFS Research Series — Service Class	27,114	$414,232	$546,621
PIMCO Variable Insurance Trust:
PIMCO VIT High Yield Portfolio: Administrative Class	242,148	$1,988,052	$1,949,288
PIMCO VIT Total Return Portfolio: Administrative Class	265,097	$2,734,936	$2,780,869
Wells Fargo Advantage Variable Trust Funds:
Wells Fargo Advantage VT Discovery Fund	153,932	$2,052,490	$3,095,580
Wells Fargo VT Opportunity Fund — Investor Class	112,416	$2,342,085	$2,476,517
Total Investments			$264,398,059
Accounts Receivable			—

Total Assets			$264,398,059
Accounts Payable			—

Net Assets			$264,398,059

Held for the benefit of contractholders			264,014,754

Attributable to Nationwide Life and Annuity Company of America			383,305

			$264,398,059

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007

										Nationwide	Nationwide
										Multi-	Multi-
			Nationwide	Nationwide	JP	Nationwide	Nationwide		Van Kampen	Manager	Manager	Nationwide	Nationwide
		Nationwide	NVIT	NVIT	Morgan	NVIT	NVIT	Nationwide	NVIT	NVIT	NVIT	NVIT	NVIT
		NVIT	Money	Government	NVIT	Mid Cap	International	NVIT	Comstock	Small	Small Cap	S&P 500	International
		Nationwide	Market	Bond	Balanced	Growth	Value	Growth	Value	Company	Growth	Index	Value
		Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund	Fund	Fund —	Fund —
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class III

Investment Income
Dividends	$5,167,770	$90,064	$568,108	$324,029	$136,653	—	$203,978	$7,305	$108,100	$6,548	$96,996	$487,745	$38,350
Expenses
Mortality and expense risks	4,055,615	118,498	164,640	103,648	87,377	$155,619	136,211	57,580	89,121	94,147	122,518	435,099	26,399
Investment Expense	255	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	4,055,870	118,498	164,640	103,648	87,377	155,619	136,211	57,580	89,121	94,147	122,518	435,099	26,399

Net investment income (loss)	1,111,900	(28,434)	403,468	220,381	49,276	(155,619)	67,767	(50,275)	18,979	(87,599)	(25,522)	52,646	11,951

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	18,819,464	408,617	—	—	168,088	—	669,025	—	253,522	897,559	990,881	—	127,570
Net realized (loss) gain from redemption of investment shares	14,748,187	76,949	—	(152,386)	239,688	1,174,139	1,109,352	536,100	564,776	(30,023)	642,216	2,112,807	91,817

Net realized (loss) gain on investments	33,567,651	485,566	—	(152,386)	407,776	1,174,139	1,778,377	536,100	818,298	867,536	1,633,097	2,112,807	219,387

Net unrealized appreciation (depreciation) of investments:
Beginning of year	50,564,356	238,869	—	(347,016)	852,611	4,036,186	3,222,715	1,029,284	1,481,964	598,968	917,388	10,450,529	206,830
End of year	39,851,088	379,856	—	(2,899)	575,928	3,895,819	1,554,039	1,239,584	466,992	(63,355)	(1,309,893)	9,506,270	(1,212)

Net unrealized appreciation (depreciation) during the year	(10,713,268)	140,987	—	344,117	(276,683)	(140,367)	(1,668,676)	210,300	(1,014,972)	(662,323)	(2,227,281)	(944,259)	(208,042)

Net realized and unrealized gain (loss) on investments	22,854,383	626,553	—	191,731	131,093	1,033,772	109,701	746,400	(196,674)	205,213	(594,184)	1,168,548	11,345

Net increase (decrease) in net assets resulting from operations	$23,966,283	$598,119	$403,468	$412,112	$180,369	$878,153	$177,468	$696,125	($177,695)	$117,614	($619,706)	$1,221,194	$23,296

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

									Fidelity
	Fidelity	Fidelity					Fidelity		VIP II		Fidelity
	VIP	VIP	Fidelity	Fidelity	Fidelity	Fidelity	VIP II	Fidelity	Investment	Fidelity	VIP III
	High	Equity-	VIP	VIP	VIP	VIP	Asset	VIP II	Grade	VIP II	Growth	Premier	Premier	Premier
	Income	Income	Growth	Overseas	Growth	Overseas	Manager	Contrafund	Bond	Contrafund	Opportunities	VIT —	VIT —	VIT —
	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	OpCap	OpCap	OpCap
	Initial	Initial	Initial	Initial	Service	Service	Initial	Initial	Initial	Service	Service	Equity	Small Cap	Managed
	Class	Class	Class	Class	Class 2	Class 2	Class	Class	Class	Class 2	Class 2	Portfolio	Portfolio	Portfolio

Investment Income
Dividends	$297,188	$390,556	$212,536	$43,251	$17,093	$64,707	$465,291	$212,833	$54,760	$33,978	—	$29,178	—	$208,114
Expenses
Mortality and expense risks	54,821	339,394	346,687	20,313	58,686	32,459	106,680	347,474	16,189	64,702	$12,958	66,990	$100,619	132,553
Investment Expense	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	54,821	339,394	346,687	20,313	58,686	32,459	106,680	347,474	16,189	64,702	12,958	66,990	100,619	132,553

Net investment income (loss)	242,367	51,162	(134,151)	22,938	(41,593)	32,248	358,611	(134,641)	38,571	(30,724)	(12,958)	(37,812)	(100,619)	75,561

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	1,721,090	19,747	109,983	2,722	152,796	233,154	5,699,285	—	1,162,003	—	746,318	1,602,092	701,814
Net realized (loss) gain from redemption of investment shares	100,000	736,365	(1,317,472)	549,607	174,465	306,131	339,831	1,839,077	(28,156)	349,156	136,191	151,641	363,496	(90,173)

Net realized (loss) gain on investments	100,000	2,457,455	(1,297,725)	659,590	177,187	458,927	572,985	7,538,362	(28,156)	1,511,159	136,191	897,959	1,965,588	611,641

Net unrealized appreciation (depreciation) of investments:
Beginning of year	10,482	3,560,389	(1,411,229)	663,395	608,412	800,790	1,107,019	7,290,346	(30,549)	1,071,751	149,511	1,206,675	1,582,624	362,780
End of year	(267,216)	1,287,522	5,594,142	207,118	1,406,495	648,805	1,160,654	3,561,304	(8,546)	262,907	206,773	495,272	(241,203)	(151,623)

Net unrealized appreciation (depreciation) during the year	(277,698)	(2,272,867)	7,005,371	(456,277)	798,083	(151,985)	53,635	(3,729,042)	22,003	(808,844)	57,262	(711,403)	(1,823,827)	(514,403)

Net realized and unrealized gain (loss) on investments	(177,698)	184,588	5,707,646	203,313	975,270	306,942	626,620	3,809,320	(6,153)	702,315	193,453	186,556	141,761	97,238

Net increase (decrease) in net assets resulting from operations	$64,669	$235,750	$5,573,495	$226,251	$933,677	$339,190	$985,231	$3,674,679	$32,418	$671,591	$180,495	$148,744	$41,142	$172,799

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

				Dreyfus
				Variable
				Investment				Lehman
		DWS		Fund —	Dreyfus			Brothers
	DWS	Variable	DWS	Growth	Socially			AMT	Neuberger			Van Eck
	Variable	Series I —	Variable	and	Responsible	Federated		Short	Berman		Van Eck	Worldwide	Van Eck
	Series I —	Growth &	Series I —	Income	Growth	Fund for	Federated	Duration	AMT	Van Eck	Worldwide	Emerging	Worldwide
	Bond	Income	International	Portfolio:	Fund, Inc.:	U.S.	Capital	Bond	Partners	Worldwide	Hard Assets	Markets	Real Estate
	VIP:	VIP:	VIP:	Initial	Initial	Government	Income	Portfolio —	Portfolio	Bond Fund:	Fund:	Fund:	Portfolio:
	Class A	Class A	Class A	Shares	Shares	Securities II	Fund II	I Class	I Class	Initial Class	Initial Class	Initial Class	Initial Class

Investment Income
Dividends	$164,018	$38,276	$92,073	$26,687	$17,670	$131,725	$65,056	$11,516	$2,763	$109,140	$2,977	$32,359	$29,174
Expenses
Mortality and expense risks	48,537	42,542	50,694	49,761	$45,288	40,383	17,301	6,529	6,811	23,812	31,033	98,628	34,693
Investment Expense	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	48,537	42,542	50,694	49,761	45,288	40,383	17,301	6,529	6,811	23,812	31,033	98,628	34,693

Net investment income (loss)	115,481	(4,266)	41,379	(23,074)	(27,618)	91,342	47,755	4,987	(4,048)	85,328	(28,056)	(66,269)	(5,519)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	42,220	—	171,738	—	—	—	—	43,244	—	290,439	1,278,165	281,065
Net realized (loss) gain from redemption of investment shares	11,932	128,225	507,358	70,675	(141,570)	(33,848)	80,239	(5,345)	57,408	(55,564)	576,175	1,765,777	164,011

Net realized (loss) gain on investments	11,932	170,445	507,358	242,413	(141,570)	(33,848)	80,239	(5,345)	100,652	(55,564)	866,614	3,043,942	445,076

Net unrealized appreciation (depreciation) of investments:
Beginning of year	74,650	780,262	1,686,628	528,232	78,619	(14,000)	259,653	(11,478)	87,061	(48,542)	681,878	3,091,662	448,125
End of year	39,685	625,088	1,591,061	554,752	454,471	55,363	164,561	4,494	27,780	57,335	619,027	2,229,546	54,605

Net unrealized appreciation (depreciation) during the year	(34,965)	(155,174)	(95,567)	26,520	375,852	69,363	(95,092)	15,972	(59,281)	105,877	(62,851)	(862,116)	(393,520)

Net realized and unrealized gain (loss) on investments	(23,033)	15,271	411,791	268,933	234,282	35,515	(14,853)	10,627	41,371	50,313	803,763	2,181,826	51,556

Net increase (decrease) in net assets resulting from operations	$92,448	$11,005	$453,170	$245,859	$206,664	$126,857	$32,902	$15,614	$37,323	$135,641	$775,707	$2,115,557	$46,037

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

					Alger
		Van Eck	Van Eck	Van Eck	American	MFS	MFS	MFS					Wells Fargo
	Van Eck	Worldwide	Worldwide	Worldwide	Small	Emerging	Investors	New	MFS	PIMCO VIT	PIMCO VIT	Wells Fargo	VT
	Worldwide	Hard	Emerging	Real	Capitalization	Growth	Trust	Discovery	Research	High Yield	Total Return	Advantage	Opportunity
	Bond	Assets	Markets	Estate	Portfolio:	Series —	Series —	Series —	Series —	Portfolio:	Portfolio:	VT	Fund —
	Fund:	Fund:	Fund:	Portfolio:	Class O	Service	Service	Service	Service	Administrative	Administrative	Discovery	Investor
	Class R	Class R	Class R	Class R	Shares	Class	Class	Class	Class	Class	Class	Fund	Class

Investment Income
Dividends	$29,700	$1,792	$8,505	$10,052	—	—	$4,515	—	$2,259	$146,338	$126,520	—	$17,294
Expenses
Mortality and expense risks	8,099	16,792	25,065	12,310	$19,799	$10,047	10,441	$6,653	6,640	29,281	36,736	$47,050	39,308
Investment Expense	—	77	—	178	—	—	—	—	—	—	—	—	—

Total expenses	8,099	16,869	25,065	12,488	19,799	10,047	10,441	6,653	6,640	29,281	36,736	47,050	39,308

Net investment income (loss)	21,601	(15,077)	(16,560)	(2,436)	(19,799)	(10,047)	(5,926)	(6,653)	(4,381)	117,057	89,784	(47,050)	(22,014)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	174,014	330,946	94,866	—	—	6,555	34,685	—	—	—	—	405,261
Net realized (loss) gain from redemption of investment shares	(9,717)	154,527	241,282	23,309	416,544	27,550	64,043	35,387	27,529	6,466	(9,449)	412,802	256,847

Net realized (loss) gain on investments	(9,717)	328,541	572,228	118,175	416,544	27,550	70,598	70,072	27,529	6,466	(9,449)	412,802	662,108

Net unrealized appreciation (depreciation) of investments:
Beginning of year	1,709	210,472	404,860	84,610	622,401	155,880	192,675	101,877	103,060	39,461	(62,464)	777,983	628,358
End of year	33,550	300,885	384,861	(13,580)	444,171	265,600	192,493	44,727	132,389	(38,764)	45,933	1,043,090	134,432

Net unrealized appreciation (depreciation) during the year	31,841	90,413	(19,999)	(98,190)	(178,230)	109,720	(182)	(57,150)	29,329	(78,225)	108,397	265,107	(493,926)

Net realized and unrealized gain (loss) on investments	22,124	418,954	552,229	19,985	238,314	137,270	70,416	12,922	56,858	(71,759)	98,948	677,909	168,182

Net increase (decrease) in net assets resulting from operations	$43,725	$403,877	$535,669	$17,549	$218,515	$127,223	$64,490	$6,269	$52,477	$45,298	$188,732	$630,859	$146,168

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007

										Nationwide	Nationwide
										Multi-	Multi-
			Nationwide	Nationwide						Manager	Manager		Nationwide
		Nationwide	NVIT	NVIT	JP Morgan	Nationwide	Nationwide	Nationwide	Van Kampen	NVIT	NVIT	Nationwide	NVIT
		NVIT	Money	Government	NVIT	NVIT Mid	NVIT	NVIT	NVIT	Small	Small Cap	NVIT S&P	International
		Nationwide	Market	Bond	Balanced	Cap Growth	International	Growth	Comstock	Company	Growth	500 Index	Value
		Fund —	Fund —	Fund —	Fund —	Fund —	Value Fund	Fund —	Value Fund —	Fund	Fund —	Fund —	Fund —
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class III

From Operations
Net investment income (loss)	$1,111,900	($28,434)	$403,468	$220,381	$49,276	$(155,619)	$67,767	$(50,275)	$18,979	$(87,599)	$(25,522)	$52,646	$11,951
Net realized (loss) gain on investments	33,567,651	485,566	—	(152,386)	407,776	1,174,139	1,778,377	536,100	818,298	867,536	1,633,097	2,112,807	219,387
Net unrealized appreciation (depreciation) during the year	(10,713,268)	140,987	—	344,117	(276,683)	(140,367)	(1,668,676)	210,300	(1,014,972)	(662,323)	(2,227,281)	(944,259)	(208,042)

Net increase (decrease) in net assets from operations	23,966,283	598,119	403,468	412,112	180,369	878,153	177,468	696,125	(177,695)	117,614	(619,706)	1,221,194	23,296

From Variable Annuity Contract Transactions
Contractholders’ net premiums	2,468,821	39,831	166,453	34,982	40,071	70,560	19,724	56,757	40,856	69,553	62,691	387,783	53,678
Administrative charges	(600,424)	(16,154)	(66,884)	(22,464)	(11,403)	(25,463)	(15,431)	(14,156)	(16,761)	(16,219)	(27,081)	(61,251)	(1,303)
Surrenders and forfeitures	(66,488,984)	(1,583,541)	(5,768,785)	(1,394,239)	(1,340,204)	(2,376,902)	(1,608,568)	(1,157,515)	(1,163,418)	(1,748,785)	(1,792,040)	(5,510,118)	(415,514)
Transfers between portfolios and the Guaranteed Account	(420,969)	(99,531)	5,017,145	24,982	1,138,167	(219,306)	(340,150)	(264,942)	(119,463)	(173,503)	(866,252)	(372,560)	178,740
Net repayments (withdrawals) due to policy loans	37,662	242	1,864	549	(408)	7,992	807	806	1,070	1,422	(2,759)	4,550	(11)
Withdrawals due to death benefits	(3,491,180)	(147,080)	(122,499)	(108,941)	(86,988)	(72,936)	(31,600)	(28,075)	(32,730)	(42,275)	(58,763)	(297,347)	(54,669)

Net (decrease) increase in net assets derived from contract transactions	(68,495,074)	(1,806,233)	(772,706)	(1,465,131)	(260,765)	(2,616,055)	(1,975,218)	(1,407,125)	(1,290,446)	(1,909,807)	(2,684,204)	(5,848,943)	(239,079)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(462)	(53)	—	(18)	(31)	(27)	(12)	(7)	(110)	(145)	13	1	507

Total (decrease) increase in net assets	(44,529,253)	(1,208,167)	(369,238)	(1,053,037)	(80,427)	(1,737,929)	(1,797,762)	(711,007)	(1,468,251)	(1,792,338)	(3,303,897)	(4,627,748)	(215,276)
Net Assets
Beginning of year	308,927,311	9,197,755	12,609,505	7,975,502	6,659,061	11,725,958	10,324,266	4,449,469	6,925,278	7,530,632	9,942,065	32,754,777	1,892,216

End of year	$264,398,059	$7,989,588	$12,240,267	$6,922,465	$6,578,634	$9,988,029	$8,526,504	$3,738,462	$5,457,027	$5,738,294	$6,638,168	$28,127,029	$1,676,940

Changes in Units
Beginning units	323,489	18,589	18,402	11,527	11,313	8,251	7,693	9,244	9,633	9,846	11,996	20,799	2,458

Units purchased	25,781	103	10,105	549	1,322	216	243	324	662	415	472	576	479
Units sold	(90,175)	(3,031)	(11,246)	(2,560)	(2,047)	(1,556)	(1,719)	(2,987)	(2,427)	(2,815)	(3,742)	(4,144)	(791)

Ending units	259,095	15,661	17,261	9,516	10,588	6,911	6,217	6,581	7,868	7,446	8,726	17,231	2,146

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

		Fidelity					Fidelity		Fidelity		Fidelity
	Fidelity	VIP	Fidelity	Fidelity	Fidelity	Fidelity	VIP II	Fidelity	VIP II	Fidelity	VIP III
	VIP High	Equity-	VIP	VIP	VIP	VIP	Asset	VIP II	Investment	VIP II	Growth
	Income	Income	Growth	Overseas	Growth	Overseas	Manager	Contrafund	Grade Bond	Contrafund	Opportunities	Premier VIT —	Premier VIT —	Premier VIT —
	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	OpCap	OpCap	OpCap
	Initial	Initial	Initial	Initial	Service	Service	Initial	Initial	Initial	Service	Service	Equity	Small Cap	Managed
	Class	Class	Class	Class	Class 2	Class 2	Class	Class	Class	Class 2	Class 2	Portfolio	Portfolio	Portfolio

From Operations
Net investment income (loss)	$242,367	$51,162	$(134,151)	$22,938	$(41,593)	$32,248	$358,611	$(134,641)	$38,571	$(30,724)	$(12,958)	$(37,812)	$(100,619)	$75,561
Net realized (loss) gain on investments	100,000	2,457,455	(1,297,725)	659,590	177,187	458,927	572,985	7,538,362	(28,156)	1,511,159	136,191	897,959	1,965,588	611,641
Net unrealized appreciation (depreciation) during the year	(277,698)	(2,272,867)	7,005,371	(456,277)	798,083	(151,985)	53,635	(3,729,042)	22,003	(808,844)	57,262	(711,403)	(1,823,827)	(514,403)

Net increase (decrease) in net assets from operations	64,669	235,750	5,573,495	226,251	933,677	339,190	985,231	3,674,679	32,418	671,591	180,495	148,744	41,142	172,799

From Variable Annuity Contract Transactions
Contractholders’ net premiums	34,543	148,301	325,333	24,834	3,910	—	30,871	264,390	5,977	—	2,833	12,451	54,514	38,564
Administrative charges	(3,414)	(22,335)	(29,846)	(1,445)	(22,455)	(8,806)	(8,126)	(25,963)	(1,446)	(28,388)	(7,787)	(7,758)	(5,534)	(16,939)
Surrenders and forfeitures	(1,065,081)	(5,004,474)	(6,273,603)	(580,414)	(518,293)	(215,283)	(2,323,774)	(6,011,083)	(378,170)	(661,535)	(180,117)	(811,788)	(1,233,524)	(1,630,017)
Transfers between portfolios and the Guaranteed Account	106,242	(653,255)	(851,597)	(285,863)	(375,698)	20,890	80,244	(726,289)	(19,867)	286,666	(4,969)	(123,833)	(967,733)	(93,672)
Net repayments (withdrawals) due to policy loans	6,764	4,611	3,647	(17)	13	—	(597)	8,315	(6)	—	—	(2,701)	2	(2,112)
Withdrawals due to death benefits	(66,359)	(403,731)	(394,807)	(18,121)	—	(194,317)	(137,027)	(24,791)	(11,668)	(30,163)	(19,514)	(18,267)	(32,624)	(138,452)

Net (decrease) increase in net assets derived from contract transactions	(987,305)	(5,930,883)	(7,220,873)	(861,026)	(912,523)	(397,516)	(2,358,409)	(6,515,421)	(405,180)	(433,420)	(209,554)	(951,896)	(2,184,899)	(1,842,628)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	—	121	(672)	16	(35)	13	(4)	(46)	(2)	(4)	(3)	—	(20)	(100)

Total (decrease) increase in net assets	(922,636)	(5,695,012)	(1,648,050)	(634,759)	21,119	(58,313)	(1,373,182)	(2,840,788)	(372,764)	238,167	(29,062)	(803,152)	(2,143,777)	(1,669,929)
Net Assets
Beginning of year	4,458,091	26,027,530	25,605,290	1,604,737	4,212,546	2,236,450	8,427,747	26,108,045	1,389,773	4,535,822	928,535	5,124,613	7,876,654	10,096,883

End of year	$3,535,455	$20,332,518	$23,957,240	$969,978	$4,233,665	$2,178,137	$7,054,565	$23,267,257	$1,017,009	$4,773,989	$899,473	$4,321,461	$5,732,877	$8,426,954

Changes in Units
Beginning units	5,488	15,522	21,021	1,677	12,133	4,237	8,379	14,471	1,648	7,062	2,258	3,310	4,842	7,121

Units purchased	369	328	522	67	403	403	166	334	16	705	295	28	55	48
Units sold	(1,565)	(3,739)	(5,834)	(870)	(2,776)	(1,067)	(2,389)	(3,684)	(493)	(1,342)	(751)	(620)	(1,344)	(1,316)

Ending units	4,292	12,111	15,709	874	9,760	3,573	6,156	11,121	1,171	6,425	1,802	2,718	3,553	5,853

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

				Dreyfus				Lehman
				Variable				Brothers
			DWS	Investment	Dreyfus			AMT				Van Eck
	DWS	DWS Variable	Variable	Fund —	Socially			Short	Neuberger		Van Eck	Worldwide	Van Eck
	Variable	Series I —	Series I —	Growth and	Responsible	Federated Fund	Federated	Duration	Berman AMT	Van Eck	Worldwide	Emerging	Worldwide
	Series I —	Growth &	International	Income	Growth	for U.S.	Capital	Bond	Partners	Worldwide	Hard Assets	Markets	Real Estate
	Bond VIP:	Income VIP:	VIP:	Portfolio:	Fund, Inc.:	Government	Income	Portfolio —	Portfolio	Bond Fund:	Fund:	Fund:	Portfolio:
	Class A	Class A	Class A	Initial Shares	Initial Shares	Securities II	Fund II	I Class	I Class	Initial Class	Initial Class	Initial Class	Initial Class

From Operations
Net investment income (loss)	$115,481	$(4,266)	$41,379	$(23,074)	$(27,618)	$91,342	$47,755	$4,987	$(4,048)	$85,328	$(28,056)	$(66,269)	$(5,519)
Net realized (loss) gain on investments	11,932	170,445	507,358	242,413	(141,570)	(33,848)	80,239	(5,345)	100,652	(55,564)	866,614	3,043,942	445,076
Net unrealized appreciation (depreciation) during the year	(34,965)	(155,174)	(95,567)	26,520	375,852	69,363	(95,092)	15,972	(59,281)	105,877	(62,851)	(862,116)	(393,520)

Net increase (decrease) in net assets from operations	92,448	11,005	453,170	245,859	206,664	126,857	32,902	15,614	37,323	135,641	775,707	2,115,557	46,037

From Variable Annuity Contract Transactions
Contractholders’ net premiums	22,043	38,678	—	42,549	48,442	31,271	8,471	11,860	20,986	2,040	3,714	18,601	2,531
Administrative charges	(2,817)	(3,523)	(3,151)	(3,987)	(4,681)	(2,623)	(1,069)	(565)	(633)	(5,030)	(3,579)	(20,241)	(5,825)
Surrenders and forfeitures	(792,825)	(702,958)	(934,864)	(920,337)	(846,670)	(1,493,501)	(225,216)	(167,536)	(145,372)	(300,248)	(495,337)	(1,999,557)	(493,241)
Transfers between portfolios and the Guaranteed Account	78,605	(1,828)	(73,570)	(100,679)	(30,092)	19,580	(25,087)	30,969	(4,305)	30,856	(247,324)	(677,682)	(295,668)
Net repayments (withdrawals) due to policy loans	450	(30)	(1,426)	—	47	211	(697)	(11)	(1)	(72)	88	2,223	232
Withdrawals due to death benefits	(7,163)	(114,431)	(79,464)	(114,698)	(39,236)	(34,337)	(13,855)	—	—	(14,946)	(43,109)	(80,607)	(127,372)

Net (decrease) increase in net assets derived from contract transactions	(701,707)	(784,092)	(1,092,475)	(1,097,152)	(872,190)	(1,479,399)	(257,453)	(125,283)	(129,325)	(287,400)	(785,547)	(2,757,263)	(919,343)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(30)	(1)	513	(19)	(333)	(27)	—	—	—	—	26	889	50

Total (decrease) increase in net assets	(609,289)	(773,088)	(638,792)	(851,312)	(665,859)	(1,352,569)	(224,551)	(109,669)	(92,002)	(151,759)	(9,814)	(640,817)	(873,256)
Net Assets
Beginning of year	3,766,201	3,336,165	3,923,041	3,962,760	3,545,300	3,830,495	1,317,324	549,996	494,750	1,798,346	2,201,060	7,187,192	2,743,373

End of year	$3,156,912	$2,563,077	$3,284,249	$3,111,448	$2,879,441	$2,477,926	$1,092,773	$440,327	$402,748	$1,646,587	$2,191,246	$6,546,375	$1,870,117

Changes in Units
Beginning units	4,534	3,250	3,939	3,564	3,504	4,765	1,666	799	692	2,352	1,784	6,787	2,112

Units purchased	235	72	1	55	57	227	65	63	59	428	234	455	235
Units sold	(1,071)	(825)	(1,024)	(1,003)	(885)	(2,055)	(386)	(245)	(232)	(792)	(781)	(2,699)	(903)

Ending units	3,698	2,497	2,916	2,616	2,676	2,937	1,345	617	519	1,988	1,237	4,543	1,444

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

					Alger
			Van Eck		American	MFS	MFS						Wells
	Van Eck	Van Eck	Worldwide	Van Eck	Small	Emerging	Investors	MFS New	MFS	PIMCO VIT	PIMCO VIT	Wells Fargo	Fargo VT
	Worldwide	Worldwide	Emerging	Worldwide	Capitalization	Growth	Trust	Discovery	Research	High Yield	Total Return	Advantage	Opportunity
	Bond	Hard Assets	Markets	Real Estate	Portfolio:	Series —	Series —	Series —	Series —	Portfolio:	Portfolio:	VT	Fund —
	Fund:	Fund:	Fund:	Portfolio:	Class O	Service	Service	Service	Service	Administrative	Administrative	Discovery	Investor
	Class R	Class R	Class R	Class R	Shares	Class	Class	Class	Class	Class	Class	Fund	Class

From Operations
Net investment income (loss)	$21,601	$(15,077)	$(16,560)	$(2,436)	$(19,799)	$(10,047)	$(5,926)	$(6,653)	$(4,381)	$117,057	$89,784	$(47,050)	$(22,014)
Net realized (loss) gain on investments	(9,717)	328,541	572,228	118,175	416,544	27,550	70,598	70,072	27,529	6,466	(9,449)	412,802	662,108
Net unrealized appreciation (depreciation) during the year	31,841	90,413	(19,999)	(98,190)	(178,230)	109,720	(182)	(57,150)	29,329	(78,225)	108,397	265,107	(493,926)

Net increase (decrease) in net assets from operations	43,725	403,877	535,669	17,549	218,515	127,223	64,490	6,269	52,477	45,298	188,732	630,859	146,168

From Variable Annuity Contract Transactions
Contractholders’ net premiums	12,457	28,823	60,446	32,170	35,334	600	—	29	—	(2,972)	—	43,012	18,276
Administrative charges	(424)	(860)	(1,576)	(816)	(1,725)	(2,847)	(4,178)	(3,082)	(2,765)	(10,210)	(10,992)	(7,217)	(11,196)
Surrenders and forfeitures	(163,717)	(646,274)	(584,210)	(279,144)	(527,604)	(59,807)	(82,227)	(71,521)	(65,816)	(246,410)	(280,115)	(745,761)	(471,931)
Transfers between portfolios and the Guaranteed Account	543,469	295,150	(229)	(168,408)	(87,235)	(36,024)	(25,509)	(4,207)	93,126	(71,432)	386,743	(267,424)	(77,355)
Net repayments (withdrawals) due to policy loans	(590)	247	434	92	233	—	—	—	—	—	2,152	—	37
Withdrawals due to death benefits	—	(8)	(8)	(6)	(12,162)	—	(62,205)	—	—	(57,418)	(79,446)	(22,275)	(14,690)

Net (decrease) increase in net assets derived from contract transactions	391,195	(322,922)	(525,143)	(416,112)	(593,159)	(98,078)	(174,119)	(78,781)	24,545	(388,442)	18,342	(999,665)	(556,859)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(68)	(127)	(73)	(281)	(1)	—	—	—	—	(1)	(1)	(287)	(73)

Total (decrease) increase in net assets	434,852	80,828	10,453	(398,844)	(374,645)	29,145	(109,629)	(72,512)	77,022	(343,145)	207,073	(369,093)	(410,764)
Net Assets
Beginning of year	487,040	1,367,690	1,702,116	937,435	1,493,304	690,499	795,418	495,644	469,599	2,287,613	2,573,796	3,464,673	2,887,281

End of year	$921,892	$1,448,518	$1,712,569	$538,591	$1,118,659	$719,644	$685,789	$423,133	$546,621	$1,944,468	$2,780,869	$3,095,580	$2,476,517

Changes in Units
Beginning units	868	1,195	1,509	948	2,128	2,470	1,614	1,060	1,123	3,264	3,665	10,388	4,589

Units purchased	944	360	267	290	270	24	51	41	285	136	966	548	208
Units sold	(294)	(672)	(657)	(691)	(1,021)	(337)	(385)	(205)	(233)	(684)	(938)	(3,247)	(1,055)

Ending units	1,518	883	1,119	547	1,377	2,157	1,280	896	1,175	2,716	3,693	7,689	3,742

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006

			Gartmore			Gartmore			Van	Gartmore	Gartmore
		Gartmore	GVIT	Gartmore	JP Morgan	GVIT Mid	Gartmore	Gartmore	Kampen	GVIT	GVIT	Gartmore	Gartmore
		GVIT	Money	GVIT	GVIT	Cap	GVIT	GVIT	GVIT	Small	Small Cap	GVIT S&P	GVIT
		Nationwide	Market	Government	Balanced	Growth	International	Growth	Comstock	Company	Value	500 Index	International
		Fund —	Fund —	Bond Fund	Fund	Fund —	Value Fund	Fund	Value —	Fund —	Fund —	Fund	Value Fund
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class III

From Operations
Net investment income (loss)	$1,399,735	$(29,921)	$485,675	$232,389	$66,077	$(178,911)	$69,480	$(67,350)	$21,513	$(108,344)	$(102,071)	$75,286	$11,604
Net realized (loss) gain on investments	22,871,946	(199,203)	—	(186,580)	151,311	1,407,242	1,777,865	494,539	1,148,405	(28,739)	1,670,288	2,048,689	189,167
Net unrealized appreciation (depreciation) during the year	12,300,324	1,319,947	—	94,086	494,233	(159,209)	148,254	(226,829)	(186,616)	973,759	16,809	2,286,997	126,980

Net increase (decrease) in net assets from operations	36,572,005	1,090,823	485,675	139,895	711,621	1,069,122	1,995,599	200,360	983,302	836,676	1,585,026	4,410,972	327,751

From Variable Annuity Contract Transactions
Contractholders’ net premiums	3,151,595	58,647	193,716	79,370	44,795	109,449	25,375	60,724	57,038	85,753	129,330	380,225	80,467
Administrative charges	(904,314)	(14,195)	(90,715)	(31,721)	(16,593)	(47,233)	(15,674)	(22,465)	(29,236)	(22,883)	(29,996)	(90,961)	(2,304)
Surrenders and forfeitures	(100,810,248)	(2,407,410)	(7,839,921)	(2,795,864)	(2,026,664)	(3,743,070)	(2,568,125)	(1,533,833)	(2,380,764)	(2,406,193)	(2,939,997)	(10,108,144)	(618,139)
Transfers between portfolios and the Guaranteed Account	(609,325)	36,642	1,999,642	(137,433)	(63,398)	309,231	56,709	(131,013)	(288,060)	(146,782)	(281,663)	(857,264)	673,945
Net repayments (withdrawals) due to policy loans	(75,311)	(649)	257	2,116	391	(9,245)	245	(4,319)	(2,175)	(3,326)	154	(2,301)	200
Withdrawals due to death benefits	(2,951,375)	(84,878)	(311,392)	(101,825)	(45,197)	(79,878)	(82,981)	(60,954)	(23,139)	(93,953)	(128,599)	(408,947)	—

Net (decrease) increase in net assets derived from contract transactions	(102,198,978)	(2,411,843)	(6,048,413)	(2,985,357)	(2,106,666)	(3,460,746)	(2,584,451)	(1,691,860)	(2,666,336)	(2,587,384)	(3,250,771)	(11,087,392)	134,169

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	—	—	—	—	—	—	—	—	—	—	—	—	4,201

Total (decrease) increase in net assets	(65,626,973)	(1,321,020)	(5,562,738)	(2,845,462)	(1,395,045)	(2,391,624)	(588,852)	(1,491,500)	(1,683,034)	(1,750,708)	(1,665,745)	(6,676,420)	466,121
Net Assets
Beginning of year	374,554,286	10,518,775	18,172,243	10,820,964	8,054,106	14,117,582	10,913,118	5,940,969	8,608,312	9,281,340	11,607,810	39,431,197	1,426,095

End of year	$308,927,313	$9,197,755	$12,609,505	$7,975,502	$6,659,061	$11,725,958	$10,324,266	$4,449,469	$6,925,278	$7,530,632	$9,942,065	$32,754,777	$1,892,216

Changes in Units
Beginning units	433,815	21,858	27,385	15,436	14,463	10,451	9,957	12,928	13,694	13,409	16,217	28,475	2,243

Units purchased	25,892	274	8,326	673	406	401	424	573	490	655	778	495	1,258
Units sold	(136,218)	(3,543)	(17,309)	(4,582)	(3,556)	(2,601)	(2,688)	(4,257)	(4,551)	(4,218)	(4,999)	(8,171)	(1,043)

Ending units	323,489	18,589	18,402	11,527	11,313	8,251	7,693	9,244	9,633	9,846	11,996	20,799	2,458

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

		Fidelity					Fidelity		Fidelity		Fidelity
	Fidelity	VIP	Fidelity	Fidelity	Fidelity	Fidelity	VIP II	Fidelity	VIP II	Fidelity	VIP III
	VIP High	Equity-	VIP	VIP	VIP	VIP	Asset	VIP II	Investment	VIP II	Growth	Premier	Premier	Premier
	Income	Income	Growth	Overseas	Growth	Overseas	Manager	Contrafund	Grade Bond	Contrafund	Opportunities	VIT —	VIT —	VIT —
	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	OpCap	OpCap	OpCap
	Initial	Initial	Initial	Initial	Service	Service	Initial	Initial	Initial	Service	Service	Equity	Small Cap	Managed
	Class	Class	Class	Class	Class 2	Class 2	Class	Class	Class	Class 2	Class 2	Portfolio	Portfolio	Portfolio

From Operations
Net investment income (loss)	$269,019	$533,438	$(280,366)	$(8,540)	$(54,555)	$(13,600)	$163,389	$(40,267)	$42,485	$(19,869)	$(9,153)	$(49,871)	$(111,025)	$55,868
Net realized (loss) gain on investments	175,752	4,356,116	(4,509,623)	117,400	22,864	246,415	(148,968)	4,242,753	(17,146)	871,834	94,526	503,717	749,702	1,597,901
Net unrealized appreciation (depreciation) during the year	(9,435)	(265,389)	6,243,021	126,690	249,564	106,319	527,330	(1,430,381)	14,380	(400,124)	(69,726)	239,476	902,923	(817,191)

Net increase (decrease) in net assets from operations	435,336	4,624,165	1,453,032	235,550	217,873	339,134	541,751	2,772,105	39,719	451,841	15,647	693,322	1,541,600	836,578

From Variable Annuity Contract Transactions
Contractholders’ net premiums	62,573	198,626	369,026	23,882	4,101	1,875	41,423	310,635	8,330	26	2,579	48,505	68,808	61,206
Administrative charges	(4,733)	(30,648)	(43,661)	(1,795)	(47,052)	(17,422)	(10,490)	(37,686)	(2,448)	(31,476)	(7,443)	(22,962)	(7,043)	(31,544)
Surrenders and forfeitures	(1,119,806)	(7,937,648)	(8,267,798)	(244,797)	(1,024,211)	(402,837)	(3,360,065)	(9,985,276)	(411,199)	(682,898)	(275,526)	(1,949,525)	(2,110,473)	(2,750,111)
Transfers between portfolios and the Guaranteed Account	(35,145)	(438,102)	(788,014)	167,195	(112,521)	26,510	(199,425)	136,319	78,135	(297,957)	(169,400)	(7,602)	591,919	(300,183)
Net repayments (withdrawals) due to policy loans	7,181	1,659	(12,713)	169	10	—	778	(29,896)	41	—	—	(8,982)	(13,997)	(9)
Withdrawals due to death benefits	(29,759)	(311,130)	(349,319)	(5,691)	(50,179)	(35,040)	(116,065)	(24,741)	—	(35,264)	—	(8,026)	(74,625)	(95,022)

Net (decrease) increase in net assets derived from contract transactions	(1,119,689)	(8,517,243)	(9,092,479)	(61,037)	(1,229,852)	(426,914)	(3,643,844)	(9,630,645)	(327,141)	(1,047,569)	(449,790)	(1,948,592)	(1,545,411)	(3,115,663)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total (decrease) increase in net assets	(684,353)	(3,893,078)	(7,639,447)	174,513	(1,011,979)	(87,780)	(3,102,093)	(6,858,540)	(287,422)	(595,728)	(434,143)	(1,255,270)	(3,811)	(2,279,085)
Net Assets
Beginning of year	5,142,444	29,920,608	33,244,737	1,430,224	5,224,525	2,324,230	11,529,840	32,966,585	1,677,195	5,131,550	1,362,678	6,379,883	7,880,465	12,375,968

End of year	$4,458,091	$26,027,530	$25,605,290	$1,604,737	$4,212,546	$2,236,450	$8,427,747	$26,108,045	$1,389,773	$4,535,822	$928,535	$5,124,613	$7,876,654	$10,096,883

Changes in Units
Beginning units	6,947	21,151	28,758	1,741	15,818	5,117	12,133	20,132	2,048	8,782	3,443	4,688	5,929	9,440

Units purchased	582	373	772	288	305	491	116	673	137	293	264	95	647	60
Units sold	(2,041)	(6,002)	(8,509)	(352)	(3,990)	(1,371)	(3,870)	(6,334)	(537)	(2,013)	(1,449)	(1,473)	(1,734)	(2,379)

Ending units	5,488	15,522	21,021	1,677	12,133	4,237	8,379	14,471	1,648	7,062	2,258	3,310	4,842	7,121

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

				Dreyfus				Neuberger
				Variable				Berman
		DWS Variable	DWS	Investment	Dreyfus			AMT				Van Eck
	DWS	Series I —	Variable	Fund —	Socially			Limited	Neuberger	Van Eck	Van Eck	Worldwide	Van Eck
	Variable	Growth &	Series I —	Growth and	Responsible	Federated Fund	Federated	Maturity	Berman AMT	Worldwide	Worldwide	Emerging	Worldwide
	Series I —	Income	International	Income	Growth	for U.S.	Capital	Bond	Partners	Bond	Hard Assets	Markets	Real Estate
	Bond VIP —	VIP —	VIP —	Portfolio:	Fund, Inc.:	Government	Income	Portfolio	Portfolio	Fund —	Fund —	Fund —	Fund —
	Class A	Class A	Class A	Initial Shares	Initial Shares	Securities II	Fund II	Class I	Class I	Initial Class	Initial Class	Initial Class	Initial Class

From Operations
Net investment income (loss)	$116,861	$(13,339)	$24,218	$(26,331)	$(50,335)	$168,385	$63,555	$9,612	$(3,543)	$152,498	$(30,053)	$(49,082)	$9,940
Net realized (loss) gain on investments	54,604	(26,890)	498,335	(165,194)	(488,673)	(132,473)	30,823	(6,865)	96,501	(41,849)	708,735	2,476,460	1,085,616
Net unrealized appreciation (depreciation) during the year	(45,285)	427,377	377,817	682,149	813,959	72,672	74,173	14,179	(41,835)	(20,325)	(205,572)	(164,943)	(401,163)

Net increase (decrease) in net assets from operations	126,180	387,148	900,370	490,624	274,951	108,584	168,551	16,926	51,123	90,324	473,110	2,262,435	694,393

From Variable Annuity Contract Transactions
Contractholders’ net premiums	33,569	43,571	—	69,255	7,562	76,454	10,422	18,652	8,236	1,652	6,434	23,500	7,388
Administrative charges	(4,440)	(4,268)	(4,054)	(5,419)	(6,384)	(4,450)	(1,558)	(946)	(751)	(8,217)	(8,356)	(21,777)	(11,304)
Surrenders and forfeitures	(1,544,968)	(1,018,426)	(1,283,083)	(1,330,091)	(930,596)	(2,438,173)	(299,459)	(236,561)	(112,798)	(627,835)	(784,756)	(1,951,641)	(710,548)
Transfers between portfolios and the Guaranteed Account	83,817	(72,071)	(92,178)	(25,460)	(155,639)	(110,881)	57,787	26,415	(10,821)	113,289	155,510	(357,270)	(6,713)
Net repayments (withdrawals) due to policy loans	(1,542)	(1,367)	(1,198)	—	(716)	(1,695)	—	53	60	1,528	25	3,425	385
Withdrawals due to death benefits	(34,094)	(13,796)	(34,855)	(21,330)	(6,944)	(58,770)	(10,491)	(472)	—	(2,941)	(11,997)	(96,021)	(13,594)

Net (decrease) increase in net assets derived from contract transactions	(1,467,658)	(1,066,357)	(1,415,368)	(1,313,045)	(1,092,717)	(2,537,515)	(243,299)	(192,859)	(116,074)	(522,524)	(643,140)	(2,399,784)	(734,386)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	—	—	—	—	—	—	—	—	—	—	—	(4,206)	—

Total (decrease) increase in net assets	(1,341,478)	(679,209)	(514,998)	(822,421)	(817,766)	(2,428,931)	(74,748)	(175,933)	(64,951)	(432,200)	(170,030)	(141,555)	(39,993)
Net Assets
Beginning of year	5,107,679	4,015,374	4,438,039	4,785,181	4,363,066	6,259,426	1,392,072	725,929	559,701	2,230,546	2,371,090	7,328,747	2,783,366

End of year	$3,766,201	$3,336,165	$3,923,041	$3,962,760	$3,545,300	$3,830,495	$1,317,324	$549,996	$494,750	$1,798,346	$2,201,060	$7,187,192	$2,743,373

Changes in Units
Beginning units	6,354	4,386	5,537	4,861	4,645	8,004	2,009	1,087	870	3,067	2,362	9,529	2,769

Units purchased	228	60	1	99	29	169	116	88	58	259	347	634	187
Units sold	(2,048)	(1,196)	(1,599)	(1,396)	(1,170)	(3,408)	(459)	(376)	(236)	(974)	(925)	(3,376)	(844)

Ending units	4,534	3,250	3,939	3,564	3,504	4,765	1,666	799	692	2,352	1,784	6,787	2,112

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

					Alger
			Van Eck		American	MFS	MFS
	Van Eck	Van Eck	Worldwide	Van Eck	Small	Emerging	Investors	MFS New	MFS	PIMCO VIT	PIMCO VIT	Wells Fargo
	Worldwide	Worldwide	Emerging	Worldwide	Capitalization	Growth	Trust	Discovery	Research	High Yield	Total Return	Advantage	Wells Fargo
	Bond	Hard Assets	Markets	Real Estate	Portfolio:	Series —	Series —	Series —	Series —	Portfolio —	Portfolio —	VT	VT
	Fund —	Fund —	Fund —	Fund —	Class O	Service	Service	Service	Service	Administrative	Administrative	Discovery	Opportunity
	Class R1	Class R1	Class R1	Class R1	Shares	Class	Class	Class	Class	Shares	Shares	Fund	Fund

From Operations
Net investment income (loss)	$36,304	$(19,356)	$(11,957)	$1,521	$(21,084)	$(10,300)	$(10,157)	$(7,495)	$(5,435)	$131,139	$88,091	$(50,558)	$(45,744)
Net realized (loss) gain on investments	(38,532)	300,862	366,134	256,920	27,020	6,042	33,594	30,996	1,704	34,414	12,211	202,747	772,477
Net unrealized appreciation (depreciation) during the year	32,973	(7,664)	141,467	(26,337)	251,369	40,568	61,616	33,760	37,490	7,858	(39,303)	285,854	(408,398)

Net increase (decrease) in net assets from operations	30,745	273,842	495,644	232,104	257,305	36,310	85,053	57,261	33,759	173,411	60,999	438,043	318,335

From Variable Annuity Contract Transactions
Contractholders’ net premiums	17,397	13,802	150,555	30,335	34,190	600	—	966	927	30,326	974	40,809	17,535
Administrative charges	(482)	(1,580)	(2,032)	(1,160)	(1,941)	(3,784)	(10,600)	(5,862)	(2,273)	(19,140)	(32,476)	(16,471)	(14,210)
Surrenders and forfeitures	(293,089)	(401,355)	(536,972)	(202,748)	(351,648)	(166,329)	(221,569)	(183,741)	(149,918)	(570,722)	(698,440)	(788,244)	(1,086,244)
Transfers between portfolios and the Guaranteed Account	180,982	258,079	173,729	39,201	(25,179)	(11,813)	(148,726)	15,694	(5,373)	(77,430)	(215,976)	(62,557)	(158,028)
Net repayments (withdrawals) due to policy loans	40	(585)	(1,945)	(1,244)	1,275	—	—	—	—	—	2,458	—	143
Withdrawals due to death benefits	—	—	—	—	(15,989)	—	—	—	—	3	(18,498)	(2,873)	(52,109)

Net (decrease) increase in net assets derived from contract transactions	(95,152)	(131,639)	(216,665)	(135,616)	(359,292)	(181,326)	(380,895)	(172,943)	(156,637)	(636,963)	(961,958)	(829,336)	(1,292,913)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	15	33	20	(63)	—	—	—	—	—	—	—	—	—

Total (decrease) increase in net assets	(64,392)	142,236	278,999	96,425	(101,987)	(145,016)	(295,842)	(115,682)	(122,878)	(463,552)	(900,959)	(391,293)	(974,578)
Net Assets
Beginning of year	551,432	1,225,454	1,423,117	841,010	1,595,291	835,515	1,091,260	611,326	592,477	2,751,165	3,474,755	3,855,966	3,861,859

End of year	$487,040	$1,367,690	$1,702,116	$937,435	$1,493,304	$690,499	$795,418	$495,644	$469,599	$2,287,613	$2,573,796	$3,464,673	$2,887,281

Changes in Units
Beginning units	1,031	1,314	1,736	1,097	2,691	3,178	2,468	1,462	1,546	4,227	5,071	13,075	6,796

Units purchased	400	529	730	275	98	174	46	119	46	242	269	728	112
Units sold	(563)	(648)	(957)	(424)	(661)	(882)	(900)	(521)	(469)	(1,205)	(1,675)	(3,415)	(2,319)

Ending units	868	1,195	1,509	948	2,128	2,470	1,614	1,060	1,123	3,264	3,665	10,388	4,589

See accompanying notes to financial statements

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements
December 31, 2007 and 2006
1. Organization
The Nationwide Provident VA Separate Account A (Separate Account) was established by Nationwide Life and Annuity Company of America or NLACA under the provisions of Pennsylvania law and commenced operations on April 14, 1992. NLACA is a wholly-owned subsidiary of Nationwide Life Insurance Company of America. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The Contracts are distributed through career agents, brokers and personal producing general agents.
NLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of fifty-two subaccounts:

Nationwide Variable Insurance Trust: (Formerly Gartmore Variable Insurance Trust)
(Nationwide NVIT formerly Gartmore GVIT — see below)
Nationwide NVIT Nationwide Fund — Class IV
Nationwide NVIT Money Market Fund — Class IV
Nationwide NVIT Government Bond Fund — Class IV
JP Morgan NVIT Balanced Fund — Class IV
Nationwide NVIT Mid Cap Growth Fund — Class IV
Nationwide NVIT International Value Fund Class IV
Nationwide NVIT Growth Fund — Class IV
Van Kampen NVIT Comstock Value Fund — Class IV
Nationwide Multi-Manager NVIT Small Company Fund — Class IV (Formerly Gartmore GVIT Small Company Fund — Class IV)
Nationwide Multi-Manager NVIT Small Cap Growth Fund — Class IV (Formerly Gartmore GVIT Small Cap Value Fund — Class IV)
Nationwide NVIT S&P 500 Index Fund — Class IV
Nationwide NVIT International Value Fund — Class III

Fidelity Variable Insurance Products Fund:
Fidelity VIP High Income Portfolio: Initial Class
Fidelity VIP Equity-Income Portfolio: Initial Class
Fidelity VIP Growth Portfolio: Initial Class
Fidelity VIP Overseas Portfolio: Initial Class
Fidelity VIP Growth Portfolio: Service Class 2
Fidelity VIP Overseas Portfolio: Service Class 2

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class
Fidelity VIP II Contrafund Portfolio: Initial Class
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class
Fidelity VIP II Contrafund Portfolio: Service Class 2

Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Growth Opportunities Portfolio: Service Class 2

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued
1. Organization, continued

Premier VIT:
Premier VIT — OpCap Equity Portfolio
Premier VIT — OpCap Small Cap Portfolio
Premier VIT — OpCap Managed Portfolio

DWS Variable Series I:
DWS Variable Series I — Bond VIP: Class A
DWS Variable Series I — Growth & Income VIP: Class A
DWS Variable Series I — International VIP: Class A

Dreyfus Variable Investment Fund:
Dreyfus Variable Investment Fund — Growth and Income Portfolio: Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

Federated Insurance Series:
Federated Fund for U.S. Government Securities II
Federated Capital Income Fund II

Lehman Brothers Advisers Management Trust:
(Formerly Neuberger Berman Advisers Management Trust)
Lehman Brothers AMT Short Duration Bond Portfolio — I Class
(Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio Class I)

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Partners Portfolio I Class

Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond Fund: Initial Class
Van Eck Worldwide Hard Assets Fund: Initial Class
Van Eck Worldwide Emerging Markets Fund: Initial Class
Van Eck Worldwide Real Estate Portfolio: Initial Class
Van Eck Worldwide Bond Fund: Class R
Van Eck Worldwide Hard Assets Fund: Class R
Van Eck Worldwide Emerging Markets Fund: Class R
Van Eck Worldwide Real Estate Portfolio: Class R

The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares

MFS Variable Insurance Trust:
MFS Emerging Growth Series — Service Class
MFS Investors Trust Series — Service Class
MFS New Discovery Series — Service Class
MFS Research Series — Service Class

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued
1. Organization, continued

PIMCO Variable Insurance Trust:
PIMCO VIT High Yield Portfolio: Administrative Class
PIMCO VIT Total Return Portfolio: Administrative Class

Wells Fargo Advantage Variable Trust Funds:
Wells Fargo Advantage VT Discovery Fund
Wells Fargo VT Opportunity Fund — Investor Class
The contractowner’s equity is affected by the investment results of each fund, equity transactions by contractowners and certain contract expenses (see note 5).
Net premiums from the Contracts are allocated to the subaccounts in accordance with contractowner instructions and are recorded as contractholders’ net premiums in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts. The Separate Account’s assets are the property of NLACA.
Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of NLACA’s general account.
A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.	Summary of Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

Investment Valuation:
The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2007. Transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

Realized Gains and Losses:
Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued

2.	Summary of Significant Accounting Policies, continued

Federal Income Taxes:
The operations of the Separate Account are included in the Federal income tax return of NLACA. Under the provisions of the Contracts, NLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. NLACA does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

Estimates:
The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncement:
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have material impact on the Accounts’ financial position or results of their operations upon adoption.

3.	Death Benefits
Death benefit proceeds result in a redemption of contract value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and contract charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by NLACA’s general account.

4.	Contract Loans
Contract provisions allow contractowners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.
At the time the loan is granted, the amount of the loan is transferred from the Separate Account to NLACA’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by NLACA’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

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Notes to Financial Statements — continued

5.	Expenses and Related Party Transactions

Deductions from Premiums
Deductions for premium taxes are made from the premiums by NLACA (0 – 4% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original contract documents for specific charges assessed.
There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 – 7 contract years (surrender charges ranges from 0 – 7% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 – 9 contract years following a premium payment (surrender charges ranges from 0 – 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges totaled $330,149 and $584,245 for the years ended December 31, 2007 and 2006, respectively. These charges are included with administrative charges in the statements of changes in net assets and are assessed against each policy by liquidating units.

Mortality and Expense Charges
In addition, to compensate for costs associated with administration of the contracts, NLACA deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.
The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the other variable annuity contracts. NLACA reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

Administrative Charges
An annual administrative fee of $0 – $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. Optional annual deductions for an additional death benefit riders may be made (0.25 – 0.4% of the contract account value). During any given contract year, the first four transfers by Market Street VIP contractowners and the first twelve transfers by other variable annuity contractowners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each contract by liquidating units.
The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractowner will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross

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Notes to Financial Statements — continued

5.	Expenses and Related Party Transactions, continued
premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.
State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option. For contracts with the Bonus Credit option, the Company contributed $568 and $3,198 to the account in the form of bonus credits to the contractowner accounts for the year ended December 31, 2007 and 2006, respectively. These amounts are included in net premiums received from contractholders.
Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. See product prospectus for specific subaccounts impacted. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations. These charges totaled $255 for the year ended December 31, 2007.
NLACA, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by NLACA (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay NLACA more than others. NLACA also may receive 12b-1 fees.

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Notes to Financial Statements — continued

6.	Financial Highlights
NLACA offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contractholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and contractholders’ equity for variable annuity contracts as of the period indicated, and net investment income ratio, policy expense ratio and total return for each period in the five year period ended December 31, 2007. The information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and highest contract expense rates. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented.

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Nationwide Variable Insurance Trust:
Nationwide NVIT Nationwide Fund — Class IV	15,661	$148.01 to $1,312.21	$7,984,853	1.04%	1.20% to 1.40%	6.67% to 6.89%
Nationwide NVIT Money Market Fund — Class IV	17,261	$74.53 to $708.11	$12,220,288	4.83%	1.20% to 1.40%	3.46% to 3.67%
Nationwide NVIT Government Bond Fund — Class IV	9,516	$101.56 to $850.95	$6,912,321	4.38%	1.20% to 1.40%	5.77% to 5.98%
JP Morgan NVIT Balanced Fund — Class IV	10,588	$133.41 to $1,083.18	$6,570,151	2.15%	1.20% to 1.40%	3.19% to 3.39%
Nationwide NVIT Mid Cap Growth Fund — Class IV	6,911	$206.02 to $1,972.88	$9,985,290	0.00%	1.20% to 1.40%	7.51% to 7.73%
Nationwide NVIT International Value Fund Class IV	6,217	$192.89 to $1,556.44	$8,523,245	2.10%	1.20% to 1.40%	1.46% to 1.66%
Nationwide NVIT Growth Fund — Class IV	6,581	$566.80	$3,730,105	0.18%	1.40%	17.89%
Van Kampen NVIT Comstock Value Fund — Class IV	7,868	$692.69	$5,450,113	1.71%	1.40%	-3.55%
Nationwide Multi-Manager NVIT Small Company Fund — Class IV	7,446	$769.96	$5,733,319	0.10%	1.40%	0.72%
Nationwide Multi-Manager NVIT Small Cap Growth Fund — Class IV	8,726	$760.37	$6,634,735	1.13%	1.40%	-8.23%
Nationwide NVIT S&P 500 Index Fund — Class IV	17,231	$1,631.92	$28,119,480	1.58%	1.40%	3.64%
Nationwide NVIT International Value Fund — Class III	2,146	$781.34	$1,676,940	2.06%	1.40%	1.49%

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Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity Variable Insurance Products Fund:
Fidelity VIP High Income Portfolio: Initial Class	4,292	$821.83	$3,527,090	7.66%	1.40%	1.35%
Fidelity VIP Equity-Income Portfolio: Initial Class	12,111	$1,678.33	$20,325,844	1.63%	1.40%	0.11%
Fidelity VIP Growth Portfolio: Initial Class	15,709	$1,524.78	$23,952,116	0.86%	1.40%	25.19%
Fidelity VIP Overseas Portfolio: Initial Class	874	$1,104.01	$964,742	3.01%	1.40%	15.67%
Fidelity VIP Growth Portfolio: Service Class 2	9,760	$433.19	$4,227,865	0.41%	1.40%	24.89%
Fidelity VIP Overseas Portfolio: Service Class 2	3,573	$607.37	$2,169,912	2.77%	1.40%	15.42%
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	6,156	$1,144.90	$7,048,361	6.14%	1.40%	13.89%
Fidelity VIP II Contrafund Portfolio: Initial Class	11,121	$2,091.69	$23,262,395	0.86%	1.40%	15.95%
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	1,171	$864.80	$1,012,416	4.77%	1.40%	2.89%
Fidelity VIP II Contrafund Portfolio: Service Class 2	6,425	$742.02	$4,767,315	0.73%	1.40%	15.66%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Growth Opportunities Portfolio: Service Class 2	1,802	$495.52	$892,961	0.00%	1.40%	21.19%
Premier VIT:
Premier VIT — OpCap Equity Portfolio	2,718	$1,586.70	$4,312,883	0.61%	1.40%	2.65%
Premier VIT — OpCap Small Cap Portfolio	3,553	$1,612.44	$5,728,394	0.00%	1.40%	-0.83%
Premier VIT — OpCap Managed Portfolio	5,853	$1,439.62	$8,417,609	2.21%	1.40%	1.61%
DWS Variable Series I:
DWS Variable Series I — Bond VIP: Class A	3,698	$851.41	$3,148,276	4.76%	1.40%	2.72%
DWS Variable Series I — Growth & Income VIP: Class A	2,497	$1,024.37	$2,558,176	1.27%	1.40%	-0.06%
DWS Variable Series I — International VIP: Class A	2,916	$1,122.98	$3,274,432	2.54%	1.40%	12.99%
Dreyfus Variable Investment Fund:
Dreyfus Variable Investment Fund — Growth and Income Portfolio: Initial Shares	2,616	$1,187.37	$3,105,929	0.76%	1.40%	6.93%

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Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares	2,676	$1,074.15	$2,874,760	0.55%	1.40%	6.28%
Federated Insurance Series:
Federated Fund for U.S. Government Securities II	2,937	$840.56	$2,468,907	4.65%	1.40%	4.80%
Federated Capital Income Fund II	1,345	$806.58	$1,084,576	5.26%	1.40%	2.58%
Lehman Brothers Advisers Management Trust:
Lehman Brothers AMT Short Duration Bond Portfolio — I Class	617	$703.94	$434,415	2.45%	1.40%	3.31%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Partners Portfolio I Class	519	$758.69	$393,988	0.56%	1.40%	7.81%
Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond Fund: Initial Class	1,988	$822.11	$1,634,402	6.38%	1.40%	8.18%
Van Eck Worldwide Hard Assets Fund: Initial Class	1,237	$1,762.40	$2,179,990	0.13%	1.40%	43.33%
Van Eck Worldwide Emerging Markets Fund: Initial Class	4,543	$1,430.89	$6,500,272	0.45%	1.40%	35.69%
Van Eck Worldwide Real Estate Portfolio: Initial Class	1,444	$1,286.30	$1,856,851	1.19%	1.40%	-0.52%
Van Eck Worldwide Bond Fund: Class R	1,518	$607.48	$921,892	4.96%	1.40%	8.28%
Van Eck Worldwide Hard Assets Fund: Class R	883	$1,640.33	$1,448,518	0.15%	1.40%	43.30%
Van Eck Worldwide Emerging Markets Fund: Class R	1,119	$1,530.39	$1,712,569	0.47%	1.40%	35.64%
Van Eck Worldwide Real Estate Portfolio: Class R	547	$984.35	$538,591	1.17%	1.40%	-0.46%
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	1,377	$808.78	$1,113,579	0.00%	1.40%	15.60%
MFS Variable Insurance Trust:
MFS Emerging Growth Series — Service Class	2,157	$330.32	$712,344	0.00%	1.40%	19.19%
MFS Investors Trust Series — Service Class	1,280	$530.51	$678,995	0.60%	1.40%	8.49%
MFS New Discovery Series — Service Class	896	$466.70	$418,241	0.00%	1.40%	0.82%
MFS Research Series — Service Class	1,175	$459.42	$539,722	0.47%	1.40%	11.35%

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Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

PIMCO Variable Insurance Trust:
PIMCO VIT High Yield Portfolio: Administrative Class	2,716	$712.45	$1,935,037	6.99%	1.40%	2.06%
PIMCO VIT Total Return Portfolio: Administrative Class	3,693	$750.34	$2,770,947	4.78%	1.40%	7.21%
Wells Fargo Advantage Variable Trust Funds:
Wells Fargo Advantage VT Discovery Fund	7,689	$401.54	$3,087,487	0.00%	1.40%	20.61%
Wells Fargo VT Opportunity Fund — Investor Class	3,742	$660.39	$2,471,112	0.62%	1.40%	5.14%

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Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund — Class IV	18,589	$138.48 to $1,230.14	$9,193,951	1.06%	1.20% to 1.40%	12.05% to 12.28%
Gartmore GVIT Money Market Fund — Class IV	18,402	$71.89 to $684.44	$12,592,808	4.62%	1.20% to 1.40%	3.21% to 3.42%
Gartmore GVIT Government Bond Fund Class IV	11,527	$95.83 to $804.57	$7,966,565	4.00%	1.20% to 1.40%	1.91% to 2.11%
JP Morgan GVIT Balanced Fund Class IV	11,313	$129.03 to $1,049.73	$6,651,438	2.31%	1.20% to 1.40%	10.74% to 10.97%
Gartmore GVIT Mid Cap Growth Fund — Class IV	8,251	$191.24 to $1,835.03	$11,724,216	0.00%	1.20% to 1.40%	8.41% to 8.63%
Gartmore GVIT International Value Fund Class IV	7,693	$189.74 to $1,534.07	$10,321,843	2.06%	1.20% to 1.40%	21.04% to 21.28%
Gartmore GVIT Growth Fund Class IV	9,244	$480.81	$4,444,871	0.05%	1.40%	4.70%
Van Kampen GVIT Comstock Value — Class IV	9,633	$718.21	$6,918,666	1.70%	1.40%	14.33%
Gartmore GVIT Small Company Fund — Class IV	9,846	$764.42	$7,526,255	0.10%	1.40%	10.49%
Gartmore GVIT Small Cap Value Fund — Class IV	11,996	$828.52	$9,939,013	0.44%	1.40%	15.78%
Gartmore GVIT S&P 500 Index Fund Class IV	20,799	$1,574.59	$32,749,328	1.62%	1.40%	13.72%
Gartmore GVIT International Value Fund Class III	2,458	$769.85	$1,892,216	2.05%	1.40%	21.04%
Fidelity Variable Insurance Products Fund:
Fidelity VIP High Income Portfolio: Initial Class	5,488	$810.89	$4,450,226	7.08%	1.40%	9.69%
Fidelity VIP Equity-Income Portfolio: Initial Class	15,522	$1,676.46	$26,022,523	3.34%	1.40%	18.53%
Fidelity VIP Growth Portfolio: Initial Class	21,021	$1,217.97	$25,602,408	0.44%	1.40%	5.37%
Fidelity VIP Overseas Portfolio: Initial Class	1,677	$954.43	$1,600,790	0.83%	1.40%	16.44%
Fidelity VIP Growth Portfolio: Service Class 2	12,133	$346.85	$4,208,243	0.19%	1.40%	5.09%
Fidelity VIP Overseas Portfolio: Service Class 2	4,237	$526.24	$2,229,566	0.76%	1.40%	16.14%

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	8,379	$1,005.27	$8,422,895	3.10%	1.40%	5.83%
Fidelity VIP II Contrafund Portfolio: Initial Class	14,471	$1,803.97	$26,105,375	1.27%	1.40%	10.17%
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	1,648	$840.52	$1,385,546	4.27%	1.40%	2.90%
Fidelity VIP II Contrafund Portfolio: Service Class 2	7,062	$641.53	$4,530,447	0.98%	1.40%	9.89%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Growth Opportunities Portfolio: Service Class 2	2,258	$408.89	$923,299	0.56%	1.40%	3.66%
Premier VIT:
Premier VIT — OpCap Equity Portfolio	3,310	$1,545.67	$5,116,712	0.50%	1.40%	13.68%
Premier VIT — OpCap Small Cap Portfolio	4,842	$1,625.95	$7,872,674	0.00%	1.40%	22.36%
Premier VIT — OpCap Managed Portfolio	7,121	$1,416.79	$10,088,489	1.91%	1.40%	8.13%
DWS Variable Series I:
DWS Variable Series I — Bond VIP — Class A	4,534	$828.86	$3,758,144	4.07%	1.40%	3.26%
DWS Variable Series I — Growth & Income VIP — Class A	3,250	$1,024.98	$3,331,536	1.03%	1.40%	12.05%
DWS Variable Series I — International VIP — Class A	3,939	$993.92	$3,914,734	1.97%	1.40%	24.17%
Dreyfus Variable Investment Fund:
Dreyfus Variable Investment Fund — Growth and Income Portfolio: Initial Shares	3,564	$1,110.42	$3,957,902	0.78%	1.40%	12.92%
Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares	3,504	$1,010.69	$3,541,176	0.11%	1.40%	7.69%
Federated Insurance Series:
Federated Fund for U.S. Government Securities II	4,765	$802.06	$3,822,232	4.83%	1.40%	2.69%
Federated Capital Income Fund II	1,666	$786.27	$1,309,531	6.28%	1.40%	14.04%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	799	$681.41	$544,392	2.95%	1.40%	2.76%
Neuberger Berman AMT Partners Portfolio Class I	692	$703.75	$486,769	0.67%	1.40%	10.68%

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond Fund — Initial Class	2,352	$759.96	$1,787,138	9.46%	1.40%	5.00%
Van Eck Worldwide Hard Assets Fund — Initial Class	1,784	$1,229.65	$2,193,476	0.08%	1.40%	22.77%
Van Eck Worldwide Emerging Markets Fund — Initial Class	6,787	$1,054.51	$7,156,733	0.68%	1.40%	37.56%
Van Eck Worldwide Real Estate Fund — Initial Class	2,112	$1,293.03	$2,730,416	1.75%	1.40%	29.10%
Van Eck Worldwide Bond Fund — Class R1	868	$561.00	$487,040	8.15%	1.40%	4.92%
Van Eck Worldwide Hard Assets Fund — Class R1	1,195	$1,144.70	$1,367,690	0.06%	1.40%	22.81%
Van Eck Worldwide Emerging Markets Fund — Class R1	1,509	$1,128.23	$1,702,116	0.63%	1.40%	37.60%
Van Eck Worldwide Real Estate Fund — Class R1	948	$988.89	$937,435	1.55%	1.40%	29.00%
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	2,128	$699.62	$1,488,664	0.00%	1.40%	18.35%
MFS Variable Insurance Trust:
MFS Emerging Growth Series — Service Class	2,470	$277.15	$684,511	0.00%	1.40%	6.12%
MFS Investors Trust Series — Service Class	1,614	$488.97	$789,294	0.29%	1.40%	11.13%
MFS New Discovery Series — Service Class	1,060	$462.90	$490,898	0.00%	1.40%	11.36%
MFS Research Series — Service Class	1,123	$412.59	$463,528	0.35%	1.40%	8.67%
PIMCO Variable Insurance Trust:
PIMCO VIT High Yield Portfolio — Administrative Shares	3,264	$698.06	$2,278,596	6.93%	1.40%	7.55%
PIMCO VIT Total Return Portfolio — Administrative Shares	3,665	$699.87	$2,565,043	4.44%	1.40%	2.4%
Wells Fargo Advantage Variable Trust Funds:
Wells Fargo Advantage VT Discovery Fund	10,388	$332.92	$3,458,271	0.00%	1.40%	13.05%
Wells Fargo VT Opportunity Fund	4,589	$628.09	$2,882,385	0.00%	1.40%	10.66%

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued

6.	Financial Highlights, continued
________________________________________________________________________________

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	21,858	$123.34 to $1,097.81	$10,515,493	0.89%	1.20% to 1.40%	5.95% to 6.16%
Gartmore GVIT Money Market Fund Class IV	27,385	$69.51 to $663.15	$18,158,136	2.78%	1.20% to 1.40%	1.39% to 1.59%
Gartmore GVIT Government Bond Fund Class IV	15,436	$93.85 to $789.52	$10,812,403	3.64%	1.20% to 1.40%	1.74% to 1.95%
JP Morgan GVIT Balanced Fund Class IV	14,463	$116.28 to $947.88	$8,047,406	2.03%	1.20% to 1.40%	1.20% to 1.40%
Gartmore GVIT Mid Cap Growth Fund Class IV	10,451	$176.06 to $1,692.69	$14,116,159	0.00%	1.20% to 1.40%	8.30% to 8.51%
Dreyfus GVIT International Value Fund Class IV	9,957	$156.45 to $1,267.44	$10,911,015	1.25%	1.20% to 1.40%	10.42% to 10.64%
Gartmore GVIT Growth Fund Class IV	12,928	$459.24	$5,937,460	0.09%	1.40%	5.03%
Van Kampen GVIT Comstock Value — Class IV	13,694	$628.19	$8,602,707	1.62%	1.40%	2.91%
Gartmore GVIT Small Company Fund Class IV	13,409	$691.85	$9,277,536	0.00%	1.40%	10.76%
Gartmore GVIT Small Cap Value Fund Class IV	16,217	$715.62	$11,605,373	0.06%	1.40%	1.64%
Gartmore GVIT Equity 500 Index Fund Class IV	28,475	$1,384.58	$39,425,872	1.57%	1.40%	3.30%
Dreyfus GVIT International Value Fund Class III	2,243	$636.01	$1,426,094	1.41%	1.40%	10.50%
Fidelity Variable Insurance Products Fund:
Fidelity VIP High Income Portfolio Initial Class	6,947	$739.22	$5,135,375	14.99%	1.40%	1.28%
Fidelity VIP Equity-Income Portfolio Initial Class	21,151	$1,414.41	$29,916,678	1.80%	1.40%	4.40%
Fidelity VIP Growth Portfolio Initial Class	28,758	$1,155.92	$33,242,262	0.55%	1.40%	4.33%
Fidelity VIP Overseas Portfolio Initial Class	1,741	$819.66	$1,427,344	0.75%	1.40%	17.40%
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	12,133	$949.90	$11,525,436	3.01%	1.40%	2.60%
Fidelity VIP II Contrafund Portfolio Initial Class	20,132	$1,637.48	$32,964,321	0.31%	1.40%	15.32%
Fidelity VIP II Investment Grade Bond Portfolio Initial Class	2,048	$816.81	$1,673,235	4.21%	1.40%	0.77%

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Growth Portfolio Service Class 2	15,818	$330.04	$5,220,550	0.29%	1.40%	4.04%
Fidelity VIP III Overseas Portfolio Service Class 2	5,117	$453.11	$2,318,398	0.51%	1.40%	17.14%
Fidelity VIP III Contrafund Portfolio Service Class 2	8,782	$583.81	$5,126,752	0.13%	1.40%	15.03%
Fidelity VIP III Growth Opportunities Portfolio Service Class 2	3,443	$394.45	$1,357,719	0.65%	1.40%	7.17%
Premier VIT:
Premier VIT OpCap Equity Portfolio	4,688	$1,359.65	$6,373,103	0.45%	1.40%	5.56%
Premier VIT OpCap Small Cap Portfolio	5,929	$1,328.78	$7,877,386	0.00%	1.40%	-1.33%
Premier VIT OpCap Managed Portfolio	9,440	$1,310.24	$12,368,455	1.26%	1.40%	3.82%
Scudder Variable Series I:
Scudder Bond Portfolio Class A	6,354	$802.66	$5,100,016	3.87%	1.40%	1.18%
Scudder Growth and Income Portfolio Class A	4,386	$914.74	$4,011,349	1.40%	1.40%	4.60%
Scudder International Portfolio Class A	5,537	$800.48	$4,431,482	1.71%	1.40%	14.56%
Dreyfus Variable Investment Fund:
Dreyfus Growth and Income Portfolio Initial Shares	4,861	$983.32	$4,780,987	1.33%	1.40%	1.92%
Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Initial Shares	4,645	$938.54	$4,359,331	0.00%	1.40%	2.18%
Federated Insurance Series:
Federated Fund for U.S. Government Securities II	8,004	$781.02	$6,251,162	5.28%	1.40%	0.61%
Federated Capital Income Fund II Primary Shares	2,009	$689.47	$1,385,338	5.77%	1.40%	4.81%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	1,087	$663.13	$720,570	2.64%	1.40%	0.04%
Neuberger Berman AMT Partners Portfolio Class I	870	$635.81	$552,594	0.89%	1.40%	16.41%
Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond Fund Initial Class	3,067	$723.74	$2,219,905	7.96%	1.40%	-4.38%
Van Eck Worldwide Hard Assets Fund Initial Class	2,362	$1,001.61	$2,365,011	0.57%	1.40%	49.57%
Van Eck Worldwide Emerging Markets Fund Initial Class	9,529	$766.59	$7,305,625	0.85%	1.40%	30.17%

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Eck Worldwide Real Estate Fund Initial Class	2,769	$1,001.55	$2,773,479	2.18%	1.40%	19.33%
Van Eck Worldwide Bond Fund Class R	1,031	$534.69	$551,432	6.19%	1.40%	-4.46%
Van Eck Worldwide Hard Assets Fund Class R	1,314	$932.09	$1,225,454	0.14%	1.40%	49.52%
Van Eck Worldwide Emerging Markets Fund Class R	1,736	$819.93	$1,423,117	0.67%	1.40%	30.04%
Van Eck Worldwide Real Estate Fund Class R	1,097	$766.60	$841,010	1.71%	1.40%	19.34%
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	2,691	$591.13	$1,591,444	0.00%	1.40%	15.26%
MFS Variable Insurance Trust:
MFS Emerging Growth Series Service Class	3,178	$261.17	$829,961	0.00%	1.40%	7.41%
MFS Investors Trust Series Service Class	2,468	$440.00	$1,085,840	0.31%	1.40%	5.54%
MFS New Discovery Series Service Class	1,462	$415.66	$607,136	0.00%	1.40%	3.58%
MFS Research Series Service Class	1,546	$379.67	$586,975	0.30%	1.40%	6.08%
PIMCO Variable Insurance Trust:
PIMCO High Yield Bond Portfolio	4,227	$649.05	$2,743,421	6.56%	1.40%	2.66%
PIMCO Total Return Bond Portfolio	5,071	$683.48	$3,466,233	3.39%	1.40%	1.00%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	—	$256.77	—	0.00%	1.40%	-5.75%	(c)
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage Discovery Fund VT	13,075	$294.47	$3,850,440	0.00%	1.40%	14.68%	(c)
Wells Fargo Opportunity Fund VT	6,796	$567.57	$3,857,518	0.00%	1.40%	6.39%	(d)

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued

6.	Financial Highlights, continued
________________________________________________________________________________

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	26,429	$116.18 to $1,036.15	12,943,678	1.25%	1.20% to 1.40%	8.23% to 8.44%
Gartmore GVIT Money Market Fund Class IV	40,191	$68.42 to $654.07	26,278,306	0.90%	1.20% to 1.40%	-0.48% to -0.28%
Gartmore GVIT Government Bond Fund Class IV	19,406	$92.06 to $775.98	13,106,471	5.52%	1.20% to 1.40%	1.83% to 2.03%
JP Morgan GVIT Balanced Fund Class IV	17,381	$114.67 to $936.65	10,066,236	1.98%	1.20% to 1.40%	7.03% to 7.25%
Gartmore GVIT Mid Cap Growth Fund Class IV	12,296	$162.24 to $1,563.01	15,717,989	0.00%	1.20% to 1.40%	13.73% to 13.96%
Dreyfus GVIT International Value Fund Class IV	12,282	$141.40 to $1,147.85	12,231,860	2.27%	1.20% to 1.40%	18.37% to 18.61%
Gartmore GVIT Growth Fund Class IV	16,486	$437.26	7,208,841	0.32%	1.40%	6.66%
Comstock GVIT Value Fund Class IV	17,228	$610.41	10,516,209	1.28%	1.40%	15.79%
Gartmore GVIT Small Company Fund Class IV	16,849	$624.64	10,524,514	0.00%	1.40%	17.37%
Gartmore GVIT Small Cap Value Fund Class IV	21,106	$704.07	14,860,219	0.00%	1.40%	15.67%
Gartmore GVIT Equity 500 Index Fund Class IV	38,358	$1,340.39	51,414,576	2.72%	1.40%	9.05%
Dreyfus GVIT International Value Fund Class III	1,799	$575.57	1,035,219	0.74%	1.40%	15.11%	(b)
Fidelity Variable Insurance Products Fund:
Fidelity VIP High Income Portfolio Initial Class	8,746	$729.90	6,383,326	9.56%	1.40%	8.07%
Fidelity VIP Equity-Income Portfolio Initial Class	27,624	$1,354.82	37,425,133	1.68%	1.40%	9.98%
Fidelity VIP Growth Portfolio Initial Class	37,914	$1,107.92	42,005,855	0.29%	1.40%	1.94%
Fidelity VIP Overseas Portfolio Initial Class	2,287	$698.20	1,597,166	1.25%	1.40%	12.06%
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	17,157	$925.81	15,884,527	2.97%	1.40%	4.00%
Fidelity VIP II Contrafund Portfolio Initial Class	25,374	$1,419.98	36,030,579	0.36%	1.40%	13.87%
Fidelity VIP II Investment Grade Bond Portfolio Initial Class	3,055	$810.53	2,476,290	4.60%	1.40%	3.00%

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Growth Portfolio Service Class 2	18,494	$317.22	5,866,651	0.14%	1.40%	1.69%
Fidelity VIP III Overseas Portfolio Service Class 2	5,267	$386.82	2,037,282	1.04%	1.40%	11.74%
Fidelity VIP III Contrafund Portfolio Service Class 2	10,012	$507.53	5,081,165	0.21%	1.40%	13.56%
Fidelity VIP III Growth Opportunities Portfolio Service Class 2	3,048	$368.06	1,121,967	0.34%	1.40%	5.40%
PIMCO Advisors VIT:
PIMCO OpCap Equity Portfolio	6,028	$1,288.04	7,764,035	1.08%	1.40%	10.37%
PIMCO OpCap Small Cap Portfolio	7,505	$1,346.69	10,106,039	0.05%	1.40%	16.24%
PIMCO OpCap Managed Portfolio	12,091	$1,262.02	15,259,688	1.63%	1.40%	9.23%
Scudder Variable Series I:
Scudder Bond Portfolio Class A	9,123	$793.30	7,237,469	4.06%	1.40%	3.92%
Scudder Growth and Income Portfolio Class A	6,197	$874.54	5,419,066	0.80%	1.40%	8.63%
Scudder International Portfolio Class A	7,467	$698.76	5,217,759	1.45%	1.40%	14.91%
Dreyfus Variable Investment Fund:
Dreyfus Growth and Income Portfolio Initial Shares	6,296	$964.81	6,074,856	1.21%	1.40%	5.97%
Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Initial Shares	6,227	$918.53	5,720,048	0.36%	1.40%	4.73%
Federated Insurance Series:
Federated Fund for U.S. Government Securities II	13,549	$776.26	10,517,779	4.96%	1.40%	2.17%
Federated Capital Income Fund II Primary Shares	2,942	$657.83	1,935,735	4.76%	1.40%	8.39%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	1,737	$662.88	1,151,447	3.49%	1.40%	-0.62%
Neuberger Berman AMT Partners Portfolio Class I	802	$546.18	437,807	0.01%	1.40%	17.32%

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond Fund Initial Class	4,056	$756.87	3,070,207	9.63%	1.40%	7.63%
Van Eck Worldwide Hard Assets Fund Initial Class	5,086	$669.66	3,405,795	0.39%	1.40%	22.50%
Van Eck Worldwide Emerging Markets Fund Initial Class	12,365	$588.92	7,282,123	0.60%	1.40%	24.14%
Van Eck Worldwide Real Estate Fund Initial Class	3,234	$839.30	2,714,316	1.42%	1.40%	34.32%
Van Eck Worldwide Bond Fund Class R	804	$559.63	449,835	0.00%	1.40%	11.93%	(b)
Van Eck Worldwide Hard Assets Fund Class R	343	$623.40	213,928	0.00%	1.40%	24.68%	(b)
Van Eck Worldwide Emerging Markets Fund Class R	1,432	$630.54	902,888	0.00%	1.40%	26.11%	(b)
Van Eck Worldwide Real Estate Fund Class R	852	$642.38	547,338	0.00%	1.40%	28.48%	(b)
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	4,017	$512.86	2,060,198	0.00%	1.40%	14.95%
MFS Variable Insurance Trust:
MFS Emerging Growth Series Service Class	4,462	$243.14	1,084,954	0.00%	1.40%	11.15%
MFS Investors Trust Series Service Class	2,966	$416.90	1,236,727	0.43%	1.40%	9.58%
MFS New Discovery Series Service Class	1,695	$401.31	680,236	0.00%	1.40%	4.73%
MFS Research Series Service Class	1,532	$357.91	548,341	0.97%	1.40%	13.96%
PIMCO Variable Insurance Trust:
PIMCO High Yield Bond Portfolio	4,197	$632.24	2,653,337	7.18%	1.40%	7.99%
PIMCO Total Return Bond Portfolio	5,489	$676.74	3,714,521	1.89%	1.40%	3.41%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	14,443	$272.44	3,934,937	0.00%	1.40%	17.50%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II Investor Class	7,979	$533.48	4,256,717	0.00%	1.40%	16.58%

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund	32,580	$107.13 to $957.39	$15,604,677	1.21%	1.20% to 1.40%	25.70% to 25.95%	(a)
Gartmore GVIT Money Market Fund	55,908	$68.61 to $657.21	$36,733,806	0.76%	1.20% to 1.40%	-0.67% to - 0.47%	(a)
Gartmore GVIT Government Bond Fund (Class IV)	24,101	$90.23 to $762.04	$16,235,739	8.02%	1.20% to 1.40%	1.74% to 1.95%	(a)
JP Morgan GVIT Balanced Fund	19,971	$106.92 to $875.09	$11,409,994	4.38%	1.20% to 1.40%	16.72% to 16.96%	(a)
Gartmore GVIT Mid Cap Growth Fund	15,290	$142.38 to $1,374.35	$17,910,592	0.00%	1.20% to 1.40%	36.88% to 37.16%	(a)
Dreyfus GVIT International Value Fund	15,513	$119.22 to $969.72	$12,958,839	2.53%	1.20% to 1.40%	36.59% to 36.87%	(a)
Gartmore GVIT Growth Fund	19,498	$409.97	$7,993,542	0.03%	1.40%	29.88%	(a)
Comstock GVIT Value Fund	22,805	$527.19	$12,022,576	1.48%	1.40%	29.64%	(a)
Gartmore GVIT Small Company Fund	21,340	$532.20	$11,357,009	0.00%	1.40%	43.03%	(a)
Gartmore GVIT Small Cap Value Fund	25,045	$608.69	$15,244,713	0.00%	1.40%	48.67%	(a)
Gartmore GVIT Equity 500 Index Fund	47,478	$1,229.14	$58,356,508	1.98%	1.40%	26.55%	(a)
Fidelity Variable Insurance Product Funds (Initial Class):
High Income Portfolio	12,347	$675.40	$8,339,237	7.84%	1.40%	25.50%
Equity-Income Portfolio	35,501	$1,231.89	$43,733,097	1.98%	1.40%	28.52%
Growth Portfolio	48,270	$1,086.82	$52,460,617	0.29%	1.40%	31.00%
Overseas Portfolio	2,776	$623.08	$1,729,682	0.53%	1.40%	41.38%
Asset Manager Portfolio	21,836	$890.18	$19,437,798	3.73%	1.40%	16.34%
Contrafund Portfolio	31,165	$1,247.00	$38,862,550	0.50%	1.40%	26.68%
Investment Grade Bond Portfolio	4,173	$786.90	$3,283,624	4.25%	1.40%	3.74%
PIMCO Advisors VIT:
OpCap Equity Portfolio	8,069	$1,167.00	$9,416,467	1.50%	1.40%	26.79%
OpCap Small Cap Portfolio	8,974	$1,158.51	$10,396,100	0.05%	1.40%	40.67%
OpCap Managed Portfolio	16,217	$1,155.41	$18,737,520	1.93%	1.40%	20.06%
Scudder Variable Series I:
Bond Portfolio	11,691	$763.41	$8,925,341	4.23%	1.40%	3.60%
Growth and Income Portfolio	8,031	$805.07	$6,465,478	1.08%	1.40%	24.98%
International Portfolio	12,046	$608.08	$7,325,050	0.82%	1.40%	25.98%
Dreyfus Variable Investment Fund:
Growth and Income Portfolio	7,826	$910.42	$7,125,304	0.82%	1.40%	24.81%
Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth Portfolio	8,013	$877.01	$7,027,843	0.11%	1.40%	24.25%

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Federated Insurance Series:
Fund for U.S. Government Securities II Portfolio	20,443	$759.78	$15,532,435	4.21%	1.40%	0.94%
Capital Income Fund II Portfolio	4,442	$606.88	$2,695,847	6.80%	1.40%	19.00%
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	1,811	$667.03	$1,207,987	4.38%	1.40%	1.00%
Partners Portfolio	1,111	$465.54	$517,064	0.00%	1.40%	33.21%
Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond Portfolio	5,945	$703.19	$4,180,555	1.69%	1.40%	16.52%
Van Eck Worldwide Hard Assets Portfolio	5,592	$547.76	$3,062,844	0.30%	1.40%	43.06%
Van Eck Worldwide Emerging Markets Portfolio	15,086	$474.40	$7,156,627	0.14%	1.40%	52.05%
Van Eck Worldwide Real Estate Portfolio	3,365	$624.86	$2,102,339	2.37%	1.40%	32.63%
Alger American Fund:
Alger American Small Capitalization Portfolio	4,985	$446.16	$2,224,025	0.00%	1.40%	40.37%
MFS Variable Insurance Trust:
MFS Emerging Growth Series	5,500	$218.75	$1,203,000	0.00%	1.40%	28.13%
MFS Investors Trust Series	3,182	$380.45	$1,210,574	0.47%	1.40%	20.14%
MFS New Discovery Series	2,060	$383.18	$789,488	0.00%	1.40%	31.58%
MFS Research Series	1,835	$314.06	$576,348	0.41%	1.40%	22.64%
PIMCO Variable Insurance Trust:
PIMCO High Yield Bond Portfolio	20,867	$585.44	$12,216,212	7.31%	1.40%	21.13%
PIMCO Total Return Bond Portfolio	6,574	$654.41	$4,301,754	2.93%	1.40%	3.57%
Variable Insurance Products Fund III:
VIP III Growth Portfolio	21,324	$311.96	$6,652,070	0.12%	1.40%	30.70%
VIP III Overseas Portfolio	5,430	$346.18	$1,879,642	0.53%	1.40%	41.05%
VIP III Contrafund Portfolio	9,803	$446.93	$4,381,079	0.31%	1.40%	26.42%
VIP III Growth Opportunities Portfolio	3,101	$349.18	$1,082,974	0.47%	1.40%	27.61%

The Nationwide Provident VA Separate Account A

of Nationwide Life and Annuity Company of America

Notes to Financial Statements — continued

6.	Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Contractowners’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II	18,298	$231.87	$4,242,717	0.00%	1.40%	32.35%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II	8,074	$457.62	$3,694,939	0.08%	1.40%	35.10%

*	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values on redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

**	These ratios represent the range of annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

***	These ratios represent the range of minimum and maximum total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)	Note that these funds were added during the year and the total returns are not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate is representative of all units issued and outstanding at period end.

(b)	Effective following the close of business on April 25,2003, the Market Street Fund merged with and into the Gartmore Variable Insurance Trust. Subaccount performance prior to the close of business on April 25, 2003 reflects performance for the corresponding Market Street Fund.

(c)	Effective the close of business on April 8, 2005, Strong Variable Insurance Funds Inc merged with Wells Fargo Advantage Variable Trust Funds. As a result of the merger at the close of business on April 8, 2005, this fund replaced the corresponding Strong Variable Insurance Fund (See Note 1). Performance for the funds are reported separately.

(d)	Effective the close of business on April 8, 2005, Strong Opportunity Fund II, Inc merged with Wells Fargo Advantage Variable Trust Funds. Subaccount performance prior to the close of business on April 8, 2005 reflects performance for the corresponding Strong Variable Insurance Fund (See Note 1).

Nationwide Life And Annuity
Company of America
Financial Statements
For the Years Ended December 31, 2007, 2006 and 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors and Shareholder
Nationwide Life and Annuity Company of America:
We have audited the accompanying balance sheets of Nationwide Life and Annuity Company of America (the Company) (a wholly owned subsidiary of Nationwide Life Insurance Company of America) as of December 31, 2007 and 2006, and the related statements of income, shareholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the financial statements, we also have audited the financial statement schedules I, IV, and V. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Company of America as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
/s/ KPMG LLP
April 25, 2008

Nationwide Life and Annuity Company of America
Statements of Income
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2007	2006	2005

Revenues:
Policy charges	$24.9	$24.3	$25.6
Traditional life and immediate annuity premiums	3.4	5.5	3.9
Net investment income	17.3	18.5	19.8
Net realized gains (losses) on investments	0.5	(0.3)	(0.6)

Total Revenues	46.1	48.0	48.7

Benefits and expenses:
Interest credited to policyholder account values	9.6	10.8	11.7
Life insurance and annuity benefits	9.7	10.6	9.7
Policyholder dividends on participating policies	1.1	1.0	0.9
Amortization of deferred policy acquisition costs	3.5	2.3	3.2
Amortization of value of business acquired	5.9	4.5	4.4
Other operating expenses	5.0	4.5	9.2

Total Benefits and Expenses	34.8	33.7	39.1

Income before federal income tax expense	11.3	14.3	9.6
Federal income tax expense	3.0	4.3	2.0

Net Income	$8.3	$10.0	$7.6

See accompanying notes to financial statements, including note 10 which describes related party transactions.

Nationwide Life and Annuity Company of America
Balance Sheets
(in millions, except par value amounts)

	December 31,
	2007	2006

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $226.4 in 2007; $269.7 in 2006)	$224.6	$266.2
Equity securities (cost $0.6 in 2007; $0.7 in 2006)	0.9	1.5
Mortgage loans on real estate, net	50.0	57.5
Policy loans	16.8	14.9
Other long-term investments	—	—
Short-term investments	28.2	18.7

Total Investments	320.5	358.8

Cash	—	6.9
Accrued investment income	3.0	3.6
Deferred policy acquisition costs	17.6	13.9
Value of business acquired	39.9	44.8
Other intangible assets	8.9	9.1
Other assets	20.2	19.0
Assets held in separate accounts	504.8	530.2

Total Assets	$914.9	$986.3

Liabilities and Shareholder’s Equity
Future policy benefits and claims	$287.5	$333.7
Other liabilities	10.5	20.1
Liabilities related to separate accounts	504.8	530.2

Total Liabilities	802.8	884.0

Shareholder’s equity:
Common stock, $10.00 par value. Authorized 0.5 shares; .25 shares issued and outstanding	2.5	2.5
Additional paid-in capital	67.4	67.4
Retained earnings	43.6	35.3
Accumulated other comprehensive loss	(1.4)	(2.9)

Total Shareholder’s Equity	112.1	102.3

Total Liabilities and Shareholder’s Equity	$914.9	$986.3

See accompanying notes to financial statements, including note 10 which describes related party transactions.

Nationwide Life and Annuity Company of America
Statements of Shareholder’s Equity
(in millions)

				Accumulated
		Additional		Other	Total
	Common	Paid-in	Retained	Comprehensive	Shareholder’s
	Stock	Capital	Earnings	Income (Loss)	Equity

Balance as of December 31, 2004 (revised, see note 2(k))	$2.5	$67.4	$19.8	$0.9	$90.6
Comprehensive income:
Net income	—	—	7.6	—	7.6
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(2.8)	(2.8)

Total comprehensive income					4.8

Cash dividend paid to parent	—	—	(2.0)	—	(2.0)

Balance as of December 31, 2005	$2.5	$67.4	$25.4	$(1.9)	$93.4

Comprehensive income:
Net income	—	—	10.0	—	10.0
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(1.0)	(1.0)

Total comprehensive income					9.0

Cash dividend paid to parent	—	—	(0.1)	—	(0.1)

Balance as of December 31, 2006	$2.5	$67.4	$35.3	$(2.9)	$102.3

Comprehensive income:
Net income	—	—	8.3	—	8.3
Net unrealized gains on securities available-for-sale arising during the period, net of tax	—	—	—	1.5	1.5

Total comprehensive income					9.8

Balance as of December 31, 2007	$2.5	$67.4	$43.6	$(1.4)	$112.1

See accompanying notes to financial statements, including note 10 which describes related party transactions.

Nationwide Life and Annuity Company of America
Statements of Cash Flows
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2007	2006	2005

Cash flows from operating activities
Net income	$8.3	$10.0	$7.6
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited to policyholder account balances	9.6	10.8	11.7
Capitalization of deferred policy acquisition costs	(7.2)	(3.0)	(5.0)
Amortization of deferred policy acquisition costs and value of business acquired	9.4	6.8	7.6
Amortization and depreciation	1.7	2.1	2.8
Realized (gains) losses on investments	(0.5)	0.3	0.6
Decrease in accrued investment income	0.6	0.4	0.2
Increase in other assets	(2.3)	(3.1)	(0.7)
Increase in policy liabilities	55.1	85.4	86.4
(Decrease) increase in other liabilities	(10.0)	15.5	(11.5)
Other, net	(0.1)	(0.1)	—

Net cash provided by operating activities	64.6	125.1	99.7

Cash flows from investing activities
Proceeds from maturity of securities available-for-sale	38.4	17.4	24.5
Proceeds from sale of securities available-for-sale	32.6	9.1	19.8
Proceeds from repayments of mortgage loans on real estate	8.4	23.3	16.1
Withdrawals of policy loans and proceeds from sale of other invested assets, net	(1.9)	(0.8)	(1.1)
Cost of securities available-for-sale acquired	(28.3)	(17.3)	(12.2)
Cost of mortgage loans on real estate acquired	—	(18.0)	(11.2)
Short-term investments, net	(9.9)	(1.7)	(7.1)
Collateral (paid) received -securities lending, net	(0.4)	1.5	(5.0)
Other, net	0.4	(1.5)	5.1

Net cash provided by investing activities	39.3	12.0	28.9

Cash flows from financing activities
Investment and universal life insurance product deposits	26.1	26.3	27.8
Investment and universal life insurance product withdrawals	(136.9)	(158.1)	(152.7)
Cash dividend to parent	—	(0.1)	(2.0)

Net cash used in financing activities	(110.8)	(131.9)	(126.9)

Net (decrease) increase in cash	(6.9)	5.2	1.7
Cash, beginning of period	6.9	1.7	—

Cash, end of period	$—	$6.9	$1.7

See accompanying notes to financial statements, including note 10 which describes related party transactions.

Nationwide Life and Annuity Company of America
(a wholly owned subsidiary of Nationwide Life Insurance Company of America)
Notes to Financial Statements
December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life and Annuity Company of America (NLACA or the Company) is a stock life insurance company and a wholly owned subsidiary of Nationwide Life Insurance Company of America (NLICA). NLICA, with its subsidiaries, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002. Prior to October 1, 2002, NLACA and NLICA were known as Providentmutual Life and Annuity Company of America and Provident Mutual Life Insurance Company (Provident Mutual), respectively.
The Company sells individual variable and traditional life insurance products. The Company also maintains blocks of individual variable and fixed annuity products. The Company distributes its products through a variety of distribution channels, principally personal producing general agents and brokers. The Company is licensed to operate in 49 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 20 states accounted for 86% of the Company’s sales (based on statutory premiums and annuity considerations) for the twelve months ended December 31, 2007. The Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. The Company no longer sells individual fixed and variable annuity products as of October 1, 2002.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. The Company separately prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). The State of Delaware has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting practices. Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. NLACA has no statutory accounting practices that differ from NAIC SAP or the accounting practices prescribed by the state of Delaware. Certain items in the 2006 footnotes have been reclassified to conform to the 2007 presentation.
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred acquisition costs (DAC) for investment products, traditional products and universal life insurance products, the balance, recoverability and amortization of VOBA, valuation allowances for mortgage loans on real estate, liability for future policy benefits and claims,

Notes to Financial Statements — (Continued)
impairment losses on investments, other intangible assets and the federal income tax provision. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on the facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)	Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and marketable equity securities as available-for-sale.Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustments to VOBA and DAC represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product pricing model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The Company also utilized broker quotes in pricing securities to validate modeled prices. As of December 31, 2007, 83.4% of the fair values of fixed maturity securities were obtained from independent pricing services, 14.1% from the above described matrices and 2.5% from other sources, compared to 82.7%, 16.2% and 1.1%, respectively, as of December 31, 2006.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20,Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Notes to Financial Statements — (Continued)
In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. Changes in the valuation allowance are recorded in net realized gains and losses on investments. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts. The Company held no long-term investments at December 31, 2007 and 2006.
Policy loans are reported at unpaid principal balances.
Interest income is recognized when earned while dividends are recognized when declared. All other investment income is recorded on the accrual basis.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in fair values of applicable investments are included in realized investment gains and losses.

(b)	Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for

Notes to Financial Statements — (Continued)
investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, policy administration fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts are determined based on the nature of such fees. Asset fees, cost of insurance charges and policy administration fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(c)	Deferred Policy Acquisition Costs
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.
For investment products and universal life insurance products DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).
The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account investment performance is approximately 7 percent growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor’s (S&P) 500 Index and as part of its pre-set parameters, the Company’s policy regarding the

Notes to Financial Statements — (Continued)
reversion to the mean process generally limits returns to 0-15% during the three-year reversion period. See 2(d) for a discussion on current year assumption changes.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
DAC on traditional participating life insurance policies is amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are reevaluated regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience on participating policies is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

(d)	Value of Business Acquired and Other Intangible Assets
As a result of the acquisition by NFS in 2002 and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.
VOBA reflects the estimated fair value of the business in-force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value assigned to VOBA was supported by an independent valuation study commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.
Intangible assets include the Company’s independent agency force and state licenses. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of each asset, the deterioration of the economic life, and the enhancement to other associated assets. The initial valuation of these intangible assets was also supported by an independent valuation study that was commissioned by NFS and executed by qualified valuation experts.
The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An

Notes to Financial Statements — (Continued)
after-tax discount rate of 11.0% was used to value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets.
Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (ranging from 8 to 25 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, also as described in note 2(a). VOBA is adjusted each quarter to reflect differences between actual results and those expected for the period just ending. The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.
For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/ lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 7 percent. If actual net separate account performance varies from the current assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in surrender/ lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.
For traditional participating life insurance products, VOBA is being amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined annually, based on actual experience and current assumptions of mortality, persistency, expenses and investment experience. In addition, the effect on the VOBA asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.
The Company estimates that the overall profitability of its variable products has improved, and it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, the Company recorded a net decrease in DAC and VOBA and a charge for the acceleration of amortization of DAC and VOBA of $0.1 million and $0.4 million, respectively, partially offset by a decrease in amortization of other related balances totaling $0.1 million pre-tax for the Individual Protection segment.

Notes to Financial Statements — (Continued)
The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%).
The intangible asset relating to the independent agency force is amortized over its estimated useful life of 20 years, primarily based on the cash flows generated by the asset.

(e)	Separate Accounts
Separate account assets and liabilities represent policyholders’/contractholders’ funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB), which is a rider to existing variable annuity contacts.

(f)	Future Policy Benefits and Claims
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies, as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values, and investment rates consistent with the Company’s dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners’ Standard Ordinary (CSO) mortality tables at interest rates ranging from 2.5% to 6.0%. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required if such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate, as discussed in note 2(a).
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using an interest rate of 4.5%. Also, as of December 31, 2007 and 2006, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at higher/ lower interest rates, which would have resulted in the use of a higher/ lower discount rate, as discussed in note 2(a).

(g)	Participating Business
Participating business represented approximately 5.8% as of December 31, 2007 (6.2% as of December 31, 2006 and 6.3% as of December 31, 2005) of the Company’s life insurance in force, 15.0% as of December 31, 2007 (14.8% as of December 31, 2006 and 13.1% as of December 31, 2005) of the number of life insurance policies in force, and 9.2% in 2007 (10.7% in 2006 and 14.8% in 2005) of life insurance

Notes to Financial Statements — (Continued)
statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in “Future policy benefits and claims” in the accompanying balance sheets.

(h)	Federal Income Tax
NLICA and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return and NLICA’s non-life insurance subsidiaries file a separate consolidated federal income tax return. The members of the consolidated tax return groups have a tax sharing arrangement that provides, in effect, allocated tax balances to the subsidiaries along with any benefits from carryforward amounts utilized by the parent of the subsidiaries. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.
The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts. The Company’s policy is to recognize interest and penalties on uncertain tax positions as income tax expense.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(i) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the balance sheets on a gross basis.
(j) Recently Issued Accounting Pronouncements
In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more

Notes to Financial Statements — (Continued)
businesses. SFAS 141R retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company currently is evaluating the impact of adopting SFAS 141R.
In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.
In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued SOP 07-1,Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e. fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were effective for fiscal years beginning on or after December 15, 2007. On October 17, 2007, the Financial Accounting Standards Board (FASB) proposed to defer the effective date indefinitely. The Company will monitor the FASB and AICPA deliberations and ultimate decision regarding this standard.
In April 2007, the FASB issued FASB Staff Position (FSP) FIN 39-1,An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.
In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes

Notes to Financial Statements — (Continued)
for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.
In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.
In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.
In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.
In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation

Notes to Financial Statements — (Continued)
at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1,Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (SFAS) No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the Financial Accounting Standards Board (FASB). SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007. SOP 05-1 did not have a material impact on the Company’s financial position and/or results of operations.
In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had a material impact on the Company’s financial position or results of operations since adoption, except as noted in 2(k).
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FASB Staff Position (FSP) Emerging Issues Task Force (EITF) 03-1-a,Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44,Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later

Notes to Financial Statements — (Continued)
than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as non-accrual or how to subsequently report income on a non-accrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and SEC SAB No. 59, Accounting for Noncurrent Marketable Equity Securities. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.

(k)	Change in Accounting Principle
Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies.
The Company has presented its financial statements and accompanying notes as applicable for all years presented to retroactively apply the adoption of the change in accounting principle described above.
The following tables summarize the impact of the items described above for the years ended December 31:

(in millions)	2007	2006	2005

Other operating expenses	$—	$0.1	$(0.2)
Federal income tax expense	—	—	0.1

Net (loss) income	$—	$(0.1)	$0.1

The cumulative effect of the changes described above as of January 1, 2005 was an increase of $0 million to retained earnings.

Notes to Financial Statements — (Continued)

(3)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in millions)	Cost	Gains	Losses	Fair Value

December 31, 2007
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$7.6	$0.2	$—	$7.8
Agencies not backed by full faith and credit of U.S. Government	2.0	—	—	2.0
Obligations of states and political subdivisions	0.5	—	—	0.5
Corporate securities:
Public	76.2	0.4	0.6	76.0
Private	40.4	0.3	0.6	40.1
Mortgage-backed securities	84.9	0.3	1.1	84.1
Asset-backed securities	14.8	0.1	0.8	14.1

Total fixed maturity securities	226.4	1.3	3.1	224.6
Equity securities	0.6	0.3	—	0.9

Total securities available for sale	$227.0	$1.6	$3.1	$225.5

December 31, 2006
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$6.6	$—	$0.1	$6.5
Agencies not backed by full faith and credit of U.S. Government	2.0	—	—	2.0
Obligations of states and political subdivisions	0.5	—	—	0.5
Corporate securities:
Public	108.0	0.4	2.1	106.3
Private	48.2	0.3	0.9	47.6
Mortgage-backed securities	89.6	0.3	1.1	88.8
Asset-backed securities	14.8	—	0.3	14.5

Total fixed maturity securities	269.7	1.0	4.5	266.2
Equity securities	0.7	0.8	—	1.5

Total securities available for sale	$270.4	$1.8	$4.5	$267.7

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2007, by maturity. Expected maturities will differ from contractual

Notes to Financial Statements — (Continued)
maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	Cost	Fair Value

Fixed maturity securities available-for-sale:
Due in one year or less	$24.0	$23.9
Due after one year through five years	74.9	75.1
Due after five years through ten years	17.5	17.3
Due after ten years	10.3	10.1

Subtotal	126.7	126.4
Mortgage-backed securities	84.9	84.1
Asset-backed securities	14.8	14.1

Total	$226.4	$224.6

The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)	2007	2006

Net unrealized (losses) gains, before adjustments and taxes	$(1.5)	$(2.7)
Adjustment to VOBA	0.1	(0.9)
Adjustment to DAC	—	—
Adjustment to future policy benefits and claims	(0.7)	(0.8)
Deferred federal income taxes	0.7	1.5

Net unrealized losses	$(1.4)	$(2.9)

The following table presents an analysis of the change in net unrealized (losses) gains on securities available-for-sale, before taxes, for the years ended December 31:

(in millions)	2007	2006	2005

Securities available-for-sale:
Fixed maturity securities	$1.7	$(0.2)	$(7.1)
Equity securities	(0.5)	0.2	0.1

Net change	$1.2	$—	$(7.0)

Notes to Financial Statements — (Continued)
The following table summarizes by time the gross unrealized losses on available-for-sale securities in an unrealized loss position, as of the dates indicated:

	Less than or Equal to
	One Year		More than One Year

	Estimated	Gross	Estimated	Gross
	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses

December 31, 2007
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$—	$—	$—	$—
Obligations of states and political subdivisions	—	—	0.5	—
Corporate securities:
Public	3.9	0.1	41.5	0.5
Private	5.5	0.1	21.5	0.5
Mortgage-backed securities	18.9	0.6	34.7	0.5
Asset-backed securities	—	—	9.9	0.8

Total fixed maturity securities	28.3	0.8	108.1	2.3
Equity securities	—	—	—	—

Total	$28.3	$0.8	$108.1	$2.3

% of gross unrealized loss		25.8%		74.2%

December 31, 2006
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$4.3	$—	$2.3	$0.1
Corporate securities:
Public	6.3	0.1	92.8	2.0
Private	9.9	—	26.2	0.9
Mortgage-backed securities	11.2	0.1	55.8	1.0
Asset-backed securities	—	—	11.7	0.3

Total fixed maturity securities	31.7	0.2	188.8	4.3
Equity securities	—	—	—	—

Total	$31.7	$0.2	$188.8	$4.3

% of gross unrealized loss		4.4%		95.6%

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $2.3 million, or 74% of the Company’s total unrealized losses. Of this total, $2.2 million, or 96%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

Notes to Financial Statements — (Continued)
For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed

	Investment Grade			Non-Investment Grade			Total

Ratio of	Less Than or			Less Than or			Less Than or
Estimated Fair	Equal to	More Than		Equal to	More Than		Equal to	More Than
Value to Amortized Cost	One Year	One Year	Total	One Year	One Year	Total	One Year	One Year	Total

99.9%-95.0%	$0.7	$1.3	$2.0	$—	$0.1	$0.1	$0.7	$1.4	$2.1
94.9%-90.0%	—	0.3	0.3	0.1	—	0.1	0.1	0.3	0.4
89.9%-85.0%	—	0.1	0.1	—	—	—	—	0.1	0.1
84.9%-80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	0.5	0.5	—	—	—	—	0.5	0.5

Total	$0.7	$2.2	$2.9	$0.1	$0.1	$0.2	$0.8	$2.3	$3.1

As noted in the table above, as of December 31, 2007, 81% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 94% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 50% have been in an unrealized loss position for less than one year.
The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 97% were in the two highest NAIC Designations as of December 31, 2007 and 2006.
The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006

NAIC		Amortized	Estimated	Amortized	Estimated
Designation[1]	Rating Agency Equivalent Designation[2]	Cost	Fair Value	Cost	Fair Value

1	Aaa/Aa/A	$171.6	$169.8	$200.2	$197.2
2	Baa	47.1	47.1	60.6	60.0
3	Ba	2.8	2.7	4.0	4.0
4	B	4.9	5.0	4.9	5.0
5	Caa and lower	—	—	—	—
6	In or near default	—	—	—	—

	Total	$226.4	$224.6	$269.7	$266.2

1	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.
2	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as

Notes to Financial Statements — (Continued)
delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.
The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $32.4 and $31.8, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $7.3 and $6.5, respectively. As of December 31, 2007, 100.0% of securities containing Alt-A and Sub-prime collateral were rated AA or better. In addition, 49.8% and 100.0% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.
Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $32.6 million, $9.1 million and $19.8 million, respectively. During 2007, gross gains of $0.9 million and gross losses of $0.4 million were realized on those sales. During 2006, gross gains of $0.0 million and gross losses of $0.3 million were realized on those sales. During 2005, gross gains of $0.2 million and gross losses of $0.1 million were realized on those sales.
There was no recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 2007 (none as of December 31, 2006). During 2007, there was no average recorded investment in impaired mortgage loans on real estate (none for the twelve months ended December 31, 2006) and no interest income recognized on those loans in 2007 (none for the twelve months ended December 31, 2006 and 2005), which is equal to interest income recognized using a cash-basis method of income recognition.
Activity in the valuation allowance account for mortgage loans on real estate for the twelve months ended December 31:

(in millions)	2007	2006	2005

Allowance, beginning of period	$0.1	$0.2	$0.3
Net additions (reductions) charged (credited) to allowance	—	(0.1)	(0.1)

Allowance, end of period	$0.1	$0.1	$0.2

Notes to Financial Statements — (Continued)
The following table summarizes net investment income by investment type for the twelve months ended December 31:

(in millions)	2007	2006	2005

Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$13.1	$13.9	$14.5
Equity securities	0.1	0.1	0.1
Mortgage loans on real estate	3.2	3.7	4.4
Policy loans	0.9	0.7	0.6
Short-term investments	0.4	0.4	0.4
Other	—	—	0.1

Gross investment income	17.7	18.8	20.1
Less investment expenses	0.4	0.3	0.3

Net investment income	$17.3	$18.5	$19.8

The following table summarizes net realized gains (losses) on investments by investment type for the twelve months ended December 31:

(in millions)	2007	2006	2005

Realized gains (losses) on sale of securities available-for-sale:
Fixed maturity securities — gains	$0.1	$—	$0.2
Fixed maturity securities — losses	(0.4)	(0.3)	(0.1)
Equity securities	0.8	—	—
Other-than-temporary impairments of securities available-for-sale:
Fixed maturity securities	—	—	(0.2)
Real estate	—	—	—
Mortgage loans on real estate	—	—	(0.5)
Other	—	—	—

Net realized gains (losses) on investments	$0.5	$(0.3)	$(0.6)

Fixed maturity securities with an amortized cost of $6.0 million and $6.0 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $1.6 million and $2.0 million, respectively. As of December 31, 2007 and 2006, the Company held collateral of $1.7 million and $2.1 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

Notes to Financial Statements — (Continued)

(4)	Deferred Policy Acquisition Costs
The following table represents a reconciliation of the DAC asset for the twelve months ended December 31:

(in millions)	2007	2006

Balance at beginning of period	$13.9	$13.1
Expenses deferred	7.2	3.0
Amortization of DAC	(3.5)	(2.3)

	17.6	13.8
Effect on DAC from unrealized gains/losses	—	0.1

Balance at end of period	$17.6	$13.9

(5)	Value of Business Acquired and Other Intangible Assets
The following table represents a reconciliation of VOBA for the twelve months ended December 31:

(in millions)	2007	2006

Balance at beginning of period	$44.8	$51.3
Amortization of value of business acquired	(5.9)	(4.5)

	38.9	46.8
Change in unrealized gain/loss on available-for-sale securities	1.0	(2.0)

Balance at end of period	$39.9	$44.8

The interest on the unamortized VOBA balance (interest rates range from 4.5% to 6.5%) during the twelve months ended December 31, 2007, 2006 and 2005 was $2.6 million, $2.9 million and $3.2 million, respectively.
Intangible assets as of December 31, 2007 and 2006 are summarized as follows:

	December 31,	December 31,	December 31,
	2007 and 2006	2007	2006
	Gross Carrying	Accumulated	Accumulated	Useful
(in millions)	Amount	Amortization	Amortization	Life[1]

Amortizing intangible assets:
VOBA	$69.9	$30.0	$24.2	28 years
Independent agency force	5.9	0.7	0.5	20 years

Total	75.8	30.7	24.7
Non-amortizing intangible assets:
State insurance licenses	3.7	0.0	0.0	Indefinite

Total	3.7	0.0	0.0

Grand total	$79.5	$30.7	$24.7

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors. The state insurance licenses have indefinite lives and therefore are not amortized.

Notes to Financial Statements — (Continued)
Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

		Intangible
		Assets with
(in millions)	VOBA	Finite Lives	Total

2008	$5.6	$0.4	$6.0
2009	$4.7	$0.5	$5.2
2010	$4.1	$0.5	$4.6
2011	$3.4	$0.5	$3.9
2012	$2.7	$0.5	$3.2
The Company completed its annual impairment testing and concluded there were no impairment losses on existing intangible assets in 2007, 2006 or 2005.

(6)	Federal Income Tax
The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 2007 and 2006 were as follows:

(in millions)	2007	2006

Deferred tax assets
Fixed maturity securities	$2.5	$3.5
Future policy benefits	15.4	17.8
DAC	—	0.9
Other	1.6	0.9

Gross deferred tax assets	19.5	23.1

Deferred tax liabilities
VOBA	13.9	15.7
Intangible asset	3.1	3.2
DAC	0.8	—
Other	0.2	0.4

Gross deferred tax liabilities	18.0	19.3

Deferred tax asset	$1.5	$3.8

A valuation allowance is required to be established for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that the benefit of the deferred tax asset will be realized through the generation of future income. Therefore, no such valuation allowance has been established.
The Company’s current federal income tax liability was $2.2 million and $3.0 million as of December 31, 2007 and 2006, respectively.
Federal income tax expense for the twelve months ended December 31, 2007, 2006 and 2005 was as follows:

(in millions)	2007	2006	2005

Current	$1.5	$2.5	$0.4
Deferred	1.5	1.8	1.6

Federal income tax expense	$3.0	$4.3	$2.0

Notes to Financial Statements — (Continued)
Total federal income tax expense for the twelve months ended December 31, 2007, 2006 and 2005 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

	2007		2006		2005

(in millions)	Amount	%	Amount	%	Amount	%

Computed (expected) tax expense	$3.9	35.0	$5.0	35.0	$3.4	35.0
Tax exempt interest and dividends received deduction	(0.9)	(8.0)	(0.7)	(5.1)	(1.4)	(14.2)

Total	$3.0	27.0	$4.3	29.9	$2.0	20.8

The federal income tax paid during the twelve months ended December 31, 2007, 2006 and 2005 was $2.3 million, $1.3 million and $1.1 million, respectively.

(7)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts and securities lending collateral. Those financial assets and liabilities not presented at fair value are discussed below.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with risks involved, matrix pricing and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair value of mortgage loans on real estate are estimated using discounted cash flow analyses based on using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to

Notes to Financial Statements — (Continued)

predict. The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair values are the amounts payable on demand net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.
Carrying amount and estimated fair value of financial instruments subject to disclosure requirements were as follows as of December 31, 2007 and 2006:

	2007		2006

	Carrying	Estimated	Carrying	Estimated
(in millions)	Amount	Fair Value	Amount	Fair Value

Assets
Investments:
Mortgage loans on real estate, net	50.0	49.8	57.5	56.7
Policy loans	16.8	16.8	14.9	14.9

Liabilities
Investment contracts	173.7	172.9	226.0	222.7

(8)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it mitigates those risks:
Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g., increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities,both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans, to provide funding for other long term investments and to purchase fixed maturity securities. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contracts. Commitments generally have fixed

Notes to Financial Statements — (Continued)
expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. The Company had no commitments on mortgage loans on real estate extending into 2008 that were outstanding as of December 31, 2007. The Company also had no commitments to purchase fixed maturity securities outstanding and no outstanding limited partnership commitments as of December 31, 2007.
Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2007, 88.4% (88.7% as of December 31, 2006) of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases/decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of VOBA and DAC.
The Company’s long-term assumption for net separate account returns is 7% annual growth, earned evenly throughout the year. However, as it does each quarter, the Company would evaluate its DAC and VOBA balances and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC and VOBA assumptions.
Many of the Company’s individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value. This could result in additional GMDB claims. As of December 31, 2007, the net amount at risk, defined as the excess of the death benefit over the account value, was $7.7 million before reinsurance and $2.0 million net of reinsurance. As of December 31, 2006, the net amount at risk, defined as the excess of the death benefit over the account value, was $11.3 million before reinsurance and $3.0 million net of reinsurance. As of December 31, 2007, the Company’s reserve for GMDB claims, net of reinsurance, was $0.2 million. As of December 31, 2006, the reserve for GMDB claims was $0.2 million.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company had a diversified portfolio with no more than 31.1% (29.6% in 2006) in any geographic area and no more than 16.1% (14.0% in 2006) with any one borrower. As of December 31, 2007, 42.2% (39.5% in 2006) of the carrying value of the Company’s commercial mortgage loan portfolio financed apartment properties.
Significant Business Concentrations: As of December 31, 2007 and 2006, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region in the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic region in the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

Notes to Financial Statements — (Continued)
Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $0.3 million on any single life for business prior to 2005 and $0.6 million for new business in 2005 and thereafter.
Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.
The tables below highlight the amounts shown in the accompanying financial statements and other information that are net of reinsurance activity (in millions):

		Ceded	Assumed
	Gross	to Other	from Other	Net
	Amount	Companies	Companies	Amount

For the Year Ended
December 31, 2007:
Life insurance in force	$5,076.4	$4,226.5	$1.8	$851.7

Life insurance premiums	$7.9	$4.5	$—	$3.4

For the Year Ended
December 31, 2006:
Life insurance in force	$5,119.5	$4,265.8	$2.2	$855.9

Life insurance premiums	$10.5	$5.0	$—	$5.5

For the Year Ended
December 31, 2005:
Life insurance in force	$5,344.8	$4,460.5	$89.3	$973.6

Life insurance premiums	$9.8	$6.1	$0.2	$3.9

Collateral- Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. Securities on loan as of December 31, 2007 and 2006 were $1.6 million and $2.0 million, respectively.

(9)	Shareholder’s Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
Regulatory Risk-Based Capital
The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital (RBC) requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum RBC requirements for the periods presented herein.

Notes to Financial Statements — (Continued)
Dividend Restrictions
Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. Under Delaware insurance laws, unless the Insurance Department either approves or does not disapprove payment within 30 days after being notified, NLACA may not pay any cash dividends or other non-stock distributions to NLICA during any 12-month period if the total payments exceed the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future. The Company paid $0 million, $0.1 million and $2.0 million of dividends to NLICA during 2007, 2006 and 2005, respectively. As of December 31, 2007, the maximum dividend, which could be declared or paid by the Company in 2008 was $9.4 million without written approval from the Delaware Commissioner of Insurance. The statutory capital and surplus of the Company as of December 31, 2007 and 2006 was $83.3 million and $74.1 million, respectively. The statutory net income of the Company for the twelve months ended December 31, 2007, 2006 and 2005 was $9.4 million, $10.2 million and $10.0 million, respectively.
Comprehensive Income (Loss)
The Company’s comprehensive income (loss) includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive income (loss), before and after federal income tax benefit, for the years ended December 31, 2007, 2006 and 2005:

(in millions)	2007	2006	2005

Unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustment	$1.7	$(0.3)	$(6.9)
Adjustment to VOBA	1.0	(2.0)	2.3
Adjustment to DAC	—	0.1	(0.1)
Adjustment to future policy benefits and claims	0.1	0.4	0.5
Related federal income tax (expense) benefit	(1.0)	0.6	1.5

Net unrealized gains (losses)	1.8	(1.2)	(2.7)

Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
Net unrealized losses (gains) before adjustment	(0.5)	0.3	(0.1)
Related federal income tax expense (benefit)	0.2	(0.1)	—

Net reclassification adjustment	(0.3)	0.2	(0.1)

Other comprehensive income (loss) on securities available-for-sale	$1.5	$(1.0)	$(2.8)

(10)     Related Party Transactions
Pursuant to a cost sharing agreement among Nationwide Mutual Insurance Company (NMIC) and certain of its direct and indirect subsidiaries, including the Company, NMIC, NLICA and NFS, a subsidiary of NMIC, provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost

Notes to Financial Statements — (Continued)
studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the twelve months ended December 31, 2007, 2006 and 2005, the Company incurred expenses related to these cost sharing agreements with NLICA, NMIC, NFS and Nationwide Services Company LLC totaling $6.3 million, $4.9 million and $8.9 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The contractual obligations under the Company’s SPDA contracts in force and issued before September 1, 1988 are guaranteed by NLICA. Total SPDA contracts affected by this guarantee in force at December 31, 2007 and 2006 approximated $30.1 million and $34.3 million, respectively.

(11)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s statement of income in a particular period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company and/or its affiliates have been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company and/or its affiliates have cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.
In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales

Notes to Financial Statements — (Continued)
and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representative. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans and the use of side agreements and finite reinsurance agreements. The Company and/or its affiliates are cooperating with these inquiries and will also cooperate with Nationwide Mutual Insurance Company, the Company’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.
The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.
In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.
(12)     Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income before income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) net realized gains/losses on investments and (2) the adjustment to amortization of DAC and VOBA related to net realized gains/losses.

Notes to Financial Statements — (Continued)
The Individual Investments segment consists of deferred fixed annuity, deferred variable annuity and income products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
The Individual Protection segment consists of investment life insurance products, including individual variable and universal life insurance products in addition to traditional insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.
The Corporate and Other segment includes net investment income and certain expenses not allocated to the other product segments and net realized gains and losses on investments.
The following tables summarize the financial results of the Company’s business segments for the twelve months ended December 31, 2007, 2006 and 2005.

	Individual	Insurance
(in millions)	Investments	Protection	Corporate	Total

Year ended December 31, 2007
Policy charges	$4.9	$20.0	$—	$24.9
Traditional life and immediate annuity premiums	—	3.4	—	3.4
Net investment income	10.6	3.9	2.8	17.3
Net realized gains on investments	—	—	0.5	0.5

Total revenues	15.5	27.3	3.3	46.1

Interest credited to policyholder account values	7.3	2.3	—	9.6
Life insurance and annuity benefits	(0.9)	10.6	—	9.7
Policyholder dividends on participating policies	—	1.1	—	1.1
Amortization of deferred policy acquisition costs	—	3.5	—	3.5
Amortization of value of business acquired	2.3	3.6	—	5.9
Other operating expenses	1.4	3.7	(0.1)	5.0

Total benefits and expenses	10.1	24.8	(0.1)	34.8

Income before Federal income tax expense	5.4	2.5	3.4	$11.3

Adjustments to amortization of DAC/VOBA on capital gains/(losses)	—	—	—
Net realized gains on investments	—	—	(0.5)

Pre-Tax operating earnings	$5.4	$2.5	$2.9

Assets as of December 31, 2007	$435.4	$421.7	$57.8	$914.9

Notes to Financial Statements — (Continued)

	Individual	Insurance
(in millions)	Investments	Protection	Corporate	Total

Year ended December 31, 2006
Policy charges	$5.8	$18.5	$—	$24.3
Traditional life and immediate annuity premiums	(0.1)	5.6	—	5.5
Net investment income	14.0	1.3	3.2	18.5
Net realized losses on investments	—	—	(0.3)	(0.3)

Total revenues	19.7	25.4	2.9	48.0

Interest credited to policyholder account values	8.8	2.0	—	10.8
Life insurance and annuity benefits	(0.5)	11.1	—	10.6
Policyholder dividends on participating policies	—	1.0	—	1.0
Amortization of deferred policy acquisition costs	—	2.3	—	2.3
Amortization of value of business acquired	3.2	1.3	—	4.5
Other operating expenses	1.5	4.0	(1.0)	4.5

Total benefits and expenses	13.0	21.7	(1.0)	33.7

Income before Federal income tax expense	6.7	3.7	3.9	$14.3

Adjustments to amortization of DAC/ VOBA on capital gains/ (losses)	(0.1)	—	—
Net realized losses on investments	—	—	0.3

Pre-Tax operating earnings	$6.8	$3.7	$4.2

Assets as of December 31, 2006	$534.6	$396.7	$55.0	$986.3

Notes to Financial Statements — (Continued)

	Individual	Insurance
(in millions)	Investments	Protection	Corporate	Total

Year ended December 31, 2005
Policy charges	$6.9	$18.7	$—	$25.6
Traditional life and immediate annuity premiums	(0.1)	4.0	—	3.9
Net investment income	14.9	3.8	1.1	19.8
Net realized losses on investments	—	—	(0.6)	(0.6)

Total revenues	21.7	26.5	0.5	48.7

Interest credited to policyholder account values	9.9	1.8	—	11.7
Life insurance and annuity benefits	0.1	9.6	—	9.7
Policyholder dividends on participating policies	—	0.9	—	0.9
Amortization of deferred policy acquisition costs	—	3.2	—	3.2
Amortization of value of business acquired	3.3	1.1	—	4.4
Other operating expenses	2.0	5.5	1.7	9.2

Total benefits and expenses	15.3	22.1	1.7	39.1

Income before Federal income tax expense	6.4	4.4	(1.2)	$9.6

Adjustments to amortization of DAC/ VOBA on capital gains/(losses)	0.2	—	—
Net realized losses on investments	—	—	0.6

Pre-Tax operating earnings	$6.2	$4.4	$(0.6)

Assets as of December 31, 2005	$664.3	$334.2	$38.8	$1,037.3

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.
(13)     Variable Annuity Contracts
The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also maintains non-traditional variable annuity contracts in which the Company provides a guarantee to benefit the related contract holders or GMDB. The GMDB provides a specified minimum return upon death. The Company offers four primary GMDB types:

•	Return of premium — provides the greater of account value or total deposits made to the contract less any partial withdrawals.

•	Reset — provides the greater of a return of premium death benefit or the anniversary (generally the sixth or eighth year) account value adjusted for withdrawals.

•	Ratchet — provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary — evaluated monthly; annual — evaluated annually; and five-year — evaluated every fifth year.

•	Rollup — provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 74 or 200% of adjusted premiums.

Notes to Financial Statements — (Continued)
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

	December 31, 2007			December 31, 2006

	Account	Net Amount	Wtd. Avg.	Account	Net Amount	Wtd. Avg.
(in millions)	Value	at Risk[1]	Attained Age	Value	at Risk[1]	Attained Age

GMDB:
Return of premium	$3.6	$0.0	63	$3.8	$0.0	62
Reset	109.1	1.0	61	126.3	1.7	61
Ratchet	26.2	1.0	57	34.8	1.3	57
Roll-up	0.7	0.0	57	0.7	0.0	56

Total — GMDB	$139.6	$2.0	60	$165.6	$3.0	60

1	Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero.
Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the year ended December 31, 2007 and 2006.

	December 31,	December 31,
(in millions)	2007	2006

GMDB
Beginning balance	$0.2	$0.2
Expense provision	0.2	0.2
Net claims paid	(0.2)	(0.2)

Ending Balance	$0.2	$0.2

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

	December 31,	December 31,
(in millions)	2007	2006

Mutual funds:
Bond	$24.8	$29.1
Domestic equity	207.1	243.3
International equity	19.7	23.4

Total mutual funds	251.6	295.8
Money market funds	12.2	12.6

Total	$263.8	$308.4

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates its estimates and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and December 31, 2006 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 25 stochastically generated economic scenarios

Notes to Financial Statements — (Continued)

•	Mean gross equity performance — 8.1%

•	Equity volatility — 18.7%

•	Mortality — 100% of Annuity 2000 table

•	Asset fees — equivalent to mutual fund and product loads

•	Discount rate — 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration	1	2	3	4	5	6	7	8	9+

Minimum	5.50%	8.00%	12.50%	13.50%	14.50%	18.50%	25.00%	22.00%	21.50%
Maximum	12.50%	17.50%	23.50%	21.00%	25.50%	25.00%	30.00%	35.00%	38.00%

Nationwide Life and Annuity Company of America
Schedule I Summary of Investments — Other than Investments in Related Parties
December 31, 2007

Column A	Column B	Column C	Column D

			Amount at
			Which Shown
		Market	in the
Type of Investment	Cost	Value	Balance Sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Government and government agencies and authorities	$7.6	$7.8	$7.8
Agencies not backed by the full faith and credit of the U.S. Government	2.0	2.0	2.0
States, municipalities and political subdivisions	0.5	0.5	0.5
Foreign governments	—	—	—
Public utilities	14.6	14.6	14.6
All other corporate	201.7	199.7	199.7

Total fixed maturity securities available-for-sale	226.4	224.6	224.6

Equity securities available-for-sale:
Common stocks:
Public Utilities	—	—	—
Banks, trust and insurance companies	—	—	—
Industrial, miscellaneous and all other	0.6	0.9	0.9
Nonredeemable preferred stocks	—	—	—

Total equity securities available-for-sale	0.6	0.9	0.9

Mortgage loans on real estate, net	50.1		50.0[1]
Real estate, net:
Investment properties	—		—
Acquired in satisfaction of debt	—		—
Properties occupied by entity	—		—

Total real estate, net	—		—

Policy loans	16.8		16.8
Other long-term investments	—		—
Short-term investments, including amounts managed by a related party	28.2		28.2

Total investments	$322.1		$320.5

1	Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate (see note 3 to the financial statements).
See accompanying report of independent registered public accounting firm.

Nationwide Life and Annuity Company of America
Schedule IV — Reinsurance
December 31, 2007

					Percentage
		Ceded	Assumed		of Amount
	Gross	to Other	from Other	Net	Assumed
(in 000’s)	Amount	Company’s	Company’s	Amount	to Net

2007
Life insurance in force	5,076,412	4,226,478	1,736	851,670	0.2%

Premiums:
Life insurance	$7,854	$4,527	$34	$3,361	1.0%

2006
Life insurance in force	5,119,562	4,265,819	2,158	855,901	0.3%

Premiums:
Life insurance	$10,487	$5,004	$20	$5,503	0.4%

2005
Life insurance in force	5,344,767	4,460,488	89,319	973,598	9.2%

Premiums:
Life insurance	$9,833	$6,145	$165	$3,853	4.3%

See accompanying report of independent registered public accounting firm.

Nationwide Life and Annuity Company of America
Schedule V — Valuation and Qualifying Accounts
Years Ended December 31, 2007, 2006 and 2005

Column A	Column B	Column C		Column D	Column E

		Charged
	Balance at	(Credited) to	Charged to		Balance at
	Beginning	Costs and	Other		End of
Description	of Period	Expenses	Accounts	Deductions*	Period

2007
Valuation allowances — mortgage loans on real estate	$134,365	($25,029)	—	—	$109,336
2006
Valuation allowances — mortgage loans on real estate	$190,716	($56,351)	—	—	$134,365
2005
Valuation allowances — mortgage loans on real estate	$284,122	($1,520)	—	$91,886	$190,716

*	Amounts represent recoveries.
See accompanying report of independent registered public accounting firm.

4

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)           Financial Statements

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)           Exhibits

(1)
Resolution of the Board of Directors of Provident Mutual Life and Annuity Company of America authorizing establishment of the Providentmutual Variable Annuity Separate Account dated November 20, 1991.  Incorporated herein by reference to post-effective amendment No. 8 to this Registration Statement filed on April 25, 2000, File No. 33-65512.

(2)	Not applicable.

(3)
Underwriting Agreement among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, Nationwide Securities, LLC, and Nationwide Provident Variable Separate Accounts attached hereto.

(4)	Form of variable annuity contract and riders. Incorporated herein by reference to post-effective amendment No. 8, filed on April 25, 2000, File No. 33-65512.

(5)	Form of application. Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.

(6)
Restated Certificate of Incorporation of Provident Mutual Life and Annuity Company of America.  Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.  By-Laws of Providentmutual Life and Annuity Company of America.  Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.  Charter of Nationwide Life Insurance Company of America.  Incorporated herein by reference to pre-effective amendment No. 1 to the Form N-6 registration statement, filed on December 16, 2002, File No. 333-98631.

(7)	Not applicable.

(8)	Fund Participation Agreements:

1.	Fund Participation Agreement with Dreyfus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

2.	Fund Participation Agreement with DWS filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

3.	Fund Participation Agreement with Federated filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

4.	Fund Participation Agreement with Fidelity filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

5.	Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

6.	Fund Participation Agreement with Premier VIT filed previously on April 29, 2008, with Post-Effective Amendment No. 17 (File No. 033-65512) as exhibit 24(b) and hereby incorporated by reference.

7.	Fund Participation Agreement with Van Eck filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

8.	Fund Participation Agreement with Wells Fargo filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

(9)	Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to post-effective amendment No. 9 to this Registration Statement filed on April 26, 2001, File No. 33-65512.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not applicable.

(12)	Not applicable.

(99) Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

Principal business address is One Nationwide Plaza, Columbus, OH 43215.

Chairperson of the Board, Chief Executive Officer, and Director	W. G. Jurgensen
Vice Chairperson of the Board and Director	Mark R. Thresher
President and Director	Peter A. Golato
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President – Finance	Lawrence A. Hilsheimer
Executive Vice President	Terri L. Hill
Senior Vice President and Assistant Treasurer and Director	Timothy G. Frommeyer
Senior Vice President – Assistant to the CEO and Assistant Secretary	Thomas E. Barnes
Senior Vice President and Assistant Treasurer	Harry H. Hallowell
Senior Vice President – Chief Investment Officer	Gail G. Snyder
Senior Vice President – Head of Taxation	Pamela A. Biesecker
Senior Vice President and Treasurer	James D. Benson
Senior Vice President	Carol Baldwin Moody
Director	Michael A. Hamilton
Director	John L. Carter
Associate Vice President and Secretary	Kathy R. Richards

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Securities, LLC*	Delaware		The company is registered as a broker-dealer and investment advisor.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.  Number of Policyowners

As of February 1, 2008 there were a total of 4,693 individual flexible premium deferred variable annuity contracts (File No. 33-65512) outstanding – 1,813 non-qualified and 2,880 qualified.

Item 28.  Indemnification

The By-Laws of Nationwide Life and Annuity Company of America provide, in part in Article XII, as follows:

ARTICLE XII

INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

Section 12.01. To the fullest extent permitted by law, the Company shall indemnify any present, former, or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorneys' fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer, or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer, or employee in settlement of, or in satisfaction of a judgment or fine in any such action, suit or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty. A judgment entered in connection with a compromise or dismissal or settlement of any such action, suit or other proceeding shall not of itself be deemed an adjudication of negligence or misconduct. The indemnification herein provided shall not be exclusive of any other rights to which the persons indemnified may be entitled.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Nationwide Securities, LLC (“NSLLC”) is the principal underwriter and general distributor for the following separate investment accounts:

Nationwide Provident VA Separate Account 1	Nationwide Provident VLI Separate Account 1
Nationwide Provident VA Separate Account A	Nationwide Provident VLI Separate Account A

(b) Directors and Officers of NSLLC:

President	Michael A. Hamilton
Senior Vice President and Assistant Secretary	Thomas E. Barnes
Vice President and Assistant Treasurer	Carol L. Dove
Vice President	Jerry L. Greene
Vice President	Thomas F. Houle
Vice president and Chief Operations Officer	Keith J. Kelly
Vice President	Florence Lathen-Harris*
Associate Vice President and Assistant Secretary	Michael A. Bazany, Jr.*
Associate Vice President-	Elaine F. Duffus**
Associate Vice President and Treasurer	Meredith E. Gompertz
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President	Patrick K. Shanahan
Associate Vice President and Assistant Treasurer	Terry C. Smetzer
Associate Vice President and Assistant Secretary	Robert L. Tuch

Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
*Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.
**Principal business address is 300 Continental Drive, Newark, DE 19713.

(c) Compensation From the Registrant.  The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
NSLLC	N/A	None	N/A	N/A

Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by NLACA at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 31.  Management Services

All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan.  NLACA and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

REPRESENTATION OF REASONABLENESS

Nationwide Life and Annuity Company of America hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life and Annuity Company of America.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Nationwide Provident VA Separate Account A and Nationwide Life and Annuity Company of America certify that they meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Columbus and the State of Ohio, on the 18th day of July, 2008.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A
(Registrant)

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 18th day of July, 2008.

W. G. JURGENSEN
W. G. Jurgensen Chairperson of the Board, Chief Executive Officer, and Director
MARK R. THRESHER
Mark R. Thresher Vice Chairperson of the Board and Director
PETER A. GOLATO
Peter A. Golato President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer Senior Vice President and Assistant Treasurer and Director
JOHN L. CARTER
John L. Carter Director
MICHAEL A. HAMILTON
Michael A. Hamilton Director
LARRY HILSHEIMER
Larry Hilsheimer Director
By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact